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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07452
AIM Variable Insurance Funds(Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500, Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500, Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/10

Item 1. Schedule of Investments
EXHIBIT INDEX
EX-99.CERT

Item 1. Schedule of Investments.

Invesco V.I. Basic Balanced Fund
(formerly known as AIM V.I. Basic Balanced Fund)
Quarterly Schedule of Portfolio Holdings March 31, 2010

invesco.com	VIBBA-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—75.57%

Advertising—4.09%
Interpublic Group of Cos., Inc. (The) (b)	80,086	$666,316
Omnicom Group Inc.	18,978	736,536

		1,402,852

Asset Management & Custody Banks—1.41%
State Street Corp.	10,737	484,668
Brewers—1.02%
Molson Coors Brewing Co. -Class B	8,338	350,696
Casinos & Gaming—1.43%
International Game Technology	26,667	492,006
Communications Equipment—2.15%
Nokia Corp. -ADR (Finland)	47,385	736,363
Computer Hardware—2.18%
Dell Inc. (b)	49,841	748,113
Construction Materials—1.12%
Cemex S.A.B. de C.V. -ADR (Mexico)(b)	37,458	382,446
Consumer Finance—3.49%
American Express Co.	19,426	801,517
SLM Corp. (b)	31,716	397,084

		1,198,601

Data Processing & Outsourced Services—2.94%
Alliance Data Systems Corp. (b)	9,324	596,643
Western Union Co.	24,238	411,076

		1,007,719

Diversified Capital Markets—1.12%
UBS AG (Switzerland)(b)	23,597	384,159
Electronic Manufacturing Services—3.74%
Flextronics International Ltd. (Singapore)(b)	74,377	583,116
Tyco Electronics Ltd. (Switzerland)	25,444	699,201

		1,282,317

General Merchandise Stores—1.89%
Target Corp.	12,330	648,558
Health Care Equipment—0.96%
Baxter International Inc.	5,670	329,994
Home Improvement Retail—1.60%
Home Depot, Inc. (The)	17,008	550,209
Hotels, Resorts & Cruise Lines—0.98%
Marriott International, Inc. -Class A	10,660	336,003
Household Appliances—0.96%
Whirlpool Corp.	3,784	330,154
Human Resource & Employment Services—2.74%
Robert Half International, Inc.	30,872	939,435
Industrial Conglomerates—2.22%
Textron Inc.	12,895	273,761
Tyco International Ltd.	12,770	488,452

		762,213

Industrial Machinery—3.47%
Illinois Tool Works Inc.	14,553	689,230
Ingersoll-Rand PLC (Ireland)	14,345	500,210

		1,189,440

Insurance Brokers—0.84%
Willis Group Holdings PLC (Ireland)	9,240	289,120
Investment Banking & Brokerage—1.54%
Morgan Stanley	18,046	528,567
Managed Health Care—5.31%
Aetna Inc.	20,151	707,502
UnitedHealth Group Inc.	34,097	1,113,949

		1,821,451

Motorcycle Manufacturers—0.83%
Harley-Davidson, Inc.	10,179	285,725
Movies & Entertainment—1.05%
Walt Disney Co. (The)	10,332	360,690
Oil & Gas Drilling—0.43%
Transocean Ltd. (b)	1,700	146,846
Oil & Gas Equipment & Services—2.55%
Halliburton Co.	14,613	440,290
Weatherford International Ltd. (b)	27,479	435,817

		876,107

Other Diversified Financial Services—5.76%
Bank of America Corp.	53,776	959,902
Citigroup Inc. (b)	71,241	288,526
JPMorgan Chase & Co.	16,224	726,024

		1,974,452

Packaged Foods & Meats—0.86%
Unilever N.V. (Netherlands)	9,728	294,614
Property & Casualty Insurance—1.63%
XL Capital Ltd. -Class A	29,566	558,797
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Shares	Value
Regional Banks—2.37%
Fifth Third Bancorp	31,673	$430,436
Zions Bancorp.	17,456	380,890

		811,326

Research & Consulting Services—0.86%
Dun & Bradstreet Corp. (The)	3,978	296,043
Semiconductor Equipment—4.96%
ASML Holding N.V. (Netherlands)	31,627	1,126,147
KLA-Tencor Corp.	18,622	575,792

		1,701,939

Specialized Finance—2.94%
Moody’s Corp.	33,847	1,006,948
Specialty Stores—1.38%
Staples, Inc.	20,270	474,115
Systems Software—2.75%
CA, Inc.	14,140	331,866
Microsoft Corp.	20,931	612,650

		944,516

Total Common Stocks & Other Equity Interests (Cost $22,970,056)		25,927,202

	Principal
	Amount
Bonds & Notes—10.91%

Airlines—0.37%
Delta Air Lines, Inc.,
Series 2001-1, Class A2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	$100,000	104,625
Series 2009-1, Class A, Pass Through Ctfs., 7.75%, 12/17/19	20,000	21,438

		126,063

Automotive Retail—0.19%
AutoZone Inc., Sr. Unsec. Unsub. Notes, 5.88%, 10/15/12	60,000	64,632
Brewers—0.15%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 5.38%, 01/15/20	50,000	51,434
Broadcasting—0.42%
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	50,000	50,431
COX Communications Inc.,
Sr. Unsec. Bonds, 8.38%, 03/01/39(c)	30,000	37,134
Sr. Unsec. Global Notes, 5.45%, 12/15/14	20,000	21,706
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(c)	35,000	35,940

		145,211

	Principal
	Amount	Value
Cable & Satellite—0.12%
DIRECTV Holdings LLC, Sr. Unsec. Gtd. Notes, 6.35%, 03/15/40(c)	$40,000	$40,378
Consumer Finance—0.06%
Capital One Bank USA N.A., Sr. Unsec. Global Notes, 5.75%, 09/15/10	20,000	20,414
Diversified Banks—0.71%
Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 5.13%, 01/08/20	60,000	59,359
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	25,000	24,982
Standard Chartered PLC (United Kingdom), Sr. Unsec. Unsub. Notes, 5.50%, 11/18/14(c)	100,000	107,977
Wells Fargo & Co., Sr. Global Notes, 3.63%, 04/15/15	50,000	50,048

		242,366

Electric Utilities—0.65%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	15,000	15,835
DCP Midstream LLC, Sr. Unsec. Notes, 7.88%, 08/16/10	85,000	86,601
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	50,000	51,249
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	53,639
Virginia Electric & Power Co., Sr. Unsec. Unsub. Notes, 5.00%, 06/30/19	15,000	15,519

		222,843

Gold—0.15%
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	50,000	50,522
Health Care Equipment—0.16%
Boston Scientific Corp., Sr. Unsec. Unsub. Notes, 6.00%, 01/15/20	30,000	28,341
CareFusion Corp., Sr. Unsec. Global Notes, 6.38%, 08/01/19	25,000	27,422

		55,763

Health Care Services—0.23%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	70,000	77,731
Hotels, Resorts & Cruise Lines—0.27%
Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(c)	70,000	72,819
Wyndham Worldwide Corp., Sr. Unsec. Unsub. Notes, 7.38%, 03/01/20	20,000	20,425

		93,244

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value
Housewares & Specialties—0.06%
Newell Rubbermaid Inc., Sr. Unsec. Unsub. Notes, 4.00%, 05/01/10	$20,000	$20,049
Hypermarkets & Super Centers—0.09%
Wal-Mart Stores Inc., Sr. Unsec. Notes, 5.63%, 04/01/40	30,000	30,107
Industrial REIT’s—0.29%
ProLogis, Sr. Sec. Notes, 6.88%, 03/15/20	100,000	99,026
Integrated Oil & Gas—0.06%
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Global Bonds, 5.50%, 03/25/40	20,000	19,623
Integrated Telecommunication Services—0.80%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	50,000	52,769
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Global Notes, 3.75%, 05/20/11	60,000	61,906
Koninklijke KPN N.V. (Netherlands), Sr. Unsec. Unsub. Global Bonds, 8.00%, 10/01/10	40,000	41,363
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Unsub. Global Notes, 4.88%, 10/01/10	40,000	40,721
Windstream Georgia Communications Corp., Sr. Unsec. Deb., 6.50%, 11/15/13	79,000	79,200

		275,959

Investment Banking & Brokerage—0.77%
Goldman Sachs Group Inc. (The), Sr. Unsec. Unsub. Medium-Term Global Notes, 5.38%, 03/15/20	50,000	49,728
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	50,000	49,366
Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	40,000	43,223
Series F, Sr. Unsec. Unsub. Medium-Term Global Notes, 5.95%, 12/28/17	100,000	103,135
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Unsub. Notes, 4.15%, 12/01/14	20,000	20,151

		265,603

Life & Health Insurance—0.73%
MetLife Inc., Sr. Unsec. Unsub. Global Notes, 7.72%, 02/15/19	75,000	87,707
Monumental Global Funding II, Sr. Sec. Unsub. Notes, 5.65%, 07/14/11(c)	25,000	25,911
Protective Life Corp., Sr. Unsec. Notes, 7.38%, 10/15/19	50,000	53,311
Prudential Financial Inc., Series D, Sr. Unsec. Unsub. Medium-Term Notes, 3.88%, 01/14/15	50,000	50,064
7.38%, 06/15/19	30,000	34,392

		251,385

Managed Health Care—0.14%
UnitedHealth Group Inc., Sr. Unsec. Unsub. Notes, 5.25%, 03/15/11	45,000	46,723
Mortgage Backed Securities—0.34%
U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Global Notes, 5.92%, 05/25/12	111,738	117,053
Multi-Line Insurance—0.14%
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(c)	45,000	47,180
Multi-Utilities—0.09%
Dominion Resources Inc., Sr. Unsec. Unsub. Notes, 5.20%, 08/15/19	30,000	30,813
Office REIT’s—0.13%
Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(c)	45,000	44,244
Oil & Gas Exploration & Production—0.44%
Anadarko Petroleum Corp., Sr. Unsec. Unsub. Notes, 7.63%, 03/15/14	70,000	80,859
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40(c)	50,000	53,804
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 01/20/40	15,000	15,606

		150,269

Oil & Gas Refining & Marketing—0.12%
Premcor Refining Group Inc. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/11	40,000	41,747
Oil & Gas Storage & Transportation—0.29%
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	50,000	51,771
Transcontinental Gas Pipe Line Co. LLC-Series B, Sr. Unsec. Unsub. Global Notes, 7.00%, 08/15/11	45,000	48,205

		99,976

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value
Other Diversified Financial Services—1.57%
Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 6.50%, 08/01/16	$20,000	$21,667
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.65%, 07/19/10(d)	180,000	180,224
Countrywide Home Loans Inc.-Series L, Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 4.00%, 03/22/11	15,000	15,453
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	50,000	51,108
Sr. Unsec. Unsub. Global Notes, 5.90%, 05/13/14	75,000	82,600
JPMorgan Chase & Co., Notes, 4.95%, 03/25/20	25,000	24,793
Sr. Unsec. Unsub. Global Notes, 4.75%, 05/01/13	65,000	69,468
Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	85,000	91,837
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000)(c)(d)(e)(f)	90,000	293

		537,443

Packaged Foods & Meats—0.09%
Kraft Foods Inc., Sr. Unsec. Unsub. Global Notes, 5.63%, 11/01/11	30,000	31,887
Paper Packaging—0.12%
Bemis Co. Inc., Sr. Unsec. Unsub. Notes, 5.65%, 08/01/14	40,000	43,169
Paper Products—0.08%
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	25,000	28,416
Property & Casualty Insurance—0.08%
CNA Financial Corp., Sr. Unsec. Unsub. Notes, 7.35%, 11/15/19	25,000	26,076
Publishing—0.12%
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	40,000	42,692
Regional Banks—0.12%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	40,000	40,340
Retail REIT’s—0.09%
WT Finance Aust Pty Ltd./ Westfield Capital/WEA Finance LLC, Sr. Unsec. Gtd. Notes, 4.38%, 11/15/10(c)	30,000	30,531
Specialized Finance—0.14%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Unsub. Notes, 5.55%, 01/15/20	50,000	49,865
Specialized REIT’s—0.15%
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	50,000	52,037
Steel—0.17%
ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Bonds, 9.00%, 02/15/15	15,000	17,964
Sr. Unsec. Unsub. Global Notes, 7.00%, 10/15/39	40,000	41,128

		59,092

Trading Companies & Distributors—0.06%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	20,886
Wireless Telecommunication Services—0.15%
American Tower Corp., Sr. Unsec. Unsub. Global Notes, 4.63%, 04/01/15	30,000	30,863
Vodafone Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 5.50%, 06/15/11	20,000	21,030

		51,893

Total Bonds & Notes (Cost $3,691,380)		3,744,685

U.S. Government Sponsored Mortgage-Backed Securities—7.05%

Federal Home Loan Mortgage Corp. (FHLMC)—1.76%
Pass Through Ctfs., 7.00%, 06/01/15 to 06/01/32	73,236	81,906
7.50%, 12/01/30 to 05/01/31	13,026	14,895
6.50%, 08/01/32	3,954	4,360
5.50%, 01/01/35 to 02/01/37	380,403	402,939
Pass Through Ctfs., TBA, 4.50%, 04/01/40(g)	100,000	100,250

		604,350

Federal National Mortgage Association (FNMA)—4.32%
Pass Through Ctfs., 7.50%, 11/01/15 to 03/01/31	67,446	77,704
7.00%, 02/01/16 to 09/01/32	20,124	22,298
6.50%, 07/01/16 to 10/01/35	63,866	71,001
6.00%, 01/01/17 to 03/01/37	243,747	260,240
5.50%, 03/01/21	902	968
8.00%, 08/01/21 to 12/01/23	12,324	14,114
Pass Through Ctfs., TBA, 4.00%, 04/01/25(g)	50,000	50,734
4.50%, 04/01/25(g)	125,000	129,688
5.00%, 04/01/25 to 04/01/40(g)	530,000	549,124
6.00%, 04/01/40(g)	150,000	159,352
5.50%, 05/01/40(g)	140,000	147,044

		1,482,267

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value
Government National Mortgage Association (GNMA)—0.97%
Pass Through Ctfs., 7.50%, 06/15/23 to 10/15/31	$28,095	$31,840
8.50%, 11/15/24	28,505	33,060
8.00%, 08/15/25	6,804	7,832
6.50%, 03/15/29 to 01/15/37	237,895	260,423

		333,155

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $2,345,442)		2,419,772

Asset-Backed Securities—4.96%
Bear Stearns Adjustable Rate Mortgage Trust-Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 4.53%, 08/25/33(d)	38,267	35,080
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	80,000	82,094
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	45,000	45,669
Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.62%, 03/11/39(d)	100,000	103,748
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	50,000	51,168
Capital One Multi-Asset Execution Trust-Series 2005-C1, Class C1, Floating Rate Pass Through Ctfs., 0.63%, 02/15/13(d)	50,000	49,990
Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	80,000	86,667
Series 2009-A3, Class A3, Pass Through Ctfs., 2.40%, 06/17/13	50,000	50,938
Citibank Credit Card Issuance Trust-Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	50,000	50,398
Citigroup Mortgage Loan Trust Inc.-Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.80%, 08/25/34(d)	98,419	95,343
Countrywide Asset-Backed Ctfs.-Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37	49,217	49,354
Credit Suisse Mortgage Capital Ctfs.-Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(c)	75,000	77,250
GS Mortgage Securities Corp. II-Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	125,000	126,355
Honda Auto Receivables Owner Trust-Series 2009-2, Class A3, Pass Through Ctfs., 2.79%, 01/15/13	45,000	45,993
LB-UBS Commercial Mortgage Trust-Series 2001-WM, Class A2, Pass Through Ctfs., 6.53%, 07/14/16(c)	80,000	84,460
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	60,000	61,657
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	80,000	82,702
Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	47,817	49,185
Option One Mortgage Securities Corp.-Series 2007-4A, Floating Rate Notes, 0.35%, 04/25/12 (Acquired 05/11/07; Cost $47,228)(c)(d)	47,228	28,336
TIAA Seasoned Commercial Mortgage Trust-Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.79%, 08/15/39(d)	25,000	26,687
USAA Auto Owner Trust, Series 2006-2, Class A4, Pass Through Ctfs., 5.37%, 02/15/12	20,582	20,622
Series 2009-1, Class A3, Pass Through Ctfs., 3.02%, 06/17/13	80,000	81,831
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	100,000	103,424
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(d)	40,000	37,548
WaMu Mortgage Pass Through Ctfs.-Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.85%, 08/25/33(d)	77,537	76,542
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 4.46%, 07/25/34(d)	25,988	25,322
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.97%, 12/25/34(d)	78,928	72,445

Total Asset-Backed Securities (Cost $1,595,727)		1,700,808

U.S. Treasury Securities—1.56%

U.S. Treasury Notes—0.82%
1.50%, 12/31/13(h)	85,000	83,433
3.63%, 08/15/19	200,000	197,625

		281,058

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

	Principal
	Amount	Value
U.S. Treasury Bonds—0.74%
5.38%, 02/15/31	$195,000	$215,780
4.50%, 08/15/39	40,000	38,637

		254,417

Total U.S. Treasury Securities (Cost $556,282)		535,475

U.S. Government Sponsored Agency Securities—0.38%

Federal National Mortgage Association (FNMA)—0.38%
Unsec. Global Notes, 2.63%, 11/20/14 (Cost $129,316)	130,000	129,937

	Shares
Money Market Funds—3.05%
Liquid Assets Portfolio-Institutional Class (i)	523,024	523,024
Premier Portfolio-Institutional Class (i)	523,024	523,024

Total Money Market Funds (Cost $1,046,048)		1,046,048

TOTAL INVESTMENTS—103.48% (Cost $32,334,251)		35,503,927
OTHER ASSETS LESS LIABILITIES—(3.48)%		(1,194,867)

NET ASSETS—100.00%		$34,309,060

Investment Abbreviations:

ADR	—American Depositary Receipt

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

TBA	—To Be Announced

Unsec.	—Unsecured

Unsub.	—Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $735,623, which represented 2.14% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2010.

(e)	Defaulted security. Currently, the issuer is fully in default with respect to interest payments. The value of this security at March 31, 2010 represented less than 0.01% of the Fund’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(i)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Balanced Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent
Invesco V.I. Basic Balanced Fund

A.	Security Valuations — (continued)

uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Invesco V.I. Basic Balanced Fund

D.	Dollar Roll and Forward Commitment Transactions — (continued)
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco V.I. Basic Balanced Fund

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$25,552,489	$1,420,761	$—	$26,973,250
U.S. Treasury Securities	—	535,475	—	535,475
U.S. Government Sponsored Securities	—	2,549,709	—	2,549,709
Corporate Debt Securities	—	3,744,685	—	3,744,685
Asset Backed Securities	—	1,672,472	28,336	1,700,808

	$25,552,489	$9,923,102	$28,336	$35,503,927

Futures Contracts*	6,778	—	—	6,778

Total Investments	$25,559,267	$9,923,102	$28,336	$35,510,705

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 5 Year Notes	4	June-2010/Long	$459,375	$(993)
U.S. Treasury 2 Year Notes	3	June-2010/Long	650,859	556
U.S. Treasury Long Bond	1	June-2010/Long	116,125	(1,565)

Subtotal			$1,226,359	$(2,002)

U.S. Treasury 10 Year Notes	8	June-2010/Short	(930,000)	8,780

Total			$296,359	$6,778

Invesco V.I. Basic Balanced Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $2,916,815 and $3,136,598, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,396,711
Aggregate unrealized (depreciation) of investment securities	(1,996,305)

Net unrealized appreciation of investment securities	$2,400,406

Cost of investments for tax purposes is $33,103,521.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Basic Balanced Fund

Invesco V.I. Basic Value Fund
(formerly known as AIM V.I. Basic Value Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIBVA-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.71%

Advertising—5.19%
Interpublic Group of Cos., Inc. (The) (b)	1,092,386	$9,088,651
Omnicom Group Inc.	253,721	9,846,912

		18,935,563

Asset Management & Custody Banks—1.71%
State Street Corp.	138,021	6,230,268
Brewers—1.35%
Molson Coors Brewing Co. -Class B	117,168	4,928,086
Casinos & Gaming—1.87%
International Game Technology	369,119	6,810,245
Communications Equipment—2.68%
Nokia Corp. -ADR (Finland)	629,269	9,778,840
Computer Hardware—2.92%
Dell Inc. (b)	709,105	10,643,666
Construction Materials—1.30%
Cemex S.A.B. de C.V. -ADR (Mexico)(b)	466,392	4,761,862
Consumer Finance—4.62%
American Express Co.	273,019	11,264,764
SLM Corp. (b)	445,709	5,580,277

		16,845,041

Data Processing & Outsourced Services—4.31%
Alliance Data Systems Corp. (b)	158,375	10,134,416
Western Union Co.	330,686	5,608,435

		15,742,851

Diversified Capital Markets—1.39%
UBS AG (Switzerland)(b)	310,767	5,059,287
Electronic Manufacturing Services—4.82%
Flextronics International Ltd. (Singapore)(b)	985,264	7,724,470
Tyco Electronics Ltd. (Switzerland)	359,196	9,870,706

		17,595,176

General Merchandise Stores—2.60%
Target Corp.	180,487	9,493,616
Home Improvement Retail—2.01%
Home Depot, Inc. (The)	226,751	7,335,395
Hotels, Resorts & Cruise Lines—1.17%
Marriott International, Inc. -Class A	135,628	4,274,994
Household Appliances—1.21%
Whirlpool Corp.	50,596	4,414,501
Human Resource & Employment Services—3.62%
Robert Half International, Inc.	433,832	13,201,508
Industrial Conglomerates—2.99%
Textron Inc.	174,166	3,697,544
Tyco International Ltd.	188,610	7,214,333

		10,911,877

Industrial Machinery—4.53%
Illinois Tool Works Inc.	192,601	9,121,583
Ingersoll-Rand PLC (Ireland)	212,574	7,412,456

		16,534,039

Insurance Brokers—1.07%
Willis Group Holdings PLC (Ireland)	124,811	3,905,336
Investment Banking & Brokerage—2.01%
Morgan Stanley	249,799	7,316,613
Life Sciences Tools & Services—2.03%
Waters Corp. (b)	109,665	7,406,774
Managed Health Care—6.96%
Aetna Inc.	270,624	9,501,608
UnitedHealth Group Inc.	486,967	15,909,212

		25,410,820

Motorcycle Manufacturers—1.07%
Harley-Davidson, Inc.	138,881	3,898,390
Movies & Entertainment—1.33%
Walt Disney Co. (The)	139,423	4,867,257
Oil & Gas Drilling—0.57%
Transocean Ltd. (b)	24,137	2,084,954
Oil & Gas Equipment & Services—3.18%
Halliburton Co.	194,187	5,850,854
Weatherford International Ltd. (b)	363,671	5,767,822

		11,618,676

Other Diversified Financial Services—7.41%
Bank of America Corp.	736,196	13,141,099
Citigroup Inc. (b)	974,257	3,945,741
JPMorgan Chase & Co.	222,158	9,941,570

		27,028,410

Packaged Foods & Meats—1.03%
Unilever N.V. (Netherlands)	123,789	3,748,964
Property & Casualty Insurance—2.03%
XL Capital Ltd. -Class A	391,311	7,395,778
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

	Shares	Value
Regional Banks—2.97%
Fifth Third Bancorp	419,194	$5,696,847
Zions Bancorp.	235,766	5,144,414

		10,841,261

Research & Consulting Services—1.09%
Dun & Bradstreet Corp. (The)	53,288	3,965,693
Semiconductor Equipment—6.27%
ASML Holding N.V. (Netherlands)	418,497	14,901,475
KLA-Tencor Corp.	258,550	7,994,366

		22,895,841

Specialized Finance—3.90%
Moody’s Corp.	478,408	14,232,638
Specialty Stores—1.73%
Staples, Inc.	269,771	6,309,944
Systems Software—3.77%
CA, Inc.	208,874	4,902,273
Microsoft Corp.	302,721	8,860,643

		13,762,916

Total Common Stocks & Other Equity Interests (Cost $309,775,523)		360,187,080

Money Market Funds—0.47%
Liquid Assets Portfolio-Institutional Class (c)	856,375	856,375
Premier Portfolio-Institutional Class (c)	856,375	856,375

Total Money Market Funds (Cost $1,712,750)		1,712,750

TOTAL INVESTMENTS—99.18% (Cost $311,488,273)		361,899,830
OTHER ASSETS LESS LIABILITIES—0.82%		3,005,439

NET ASSETS—100.00%		$364,905,269

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Basic Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Basic Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$343,249,392	$18,650,438	$—	$361,899,830
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $18,661,763 and $26,994,365, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$68,734,963
Aggregate unrealized (depreciation) of investment securities	(29,107,077)

Net unrealized appreciation of investment securities	$39,627,886

Cost of investments for tax purposes is $322,271,944.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund
(formerly known as AIM V.I. Capital Appreciation Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VICAP-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.49%

Aerospace & Defense—2.72%
Goodrich Corp.	57,663	$4,066,395
Rockwell Collins, Inc.	66,871	4,185,456
United Technologies Corp.	150,571	11,083,531

		19,335,382

Air Freight & Logistics—0.51%
Expeditors International of Washington, Inc.	98,588	3,639,869
Airlines—1.50%
Delta Air Lines, Inc. (b)	218,281	3,184,720
UAL Corp. (b)(c)	384,079	7,508,744

		10,693,464

Apparel Retail—1.26%
American Eagle Outfitters, Inc.	317,675	5,883,341
Men’s Wearhouse, Inc. (The)	127,882	3,061,495

		8,944,836

Apparel, Accessories & Luxury Goods—1.05%
Coach, Inc.	188,403	7,445,687
Asset Management & Custody Banks—0.43%
T. Rowe Price Group Inc.	55,574	3,052,680
Auto Parts & Equipment—2.11%
Autoliv, Inc. (Sweden)(b)	115,184	5,935,432
BorgWarner, Inc. (b)	42,691	1,629,942
Johnson Controls, Inc.	225,912	7,452,837

		15,018,211

Automobile Manufacturers—0.63%
Toyota Motor Corp. (Japan)	111,200	4,471,074
Biotechnology—3.62%
Amgen Inc. (b)	145,455	8,692,391
Gilead Sciences, Inc. (b)	376,010	17,100,935

		25,793,326

Cable & Satellite—0.65%
Scripps Networks Interactive, Inc. -Class A	104,111	4,617,323
Casinos & Gaming—0.56%
International Game Technology	214,803	3,963,115
Communications Equipment—5.27%
Cisco Systems, Inc. (b)	453,273	11,798,696
QUALCOMM Inc.	238,382	10,009,660
Research In Motion Ltd. (Canada)(b)	212,251	15,695,962

		37,504,318

Computer Hardware—6.42%
Apple Inc. (b)	134,042	31,490,487
Hewlett-Packard Co.	137,809	7,324,548
International Business Machines Corp.	54,028	6,929,091

		45,744,126

Computer Storage & Peripherals—0.77%
EMC Corp. (b)	304,263	5,488,904
Construction & Engineering—0.51%
Fluor Corp.	78,829	3,666,337
Construction, Farm Machinery & Heavy Trucks—0.31%
Komatsu Ltd. (Japan)	106,700	2,236,945
Consumer Finance—0.42%
American Express Co.	73,214	3,020,810
Data Processing & Outsourced Services—1.75%
MasterCard, Inc. -Class A	22,877	5,810,758
Visa Inc. -Class A	73,326	6,674,866

		12,485,624

Department Stores—1.38%
J.C. Penney Co., Inc.	139,706	4,494,342
Kohl’s Corp. (b)	97,485	5,340,228

		9,834,570

Diversified Banks—0.51%
Banco Bradesco S.A. -ADR (Brazil)	197,253	3,635,373
Diversified Metals & Mining—1.68%
BHP Billiton Ltd. (Australia)	90,799	3,642,869
Freeport-McMoRan Copper & Gold Inc.	40,880	3,415,115
Rio Tinto PLC (United Kingdom)	83,058	4,922,855

		11,980,839

Drug Retail—0.99%
Walgreen Co.	190,554	7,067,648
Electrical Components & Equipment—1.53%
Cooper Industries PLC (Ireland)	227,708	10,916,321
Electronic Components—0.89%
Corning Inc.	312,648	6,318,616
Electronic Manufacturing Services—1.57%
Flextronics International Ltd. (Singapore)(b)	805,312	6,313,646
Tyco Electronics Ltd. (Switzerland)	177,329	4,873,001

		11,186,647

Fertilizers & Agricultural Chemicals—0.51%
Potash Corp. of Saskatchewan Inc. (Canada)	30,457	3,635,043
Gas Utilities—0.53%
EQT Corp.	92,369	3,787,129
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value
General Merchandise Stores—1.69%
Dollar Tree, Inc. (b)	203,229	$12,035,221
Health Care Distributors—1.94%
Cardinal Health, Inc.	224,817	8,100,157
McKesson Corp.	86,870	5,709,096

		13,809,253

Health Care Equipment—1.47%
Baxter International Inc.	114,382	6,657,032
Varian Medical Systems, Inc. (b)	68,870	3,810,577

		10,467,609

Health Care Services—2.68%
Express Scripts, Inc. (b)	109,405	11,133,053
Medco Health Solutions, Inc. (b)	123,159	7,951,145

		19,084,198

Health Care Supplies—0.59%
DENTSPLY International Inc.	121,082	4,219,708
Home Improvement Retail—1.29%
Lowe’s Cos., Inc.	380,374	9,220,266
Homefurnishing Retail—0.79%
Bed Bath & Beyond Inc. (b)	128,507	5,623,466
Hotels, Resorts & Cruise Lines—1.18%
Carnival Corp. (d)	216,660	8,423,741
Household Products—0.55%
Colgate-Palmolive Co.	45,663	3,893,227
Human Resource & Employment Services—0.53%
Robert Half International, Inc.	123,543	3,759,413
Hypermarkets & Super Centers—1.51%
Costco Wholesale Corp.	180,254	10,762,966
Industrial Conglomerates—0.34%
McDermott International, Inc. (b)	91,154	2,453,866
Industrial Machinery—2.50%
Illinois Tool Works Inc.	54,533	2,582,683
Ingersoll-Rand PLC (Ireland)	327,669	11,425,818
Kennametal Inc.	134,075	3,770,189

		17,778,690

Integrated Oil & Gas—2.63%
Exxon Mobil Corp.	109,308	7,321,450
Occidental Petroleum Corp.	134,635	11,382,043

		18,703,493

Internet Retail—1.27%
Amazon.com, Inc. (b)	66,539	9,031,338
Internet Software & Services—3.93%
Google Inc. -Class A (b)	39,886	22,615,761
VeriSign, Inc. (b)	207,125	5,387,321

		28,003,082

Investment Banking & Brokerage—2.41%
Charles Schwab Corp. (The)	275,912	5,156,795
Goldman Sachs Group, Inc. (The)	43,279	7,384,696
Jefferies Group, Inc. (c)	195,782	4,634,160

		17,175,651

IT Consulting & Other Services—1.32%
Amdocs Ltd. (b)	134,189	4,040,431
Cognizant Technology Solutions Corp. -Class A (b)	104,623	5,333,680

		9,374,111

Life Sciences Tools & Services—0.72%
Thermo Fisher Scientific, Inc. (b)	99,876	5,137,621
Managed Health Care—2.31%
UnitedHealth Group Inc.	502,712	16,423,601
Oil & Gas Drilling—0.49%
Transocean Ltd. (b)	40,355	3,485,865
Oil & Gas Equipment & Services—3.16%
Baker Hughes Inc.	64,961	3,042,773
Cameron International Corp. (b)	114,332	4,900,269
Halliburton Co.	87,735	2,643,456
Schlumberger Ltd.	44,455	2,821,114
Smith International, Inc.	167,141	7,156,978
Weatherford International Ltd. (b)	123,710	1,962,041

		22,526,631

Oil & Gas Exploration & Production—0.58%
Apache Corp.	40,796	4,140,794
Other Diversified Financial Services—0.96%
JPMorgan Chase & Co.	152,327	6,816,633
Pharmaceuticals—2.34%
Abbott Laboratories	132,462	6,978,098
Johnson & Johnson	85,983	5,606,092
Shire PLC (United Kingdom)	185,693	4,098,024

		16,682,214

Railroads—0.89%
Union Pacific Corp.	86,049	6,307,392
Restaurants—0.52%
Krispy Kreme Doughnuts Inc. -Wts., expiring 03/02/12 (e)	1,194	120
McDonald’s Corp.	55,953	3,733,184

		3,733,304

Semiconductor Equipment—1.62%
Applied Materials, Inc.	253,727	3,420,240
ASML Holding N.V. (Netherlands)(c)	160,779	5,724,878
KLA-Tencor Corp.	77,867	2,407,648

		11,552,766

Semiconductors—3.67%
Altera Corp.	160,985	3,913,545
Intel Corp.	333,995	7,434,729
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value
Semiconductors—(continued)
NVIDIA Corp. (b)	180,085	$3,129,877
PMC-Sierra, Inc. (b)	176,697	1,576,137
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	720,873	7,561,958
Xilinx, Inc.	98,659	2,515,805

		26,132,051

Soft Drinks—1.73%
PepsiCo, Inc.	185,863	12,296,696
Specialized Finance—2.76%
CME Group Inc.	45,418	14,357,084
IntercontinentalExchange Inc. (b)	46,998	5,272,236

		19,629,320

Systems Software—5.78%
Check Point Software Technologies Ltd. (Israel)(b)	505,492	17,722,549
McAfee Inc. (b)	275,791	11,067,493
Microsoft Corp.	423,380	12,392,333

		41,182,375

Trading Companies & Distributors—1.03%
W.W. Grainger, Inc.	67,743	7,324,373
Trucking—0.23%
Con-way Inc.	47,285	1,660,649

Total Common Stocks & Other Equity Interests (Cost $568,116,601)		694,335,801

Money Market Funds—2.76%
Liquid Assets Portfolio-Institutional Class (f)	9,840,380	9,840,380
Premier Portfolio-Institutional Class (f)	9,840,380	9,840,380

Total Money Market Funds (Cost $19,680,760)		19,680,760

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.25% (Cost $587,797,361)		714,016,561

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.74%
Liquid Assets Portfolio -Institutional Class (Cost $12,374,329)(f)(g)	12,374,329	12,374,329

TOTAL INVESTMENTS—101.99% (Cost $600,171,690)		726,390,890
OTHER ASSETS LESS LIABILITIES—(1.99)%		(14,171,023)

NET ASSETS—100.00%		$712,219,867

Investment Abbreviations:

ADR	— American Depositary Receipt

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	Each unit represents one common share and one trust share.

(e)	Non-income producing security acquired through a corporate action.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Capital Appreciation Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco V.I. Capital Appreciation Fund

E.	Foreign Currency Translations — (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$712,552,069	$13,838,821	$—	$726,390,890
Invesco V.I. Capital Appreciation Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $141,307,424 and $163,318,125, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$126,517,218
Aggregate unrealized (depreciation) of investment securities	(5,576,411)

Net unrealized appreciation of investment securities	$120,940,807

Cost of investments for tax purposes is $605,450,083.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund
(formerly known as AIM V.I. Capital Development Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VICDV-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—96.85%

Aerospace & Defense—1.11%
Goodrich Corp.	28,802	$2,031,117
Air Freight & Logistics—0.82%
C.H. Robinson Worldwide, Inc.	26,971	1,506,330
Apparel Retail—1.16%
American Eagle Outfitters, Inc.	114,972	2,129,281
Apparel, Accessories & Luxury Goods—3.50%
Carter’s, Inc. (b)	69,169	2,085,445
Coach, Inc.	48,206	1,905,101
Hanesbrands, Inc. (b)	86,686	2,411,605

		6,402,151

Application Software—3.79%
Adobe Systems Inc. (b)	50,358	1,781,163
Autodesk, Inc. (b)	85,389	2,512,144
Solera Holdings Inc.	68,339	2,641,302

		6,934,609

Asset Management & Custody Banks—2.10%
Affiliated Managers Group, Inc. (b)	32,192	2,543,168
State Street Corp.	28,740	1,297,324

		3,840,492

Auto Parts & Equipment—0.81%
BorgWarner, Inc. (b)	38,717	1,478,215
Automotive Retail—1.02%
Advance Auto Parts, Inc.	44,608	1,869,967
Biotechnology—1.87%
Talecris Biotherapeutics Holdings Corp. (b)	93,849	1,869,472
United Therapeutics Corp. (b)	27,993	1,548,853

		3,418,325

Casinos & Gaming—0.95%
International Game Technology	94,681	1,746,864
Coal & Consumable Fuels—1.06%
Alpha Natural Resources, Inc. (b)	38,951	1,943,265
Communications Equipment—1.49%
Juniper Networks, Inc. (b)	29,986	919,970
Lantronix Inc.-Wts., expiring 02/09/11(c)	576	0
Tellabs, Inc.	238,749	1,807,330

		2,727,300

Computer Storage & Peripherals—1.94%
NetApp, Inc. (b)	41,462	1,350,003
QLogic Corp. (b)	108,774	2,208,112

		3,558,115

Construction, Farm Machinery & Heavy Trucks—1.05%
Bucyrus International, Inc.	29,102	1,920,441
Consumer Finance—0.97%
Discover Financial Services	118,655	1,767,960
Data Processing & Outsourced Services—1.42%
Alliance Data Systems Corp. (b)(d)	40,586	2,597,098
Department Stores—2.69%
Macy’s, Inc.	115,315	2,510,408
Nordstrom, Inc.	58,847	2,403,900

		4,914,308

Distributors—1.00%
LKQ Corp. (b)	90,265	1,832,380
Diversified Metals & Mining—1.80%
Freeport-McMoRan Copper & Gold Inc.	16,462	1,375,236
Walter Energy, Inc.	20,857	1,924,475

		3,299,711

Diversified Support Services—1.09%
Copart, Inc. (b)	55,916	1,990,610
Education Services—3.30%
Apollo Group, Inc. -Class A (b)	27,885	1,709,071
Capella Education Co. (b)	24,927	2,314,223
ITT Educational Services, Inc. (b)	17,975	2,021,828

		6,045,122

Electrical Components & Equipment—2.35%
Cooper Industries PLC (Ireland)	45,271	2,170,292
Regal-Beloit Corp.	35,734	2,122,957

		4,293,249

Electronic Components—1.09%
Amphenol Corp. -Class A	47,476	2,003,012
Environmental & Facilities Services—0.96%
Republic Services, Inc.	60,408	1,753,040
Fertilizers & Agricultural Chemicals—1.17%
Intrepid Potash, Inc. (b)(d)	70,518	2,138,811
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value
Health Care Equipment—3.72%
American Medical Systems Holdings, Inc. (b)	91,274	$1,695,871
Hologic, Inc. (b)	114,116	2,115,711
NuVasive, Inc. (b)(d)	36,297	1,640,624
ResMed Inc. -CDI (b)	210,407	1,351,486

		6,803,692

Health Care Facilities—1.52%
Psychiatric Solutions, Inc. (b)	31,224	930,475
VCA Antech, Inc. (b)	66,016	1,850,429

		2,780,904

Health Care Services—1.76%
Express Scripts, Inc. (b)	19,525	1,986,864
Fresenius Medical Care AG & Co. KGaA -ADR (Germany)	22,007	1,235,913

		3,222,777

Hotels, Resorts & Cruise Lines—1.18%
Marriott International, Inc. -Class A	68,755	2,167,158
Household Products—1.48%
Church & Dwight Co., Inc.	15,002	1,004,384
Energizer Holdings, Inc. (b)	27,133	1,702,867

		2,707,251

Housewares & Specialties—1.33%
Jarden Corp.	72,885	2,426,342
Human Resource & Employment Services—1.14%
Robert Half International, Inc.	68,799	2,093,554
Independent Power Producers & Energy Traders—0.61%
KGEN Power Corp. (Acquired 01/12/07; Cost $2,219,196)(b)(e)	158,514	1,109,598
Industrial Machinery—2.05%
Flowserve Corp.	17,795	1,962,255
Kennametal Inc.	63,330	1,780,839

		3,743,094

IT Consulting & Other Services—1.61%
Cognizant Technology Solutions Corp. -Class A (b)	57,695	2,941,291
Life & Health Insurance—2.25%
Aflac, Inc.	34,116	1,852,158
Lincoln National Corp.	73,522	2,257,125

		4,109,283

Life Sciences Tools & Services—2.54%
Charles River Laboratories International, Inc. (b)	24,199	951,263
Pharmaceutical Product Development, Inc.	77,718	1,845,802
Thermo Fisher Scientific, Inc. (b)	35,938	1,848,651

		4,645,716

Managed Health Care—1.61%
Aetna Inc.	56,956	1,999,725
Aveta, Inc. (b)(e)	157,251	943,506

		2,943,231

Metal & Glass Containers—1.05%
Owens-Illinois, Inc. (b)	54,188	1,925,842
Multi-Line Insurance—1.55%
Genworth Financial Inc. -Class A (b)	154,761	2,838,317
Oil & Gas Drilling—1.07%
Noble Corp. (b)	46,664	1,951,488
Oil & Gas Equipment & Services—2.79%
Baker Hughes Inc.	40,209	1,883,390
Key Energy Services, Inc. (b)	217,389	2,076,065
Petroleum Geo-Services A.S.A. (Norway)(b)	87,725	1,144,946

		5,104,401

Oil & Gas Exploration & Production—3.67%
Cabot Oil & Gas Corp.	42,921	1,579,493
Concho Resources Inc. (b)	37,153	1,871,025
Continental Resources, Inc. (b)	76,864	3,270,563

		6,721,081

Personal Products—1.30%
Estee Lauder Cos. Inc. (The) -Class A	36,759	2,384,556
Pharmaceuticals—0.69%
Shire PLC -ADR (United Kingdom)	19,011	1,253,966
Real Estate Services—1.26%
CB Richard Ellis Group, Inc. -Class A (b)	145,736	2,309,916
Research & Consulting Services—2.05%
Equifax Inc.	56,021	2,005,552
IHS Inc. -Class A (b)	32,507	1,738,149

		3,743,701

Restaurants—1.23%
Darden Restaurants, Inc.	50,371	2,243,524
Security & Alarm Services—0.81%
Corrections Corp. of America (b)	75,092	1,491,327
Semiconductor Equipment—1.29%
ASML Holding N.V. -New York Shares (Netherlands)	66,756	2,363,162
Semiconductors—5.12%
Altera Corp.	91,128	2,215,322
Avago Technologies Ltd. (Singapore)(b)	94,417	1,941,213
Broadcom Corp. -Class A	60,731	2,015,055
Marvell Technology Group Ltd. (b)	64,071	1,305,767
Xilinx, Inc.	74,579	1,901,764

		9,379,121

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value
Specialty Chemicals—1.12%
Albemarle Corp.	48,002	$2,046,325
Steel—0.53%
Steel Dynamics, Inc.	55,745	973,865
Systems Software—2.78%
Check Point Software Technologies Ltd. (Israel)(b)	79,971	2,803,783
McAfee Inc. (b)	56,839	2,280,949

		5,084,732

Tires & Rubber—0.15%
Goodyear Tire & Rubber Co. (The) (b)	22,122	279,622
Trading Companies & Distributors—2.16%
MSC Industrial Direct Co., Inc. -Class A	37,957	1,925,179
W.W. Grainger, Inc.	18,738	2,025,953

		3,951,132

Trucking—1.79%
Con-way Inc.	43,793	1,538,010
J.B. Hunt Transport Services, Inc.	48,459	1,738,709

		3,276,719

Wireless Telecommunication Services—1.13%
American Tower Corp. -Class A (b)	48,518	2,067,352

Total Common Stocks & Other Equity Interests (Cost $131,429,478)		177,225,813

Money Market Funds—3.36%
Liquid Assets Portfolio-Institutional Class (f)	3,072,516	3,072,516
Premier Portfolio-Institutional Class (f)	3,072,516	3,072,516

Total Money Market Funds (Cost $6,145,032)		6,145,032

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.21% (Cost $137,574,510)		183,370,845

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—2.65%
Liquid Assets Portfolio -Institutional Class (Cost $4,857,730)(f)(g)	4,857,730	4,857,730

TOTAL INVESTMENTS—102.86% (Cost $142,432,240)		188,228,575
OTHER ASSETS LESS LIABILITIES—(2.86)%		(5,229,515)

NET ASSETS—100.00%		$182,999,060

Investment Abbreviations:

ADR	— American Depositary Receipt

CDI	— Chess Depositary Instruments

Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Non-income producing security acquired through a corporate action.

(d)	All or a portion of this security was out on loan at March 31, 2010.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $2,053,104, which represented 1.12% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Capital Development Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. Capital Development Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$185,030,525	$2,088,452	$1,109,598	$188,228,575
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $24,269,875 and $29,587,198, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$48,498,935
Aggregate unrealized (depreciation) of investment securities	(2,975,628)

Net unrealized appreciation of investment securities	$45,523,307

Cost of investments for tax purposes is $142,705,268.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund
(formerly known as AIM V.I. Core Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VICEQ-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—89.13%

Aerospace & Defense—3.76%
Lockheed Martin Corp.	112,074	$9,326,798
Northrop Grumman Corp.	358,303	23,493,928
United Technologies Corp.	321,046	23,632,196

		56,452,922

Air Freight & Logistics—1.01%
United Parcel Service, Inc. -Class B	235,067	15,140,665
Asset Management & Custody Banks—1.29%
Legg Mason, Inc.	674,578	19,340,151
Biotechnology—2.98%
Biogen Idec Inc. (b)	213,423	12,241,943
Genzyme Corp. (b)	315,091	16,331,166
Gilead Sciences, Inc. (b)	355,843	16,183,740

		44,756,849

Cable & Satellite—2.40%
Comcast Corp. -Class A	1,911,557	35,975,503
Communications Equipment—6.35%
Cisco Systems, Inc. (b)	948,497	24,689,377
Motorola, Inc. (b)	3,404,093	23,896,733
Nokia Corp. -ADR (Finland)	2,270,062	35,276,763
QUALCOMM Inc.	270,190	11,345,278

		95,208,151

Computer Hardware—1.11%
Fujitsu Ltd. (Japan)	2,555,000	16,659,845
Computer Storage & Peripherals—1.15%
EMC Corp. (b)	954,361	17,216,672
Consumer Finance—2.60%
American Express Co.	944,892	38,986,244
Data Processing & Outsourced Services—1.79%
Automatic Data Processing, Inc.	603,876	26,854,366
Diversified Banks—1.90%
U.S. Bancorp	576,386	14,916,870
Wells Fargo & Co.	436,994	13,599,253

		28,516,123

Drug Retail—3.66%
CVS Caremark Corp.	892,880	32,643,693
Walgreen Co.	598,945	22,214,870

		54,858,563

Education Services—0.33%
Apollo Group, Inc. -Class A (b)	80,000	4,903,200
Electronic Equipment & Instruments—1.90%
Agilent Technologies, Inc. (b)	829,247	28,517,804
Electronic Manufacturing Services—1.45%
Tyco Electronics Ltd. (Switzerland)	793,240	21,798,235
Environmental & Facilities Services—1.39%
Waste Management, Inc.	606,770	20,891,091
Food Retail—1.58%
Kroger Co. (The)	1,092,820	23,670,481
Health Care Equipment—5.12%
Baxter International Inc.	269,600	15,690,720
Boston Scientific Corp. (b)	4,181,545	30,190,755
Covidien PLC (Ireland)	452,488	22,751,096
Medtronic, Inc.	180,898	8,145,837

		76,778,408

Health Care Supplies—1.26%
Alcon, Inc.	117,159	18,928,208
Home Improvement Retail—0.77%
Lowe’s Cos., Inc.	475,345	11,522,363
Hypermarkets & Super Centers—1.47%
Wal-Mart Stores, Inc.	396,885	22,066,806
Industrial Conglomerates—4.38%
3M Co.	312,350	26,103,089
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)(c)	638,959	20,517,530
Tyco International Ltd.	498,427	19,064,833

		65,685,452

Industrial Gases—1.05%
Air Products & Chemicals, Inc.	213,390	15,780,191
Industrial Machinery—1.21%
Danaher Corp.	226,734	18,118,314
Insurance Brokers—1.13%
Marsh & McLennan Cos., Inc.	695,103	16,974,415
Integrated Telecommunication Services—0.67%
AT&T Inc.	388,737	10,044,964
Life Sciences Tools & Services—1.77%
Thermo Fisher Scientific, Inc. (b)	514,522	26,467,012
Managed Health Care—1.45%
WellPoint Inc. (b)	338,603	21,799,261
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Shares	Value
Office Electronics—0.96%
Xerox Corp.	1,471,395	$14,346,101
Oil & Gas Equipment & Services—3.83%
Baker Hughes Inc.	125,447	5,875,938
BJ Services Co.	1,086,843	23,258,440
Schlumberger Ltd.	223,074	14,156,276
Tenaris S.A. -ADR (Argentina)	329,070	14,130,266

		57,420,920

Oil & Gas Exploration & Production—2.87%
Apache Corp.	176,332	17,897,698
EOG Resources, Inc.	194,559	18,082,314
XTO Energy, Inc.	149,641	7,060,062

		43,040,074

Oil & Gas Refining & Marketing—0.36%
Valero Energy Corp.	275,000	5,417,500
Oil & Gas Storage & Transportation—1.03%
Williams Cos., Inc. (The)	666,149	15,388,042
Packaged Foods & Meats—0.57%
Kraft Foods Inc. -Class A	284,594	8,606,123
Personal Products—1.05%
Avon Products, Inc.	464,163	15,721,201
Pharmaceuticals—5.57%
Allergan, Inc.	238,453	15,575,750
Johnson & Johnson	188,890	12,315,628
Pfizer Inc.	572,169	9,812,699
Roche Holding AG (Switzerland)	133,761	21,693,030
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	383,238	24,174,653

		83,571,760

Property & Casualty Insurance—5.30%
Berkshire Hathaway Inc. -Class A (b)	297	36,174,600
Progressive Corp. (The)	2,266,568	43,268,783

		79,443,383

Railroads—0.98%
Union Pacific Corp.	200,660	14,708,378
Regional Banks—1.05%
PNC Financial Services Group, Inc.	263,685	15,741,995
Semiconductors—2.51%
Intel Corp.	913,340	20,330,948
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9,006,823	17,381,875

		37,712,823

Systems Software—4.69%
Microsoft Corp.	1,230,929	36,029,292
Symantec Corp. (b)	2,024,764	34,259,007

		70,288,299

Wireless Telecommunication Services—1.43%
Vodafone Group PLC (United Kingdom)	9,289,812	21,499,113

Total Common Stocks & Other Equity Interests (Cost $1,181,452,085)		1,336,817,971

Money Market Funds—10.92%
Liquid Assets Portfolio-Institutional Class (d)	81,892,866	81,892,866
Premier Portfolio-Institutional Class (d)	81,892,866	81,892,866

Total Money Market Funds (Cost $163,785,732)		163,785,732

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.05% (Cost $1,345,237,817)		1,500,603,703

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.07%
Liquid Assets Portfolio — Institutional Class (Cost $16,029,876)(d)(e)	16,029,876	16,029,876

TOTAL INVESTMENTS—101.12% (Cost $1,361,267,693)		1,516,633,579
OTHER ASSETS LESS LIABILITIES—(1.12)%		(16,819,067)

NET ASSETS—100.00%		$1,499,814,512

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Core Equity Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco V.I. Core Equity Fund

E.	Foreign Currency Translations — (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,440,575,216	$76,058,363	$—	$1,516,633,579
Foreign Currency Contracts*	(173,233)	—	—	(173,233)

Total Investments	$1,440,401,983	$76,058,363	$—	$1,516,460,346

*	Unrealized appreciation (depreciation)
Invesco V.I. Core Equity Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)
6/04/10	GBP	6,758,000	USD	10,080,098	$10,253,331	$(173,233)

Currency Abbreviations:

GBP — British Pound Sterling

USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $104,111,807 and $110,822,741, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$223,945,215
Aggregate unrealized (depreciation) of investment securities	(76,261,477)

Net unrealized appreciation of investment securities	$147,683,738

Cost of investments for tax purposes is $1,368,949,841.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund
(formerly known as AIM V.I. Diversified Income Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIDIN-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Principal
	Amount	Value
Bonds & Notes — 87.50%

Aerospace & Defense — 0.22%
BE Aerospace, Inc., Sr. Unsec. Unsub. Notes, 8.50%, 07/01/18	$25,000	$26,750
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	10,000	10,450
7.75%, 03/15/20(b)	15,000	15,675

		52,875

Agricultural Products — 0.67%
Bunge Limited Finance Corp., Sr. Unsec. Gtd. Notes, 8.50%, 06/15/19	140,000	162,433
Airlines — 2.32%
American Airlines Pass Through Trust,, Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs., 6.98%, 04/01/11	32,764	32,887
Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	44,690	51,785
Continental Airlines Inc., Series 2009-1, Class A, Pass Through Ctfs., 9.00%, 07/08/16	205,755	225,816
Series 2009-1, Class B, Global Pass Through Ctfs., 9.25%, 05/10/17	15,000	16,022
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	55,000	59,503
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	10,000	10,600
-Series 2009-1, Class A, Pass Through Ctfs., 7.75%, 12/17/19	70,000	75,031
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	6,025	6,025
UAL Corp., Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	50,000	54,500
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	30,000	32,700

		564,869

Alternative Carriers — 0.33%
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Disc. Global Notes, 9.50%, 02/01/15(c)	35,000	36,356
Level 3 Financing Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	45,000	44,213

		80,569

Aluminum — 0.20%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	25,000	24,906
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	25,000	24,250

		49,156

Apparel Retail — 0.68%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	44,000	45,100
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	50,000	56,000
TJX Cos., Inc. (The), Sr. Unsec. Notes, 6.95%, 04/15/19	55,000	64,067

		165,167

Auto Parts & Equipment — 0.22%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	25,000	26,813
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	25,000	25,750

		52,563

Automobile Manufacturers — 0.10%
Ford Motor Co., Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	25,000	23,750
Automotive Retail — 0.94%
AutoZone Inc., Sr. Unsec. Notes, 5.75%, 01/15/15	210,000	227,400
Brewers — 0.38%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 4.13%, 01/15/15	90,000	92,632
Broadcasting — 2.57%
Belo Corp., Sr. Unsec. Unsub. Notes, 6.75%, 05/30/13	25,000	25,281
8.00%, 11/15/16	25,000	26,188
CBS Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 04/15/20	50,000	50,431
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Unsub. Notes, 9.25%, 12/15/17(b)	25,000	26,281
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Broadcasting — (continued)
COX Communications Inc., Sr. Unsec. Bonds, 8.38%, 03/01/39(b)	$75,000	$92,834
Sr. Unsec. Global Notes, 5.45%, 12/15/14	95,000	103,105
Sr. Unsec. Notes, 9.38%, 01/15/19(b)	140,000	177,944
COX Enterprises Inc., Sr. Unsec. Notes, 7.88%, 09/15/10(b)	120,000	123,223

		625,287

Building Products — 0.37%
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	14,775
Goodman Global Group Inc., Sr. Disc. Notes, 11.70%, 12/15/14(b)(d)	20,000	11,900
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	45,000	47,812
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	15,000	16,088

		90,575

Cable & Satellite — 2.91%
Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	25,000	26,437
Comcast Corp., Sr. Unsec. Gtd. Notes, 6.40%, 03/01/40	130,000	132,095
DIRECTV Holdings LLC, Sr. Unsec. Gtd. Notes, 6.35%, 03/15/40(b)	70,000	70,661
DirecTV Holdings LLC/DirecTV Financing Co. Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.63%, 05/15/16	350,000	392,875
Sirius XM Radio Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.75%, 04/01/15(b)	25,000	25,063
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Notes, 5.00%, 02/01/20	60,000	59,140

		706,271

Casinos & Gaming — 0.40%
MGM Mirage, Sr. Sec. Notes, 11.13%, 11/15/17(b)	15,000	16,913
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	30,000	29,625
Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	50,000	50,875

		97,413

Coal & Consumable Fuels — 0.13%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	15,000	15,506
8.25%, 04/01/20(b)	15,000	15,525

		31,031

Computer Hardware — 0.24%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 4.75%, 06/02/14	55,000	59,450
Construction Materials — 0.52%
Holcim U.S. Finance Sarl & Cie SCS (Switzerland), Unsec. Gtd. Unsub. Notes, 6.00%, 12/30/19(b)	110,000	115,557
Texas Industries, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.25%, 07/15/13	10,000	9,875

		125,432

Construction, Farm Machinery & Heavy Trucks — 0.36%
Case New Holland Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 09/01/13(b)	25,000	26,062
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	25,000	25,375
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	25,000	25,688
Titan International, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 01/15/12	10,000	10,075

		87,200

Consumer Finance — 0.49%
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	65,000	68,737
GMAC Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20(b)	25,000	25,688
8.00%, 11/01/31	25,000	24,000

		118,425

Data Processing & Outsourced Services — 0.20%
First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	25,000	21,813
SunGard Data Systems Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	25,000	26,437

		48,250

Diversified Banks — 4.45%
Banco Bradesco S.A. (Brazil), Sr. Unsub. Notes, 4.10%, 03/23/15(b)	105,000	104,384
Barclays Bank PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.75%, 05/22/19	155,000	171,723
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Diversified Banks — (continued)
ING Bank N.V. (Netherlands), Unsec. Sub. Bonds, 5.13%, 05/01/15(b)	$100,000	$103,051
JPMorgan Chase Capital XXVII-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	160,000	163,481
Lloyds TSB Bank PLC (United Kingdom), Gtd. Bonds, 4.38%, 01/12/15(b)	145,000	142,905
Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	130,000	129,904
Standard Chartered PLC (United Kingdom), Sr. Unsec. Unsub. Notes, 5.50%, 11/18/14(b)	55,000	59,387
Wachovia Corp.-Series G, Sr. Unsec. Medium-Term Notes, 5.50%, 05/01/13	50,000	54,385
Wells Fargo & Co., Sr. Unsec. Unsub. Global Notes, 4.38%, 01/31/13	145,000	152,834

		1,082,054

Diversified Capital Markets — 0.90%
Credit Suisse AG (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	115,000	116,418
UBS AG (Switzerland), Sr. Unsec. Medium-Term Notes, 5.75%, 04/25/18	100,000	102,995

		219,413

Diversified Metals & Mining — 0.30%
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.95%, 05/01/14	60,000	72,437
Diversified Support Services — 0.11%
Travelport LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/01/14	25,000	26,375
Drug Retail — 0.87%
CVS Caremark Corp., Unsec. Notes, 6.60%, 03/15/19	190,000	212,213
Electric Utilities — 4.14%
Carolina Power & Light Co., Sec. First Mortgage Bonds, 5.30%, 01/15/19	40,000	42,227
DCP Midstream LLC, Notes, 9.70%, 12/01/13(b)	100,000	121,642
Sr. Unsec. Notes, 7.88%, 08/16/10	200,000	203,767
Sr. Unsec. Unsub. Notes, 9.75%, 03/15/19(b)	55,000	70,225
Enel Finance International S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	101,473
Indiana Michigan Power Co., Sr. Unsec. Unsub. Notes, 7.00%, 03/15/19	140,000	158,962
LSP Energy L.P./LSP Batesville Funding Corp.-Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	25,000	18,531
Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	184,494
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	48,275
Virginia Electric & Power Co., Sr. Unsec. Unsub. Notes, 5.00%, 06/30/19	55,000	56,904

		1,006,500

Electrical Components & Equipment — 0.11%
Belden Inc., Sr. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	25,000	26,813
Electronic Manufacturing Services — 0.07%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	15,000	15,919
Environmental & Facilities Services — 0.06%
Clean Habors Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	15,000	15,319
Gas Utilities — 0.04%
Suburban Propane Partners, L.P./Surburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	10,000	10,188
Gold — 1.49%
Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/19	145,000	146,514
6.25%, 10/01/39	215,000	216,179

		362,693

Health Care Equipment — 0.53%
Boston Scientific Corp., Sr. Unsec. Unsub. Notes, 4.50%, 01/15/15	50,000	47,963
6.00%, 01/15/20	85,000	80,297

		128,260

Health Care Facilities — 0.32%
HCA, Inc., Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	50,000	52,375
Tenet Healthcare Corp., Sr. Unsec. Unsub. Notes, 7.38%, 02/01/13	25,000	25,375

		77,750

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Health Care Services — 1.64%
Express Scripts Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	$45,000	$47,935
6.25%, 06/15/14	125,000	138,806
7.25%, 06/15/19	40,000	46,441
Orlando Lutheran Towers Inc., Putable Bonds, 7.75%, 07/01/11	45,000	45,030
8.00%, 07/01/17	125,000	120,385

		398,597

Hotels, Resorts & Cruise Lines — 1.51%
Hyatt Hotels Corp., Sr. Unsec. Unsub. Notes, 5.75%, 08/15/15(b)	165,000	171,645
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.15%, 12/01/19	35,000	35,787
Wyndham Worldwide Corp., Sr. Unsec. Unsub. Notes, 7.38%, 03/01/20	155,000	158,294

		365,726

Hypermarkets & Super Centers — 0.33%
Wal-Mart Stores Inc., Sr. Unsec. Notes, 5.63%, 04/01/40	80,000	80,285
Independent Power Producers & Energy Traders — 0.43%
AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	50,000	54,437
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	25,000	24,875
Sr. Unsec. Gtd. Unsub. Notes, 7.38%, 01/15/17	25,000	24,844

		104,156

Industrial Conglomerates — 1.05%
Hutchison Whampoa International Ltd. (Cayman Islands), Gtd. Notes, 5.75%, 09/11/19(b)	100,000	103,412
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	151,546

		254,958

Industrial REIT’s — 1.03%
ProLogis, Sr. Sec. Notes, 6.25%, 03/15/17	255,000	250,410
Insurance Brokers — 0.82%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 5.15%, 09/15/10	75,000	76,254
9.25%, 04/15/19	100,000	124,068

		200,322

Integrated Oil & Gas — 1.30%
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Notes, 6.38%, 11/05/14(b)	300,000	315,863
Integrated Telecommunication Services — 3.55%
British Telecommunications PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 9.13%, 12/15/10	250,000	263,844
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Unsub. Global Notes, 7.38%, 11/15/13	140,000	162,605
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	25,000	26,000
Telefonica Europe B.V. (Netherlands), Unsec. Gtd. Unsub. Global Notes, 7.75%, 09/15/10	200,000	206,078
Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 9.50%, 04/23/19(b)	125,000	148,883
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	50,000	55,750

		863,160

Internet Software & Services — 0.06%
Equinix Inc., Sr. Sub. Notes, 8.13%, 03/01/18	15,000	15,729
Investment Banking & Brokerage — 7.09%
E*Trade Financial Corp., Sr. Unsec. Unsub. Global Notes, 7.38%, 09/15/13	10,000	9,663
Goldman Sachs Group Inc. (The), Sr. Unsec. Unsub. Medium-Term Global Notes, 5.38%, 03/15/20	175,000	174,049
Unsec. Sub. Global Notes, 6.75%, 10/01/37	140,000	139,552
Sr. Unsec. Global Notes, 5.13%, 01/15/15	50,000	52,904
Jefferies Group Inc., Sr. Unsec. Notes, 6.45%, 06/08/27	375,000	336,294
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.30%, 08/01/14(b)	110,000	121,348
6.00%, 01/14/20(b)	105,000	103,669
Morgan Stanley, Sr. Unsec. Medium-Term Notes, 6.00%, 05/13/14	315,000	340,378
Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	129,541
Sr. Unsec. Unsub. Medium-Term Global Notes, 5.95%, 12/28/17	130,000	134,076
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Investment Banking & Brokerage — (continued)
Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 7.50%, 11/15/37(e)	$50,000	$49,296
TD Ameritrade Holding Corp., Sr. Unsec. Gtd. Unsub. Notes, 4.15%, 12/01/14	15,000	15,113
5.60%, 12/01/19	115,000	116,485

		1,722,368

Leisure Facilities — 0.15%
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	25,000	25,500
Sr. Sub. Notes, 10.88%, 11/15/16(b)	10,000	10,525

		36,025

Life & Health Insurance — 3.48%
MetLife Inc., Sr. Unsec. Unsub. Global Notes, 7.72%, 02/15/19	180,000	210,496
Sr. Unsec. Unsub. Notes, 6.75%, 06/01/16	155,000	173,832
Prudential Financial Inc., Jr. Unsec. Sub. Variable Rate Global Notes, 8.88%, 06/15/38(e)	130,000	147,050
-Series D, Sr. Unsec. Unsub. Medium-Term Notes, 2.75%, 01/14/13	105,000	105,281
3.88%, 01/14/15	105,000	105,134
7.38%, 06/15/19	90,000	103,177

		844,970

Life Sciences Tools & Services — 0.51%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	123,266
Mortgage Backed Securities — 0.70%
U.S. Bank N.A., Sr. Unsec. Unsub. Medium-Term Notes, 5.92%, 05/25/12	161,400	169,076
Movies & Entertainment — 0.81%
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	25,000	26,531
Time Warner Cable Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 07/01/18	55,000	61,657
Time Warner Inc., Sr. Unsec. Gtd. Unsub., 6.20%, 03/15/40	110,000	109,124

		197,312

Multi-Line Insurance — 1.35%
American Financial Group Inc., Sr. Unsec. Unsub. Notes, 9.88%, 06/15/19	180,000	212,138
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(e)	10,000	10,404
Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(b)	100,000	104,844

		327,386

Multi-Utilities — 1.32%
Nisource Finance Corp., Sr. Unsec. Gtd. Unsub. Notes, 7.88%, 11/15/10	250,000	259,841
Pacific Gas & Electric Co., Sr. Unsec. Unsub. Notes, 5.40%, 01/15/40	65,000	61,502

		321,343

Office REIT’s — 1.35%
Boston Properties L.P., Sr. Unsec. Unsub. Notes, 5.88%, 10/15/19	140,000	146,107
Digital Realty Trust L.P., Unsec. Gtd. Unsub. Bonds, 5.88%, 02/01/20(b)	185,000	181,894

		328,001

Office Services & Supplies — 0.21%
IKON Office Solutions, Inc., Sr. Unsec. Unsub. Notes, 6.75%, 12/01/25	25,000	24,844
7.30%, 11/01/27	25,000	26,125

		50,969

Oil & Gas Equipment & Services — 0.08%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	10,000	10,150
Key Energy Services, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.38%, 12/01/14	10,000	10,175

		20,325

Oil & Gas Exploration & Production — 3.35%
Anadarko Petroleum Corp., Sr. Unsec. Unsub. Global Notes, 5.75%, 06/15/14	250,000	271,453
Sr. Unsec. Unsub. Notes, 7.63%, 03/15/14	100,000	115,512
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	50,000	51,250
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	15,000	15,900
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	10,000	10,862
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	40,000	43,300
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Oil & Gas Exploration & Production — (continued)
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40	$100,000	$107,609
Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Unsub. Global Notes, 5.75%, 01/20/20	40,000	41,112
6.88%, 01/20/40	45,000	46,817
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 04/01/20	15,000	14,925
Sr. Unsec. Gtd. Unsub. Notes, 8.63%, 10/15/19	15,000	15,975
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 10/01/17	25,000	25,875
Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	50,000	54,500

		815,090

Oil & Gas Refining & Marketing — 0.75%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	100,000	101,581
Tesoro Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.63%, 11/01/15	10,000	9,625
United Refining Co.-Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	75,000	71,625

		182,831

Oil & Gas Storage & Transportation — 1.98%
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 03/01/16	25,000	25,875
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	155,000	160,490
Williams Partners L.P., Sr. Unsec. Notes, 3.80%, 02/15/15(b)	210,000	210,036
6.30%, 04/15/40(b)	85,000	84,984

		481,385

Other Diversified Financial Services — 10.93%
Bank of America Corp., Sr. Unsec. Unsub. Global Notes, 4.50%, 04/01/15	240,000	242,308
6.50%, 08/01/16	130,000	140,835
Bear Stearns Cos. LLC (The), Sr. Unsec. Unsub. Floating Rate Notes, 0.65%, 07/19/10(e)	260,000	260,324
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	315,000	315,955
CDP Financial Inc. (Canada), Sr. Unsec. Gtd. Notes, 3.00%, 11/25/14(b)	275,000	271,637
Citigroup Inc., Sr. Unsec. Notes, 6.38%, 08/12/14	505,000	540,384
Countrywide Financial Corp., Sr. Unsec. Gtd. Unsub. Medium-Term Global Notes, 5.80%, 06/07/12	40,000	42,587
Football Trust V, Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	100,617
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	75,000	76,661
Series A, Sr. Unsec. Unsub. Medium-Term Global Notes, 6.88%, 01/10/39	380,000	409,843
International Lease Finance Corp., Sr. Unsec. Unsub. Notes, 8.63%, 09/15/15(b)	10,000	10,150
8.75%, 03/15/17(b)	15,000	15,150
JPMorgan Chase & Co., Sr. Unsec. Unsub. Global Notes, 4.75%, 05/01/13	15,000	16,031
Merrill Lynch & Co. Inc.-Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	211,429
Twin Reefs Pass-Through Trust, Floating Rate Pass Through Ctfs., 1.39%, (Acquired 12/07/04-04/03/06; Cost $130,332)(b)(e)(f)(g)	130,000	423

		2,654,334

Packaged Foods & Meats — 0.72%
Del Monte Corp., Sr. Gtd. Sub. Notes, 7.50%, 10/15/19(b)	10,000	10,550
Dole Food Co. Inc., Sr. Sec. Notes, 8.00%, 10/01/16(b)	25,000	25,688
Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	70,000	70,813
Sr. Unsec. Unsub. Global Notes, 4.13%, 02/09/16	15,000	15,199
6.50%, 02/09/40	50,000	51,754

		174,004

Paper Packaging — 0.14%
Cascades Inc. (Canada), Sr. Gtd. Notes, 7.88%, 01/15/20(b)	10,000	10,050
Graham Packaging Co. L.P./GPC Capital Corp. I, Sr. Unsec. Gtd. Notes, 8.25%, 01/01/17(b)	25,000	25,188

		35,238

Paper Products — 0.93%
Georgia-Pacific LLC, Deb., 7.70%, 06/15/15	25,000	26,750
International Paper Co., Sr. Unsec. Unsub. Global Bonds, 7.50%, 08/15/21	110,000	125,032
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Paper Products — (continued)
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	$75,000	$73,687

		225,469

Pharmaceuticals — 0.11%
Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 8.38%, 06/15/16(b)	25,000	26,188
Property & Casualty Insurance — 0.69%
CNA Financial Corp., Sr. Unsec. Unsub. Notes, 7.35%, 11/15/19	160,000	166,885
Publishing — 0.32%
Gannett Co. Inc., Sr. Unsec. Gtd. Unsub. Notes, 9.38%, 11/15/17(b)	25,000	26,875
Nielsen Finance LLC/Co., Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(c)	25,000	23,938
Reed Elsevier Capital Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 08/01/11	25,000	26,682

		77,495

Railroads — 0.15%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Notes, 8.00%, 02/01/18(b)	35,000	36,053
Regional Banks — 0.81%
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 3.63%, 02/08/15	110,000	110,934
5.13%, 02/08/20	85,000	86,030

		196,964

Research & Consulting Services — 0.47%
ERAC USA Finance LLC, Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	105,000	114,112
Restaurants — 1.36%
Yum! Brands Inc., Sr. Unsec. Notes, 5.30%, 09/15/19	320,000	329,913
Semiconductors — 0.33%
National Semiconductor Corp., Sr. Unsec. Notes, 3.95%, 04/15/15	80,000	79,102
Soft Drinks — 0.29%
PepsiCo Inc., Sr. Unsec. Unsub. Notes, 5.50%, 01/15/40	70,000	69,386
Sovereign Debt — 1.89%
Brazilian Government International Bond (Brazil), Sr. Unsec. Unsub. Global Notes, 5.88%, 01/15/19	120,000	129,135
United Mexican States (Mexico), Sr. Unsec. Global Notes, 5.88%, 02/17/14	300,000	330,150

		459,285

Specialized Finance — 1.69%
NASDAQ OMX Group Inc. (The), Sr. Unsec. Unsub. Notes, 4.00%, 01/15/15	350,000	349,218
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Notes, 2.63%, 09/16/12	60,000	61,333

		410,551

Specialized REIT’s — 0.60%
Healthcare Realty Trust Inc., Sr. Unsec. Notes, 6.50%, 01/17/17	140,000	145,702
Specialty Chemicals — 0.12%
Huntsman International LLC, Sr. Sub. Notes, 8.63%, 03/15/20(b)	15,000	15,169
Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	15,000	15,225

		30,394

Specialty Properties — 0.14%
Health Care REIT Inc., Sr. Unsec. Notes, 6.13%, 04/15/20	35,000	35,303
Specialty Stores — 0.83%
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/15/14	10,000	10,713
Staples Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 01/15/14	25,000	30,225
Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 04/01/11	150,000	159,787

		200,725

Steel — 0.82%
ArcelorMittal (Luxembourg), Sr. Unsec. Unsub. Global Bonds, 9.00%, 02/15/15	55,000	65,870
Sr. Unsec. Unsub. Global Notes, 7.00%, 10/15/39	130,000	133,665

		199,535

Textiles — 0.21%
Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	50,000	50,813
Thrifts & Mortgage Finance — 0.27%
First Niagara Financial Group Inc., Notes, 6.75%, 03/19/20	65,000	66,155
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value
Tires & Rubber — 0.31%
Cooper Tire & Rubber Co., Sr. Unsec. Unsub. Notes, 7.63%, 03/15/27	$25,000	$22,500
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Global Notes, 9.00%, 07/01/15	50,000	51,875

		74,375

Trucking — 0.11%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14	25,000	25,688
Wireless Telecommunication Services — 0.77%
American Tower Corp., Sr. Unsec. Unsub. Global Notes, 4.63%, 04/01/15	90,000	92,588
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	35,000	35,963
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.25%, 08/15/19(b)	25,000	27,031
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 11/15/28	25,000	20,250
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17	10,000	10,100

		185,932

Total Bonds & Notes (Cost $20,241,260)		21,255,836

U.S. Treasury Securities — 7.22%
U.S. Treasury Notes — 3.54%
1.50% 12/31/13	875,000	858,867
U.S. Treasury Bonds — 3.68%
5.38%(h) 02/15/31	415,000	459,224
3.50% 02/15/39	65,000	52,609
4.25% 05/15/39	100,000	92,672
4.50% 08/15/39	300,000	289,781

		894,286

Total U.S. Treasury Securities (Cost $1,813,382)		1,753,153

Asset-Backed Securities — 2.55%
Bank of America Credit Card Trust Series 2007-C2, Class C2, Floating Rate Pass Through Ctfs.(e)	150,000	149,896
Countrywide Asset-Backed Ctfs. -Series 2007-4, Class A1B, Pass Through Ctfs	86,854	87,096
Credit Suisse Mortgage Capital Ctfs. Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs.(b)(e)	142,356	136,340
TIAA Seasoned Commercial Mortgage Trust -Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs.(e)	45,000	48,036
Wells Fargo Mortgage Backed Securities Trust -Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs.(e)	214,758	197,117

Total Asset-Backed Securities (Cost $595,814)		618,485

U.S. Government Sponsored Mortgage-Backed Securities — 1.94%
Federal Home Loan Mortgage Corp. (FHLMC) — 0.93%
Pass Through Ctfs., 6.50%, 05/01/16 to 08/01/32	12,774	14,035
6.00%, 05/01/17 to 12/01/31	67,142	73,036
5.50%, 09/01/17	45,127	48,686
7.00%, 08/01/21	79,722	89,845

		225,602

Federal National Mortgage Association (FNMA) — 0.86%
Pass Through Ctfs., 7.00%, 02/01/16 to 09/01/32	27,334	30,558
6.50%, 05/01/16 to 10/01/35	20,677	22,797
5.00%, 11/01/18	42,319	45,168
7.50%, 04/01/29 to 10/01/29	92,473	104,662
8.00%, 04/01/32	6,035	7,001

		210,186

Government National Mortgage Association (GNMA) — 0.15%
Pass Through Ctfs., 7.50%, 06/15/23	11,696	13,223
8.50%, 11/15/24	6,224	7,218
7.00%, 07/15/31 to 08/15/31	2,652	2,984
6.50%, 11/15/31 to 03/15/32	6,311	6,932
6.00%, 11/15/32	5,564	6,037

		36,394

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $434,933)		472,182

Municipal Obligations — 0.67%
Florida (State of) Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17	65,000	54,319
Georgia (State of) Electric Authority (Build America Bonds); Series 2010 A, Taxable RB, 6.64%, 04/01/57	110,000	109,684

Total Municipal Obligations (Cost $174,523)		164,003

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Shares	Value
Common Stocks & Other Equity Interests — 0.02%
Broadcasting — 0.02%
Adelphia Communications Corp. (i)	—	$1,125
Adelphia Recovery Trust -Series ACC-1 (i)	87,412	3,060

Total Common Stocks & Other Equity Interests (Cost $22,181)		4,185

Money Market Funds — 0.30%
Liquid Assets Portfolio-Institutional Class (j)	36,905	36,905
Premier Portfolio-Institutional Class (j)	36,905	36,905

Total Money Market Funds (Cost $73,810)		73,810

TOTAL INVESTMENTS — 100.20% (Cost $23,355,903)		24,341,654
OTHER ASSETS LESS LIABILITIES — (0.20)%		(48,804)

NET ASSETS — 100.00%		$24,292,850

Investment Abbreviations:

Ctfs.	— Certificates
Deb.	— Debentures
Disc.	— Discounted
Gtd.	— Guaranteed
Jr.	— Junior
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $4,937,844, which represented 20.33% of the Fund’s Net Assets.

(c)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2010.

(f)	Perpetual bond with no specified maturity date.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2010 represented less than 0.01% of the Fund’s Net Assets.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Diversified Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Invesco V.I. Diversified Income Fund

E.	Dollar Roll and Forward Commitment Transactions — (continued)
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. Diversified Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$76,870	$—	$1,125	$77,995
U.S. Treasury Securities	—	1,753,153	—	1,753,153
U.S. Government Sponsored Securities	—	472,182	—	472,182
Corporate Debt Securities	—	21,255,836	—	21,255,836
Asset Backed Securities	—	618,485	—	618,485
Municipal Obligations	—	164,003	—	164,003

	$76,870	$24,263,659	$1,125	$24,341,654

Futures Contracts*	22,147	—	—	22,147

Total Investments	$99,017	$24,263,659	$1,125	$24,363,801

*	Unrealized appreciation.
NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$34,603	$(12,456)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Invesco V.I. Diversified Income Fund

Effect of Derivative Instruments for the three months ended March 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
on Statement of
Operations
Futures *
Realized Gain (Loss)
Interest rate risk	$(21,123)
Change in Unrealized Appreciation
Interest rate risk	64,947

Total	$43,824

*	The average value of futures outstanding during the period is $7,979,607.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 2 Year Notes	10	June-2010/Long	$2,169,531	$1,854
U.S. Treasury 5 Year Notes	18	June-2010/Long	2,067,188	(10,445)
U.S. Treasury 30 Year Bonds	10	June-2010/Long	1,161,250	7,353
Subtotal			$5,397,969	$(1,238)
U.S. Treasury 10 Year Notes	25	June-2010/Short	(2,906,250)	23,385

Total			$2,491,719	$22,147

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $8,074,328 and $6,130,294, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,271,091
Aggregate unrealized (depreciation) of investment securities	(285,340)

Net unrealized appreciation of investment securities	$985,751

Investments have the same cost for tax and financial statement purposes.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Diversified Income Fund

Invesco V.I. Dynamics Fund
(formerly known as AIM V.I. Dynamics Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	I-VIDYN-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks — 97.65%
Aerospace & Defense — 1.36%
BE Aerospace, Inc. (b)	24,591	$748,796
Air Freight & Logistics — 0.89%
UTI Worldwide, Inc.	32,156	492,630
Apparel Retail — 1.55%
American Eagle Outfitters, Inc.	46,304	857,550
Apparel, Accessories & Luxury Goods — 3.66%
Carter’s, Inc. (b)	22,929	691,309
Coach, Inc.	14,549	574,976
Hanesbrands, Inc. (b)	27,097	753,839

		2,020,124

Application Software — 3.79%
Adobe Systems Inc. (b)	15,672	554,318
Autodesk, Inc. (b)	32,031	942,352
Solera Holdings Inc.	15,381	594,476

		2,091,146

Asset Management & Custody Banks — 2.33%
Affiliated Managers Group, Inc. (b)	11,282	891,278
State Street Corp.	8,761	395,472

		1,286,750

Auto Parts & Equipment — 0.81%
BorgWarner, Inc. (b)	11,704	446,859
Automotive Retail — 1.00%
O’Reilly Automotive, Inc. (b)	13,277	553,784
Biotechnology — 1.68%
Talecris Biotherapeutics Holdings Corp. (b)	24,407	486,187
United Therapeutics Corp. (b)	8,012	443,304

		929,491

Casinos & Gaming — 0.98%
International Game Technology	29,377	542,006
Coal & Consumable Fuels — 1.03%
Massey Energy Co.	10,901	570,013
Communications Equipment — 1.48%
Juniper Networks, Inc. (b)	9,113	279,587
Tellabs, Inc.	70,671	534,979

		814,566

Computer Storage & Peripherals — 0.71%
NetApp, Inc. (b)	12,026	391,567
Construction & Engineering — 1.27%
Shaw Group Inc. (The) (b)	20,350	700,447
Construction, Farm Machinery & Heavy Trucks — 1.26%
Bucyrus International, Inc.	10,571	697,580
Consumer Finance — 1.45%
Capital One Financial Corp.	6,424	266,018
Discover Financial Services	35,724	532,287

		798,305

Data Processing & Outsourced Services — 1.60%
Alliance Data Systems Corp. (b)(c)	13,833	885,174
Department Stores — 1.77%
Macy’s, Inc.	44,815	975,623
Distributors — 1.00%
LKQ Corp. (b)	27,265	553,479
Diversified Metals & Mining — 1.75%
Freeport-McMoRan Copper & Gold Inc.	4,763	397,901
Walter Energy, Inc.	6,162	568,568

		966,469

Diversified Support Services — 1.87%
Copart, Inc. (b)	13,136	467,642
KAR Auction Services Inc. (b)	37,517	565,006

		1,032,648

Education Services — 3.08%
Capella Education Co. (b)	10,025	930,721
ITT Educational Services, Inc. (b)	6,836	768,913

		1,699,634

Electrical Components & Equipment — 2.96%
Baldor Electric Co.	23,387	874,674
Cooper Industries PLC (Ireland)	15,822	758,506

		1,633,180

Electronic Components — 1.15%
Amphenol Corp. -Class A	14,975	631,795
Environmental & Facilities Services — 0.94%
Republic Services, Inc.	17,832	517,485
Fertilizers & Agricultural Chemicals — 1.12%
Intrepid Potash, Inc. (b)(c)	20,319	616,275
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

	Shares	Value
Health Care Equipment — 3.44%
American Medical Systems Holdings, Inc. (b)	26,255	$487,818
Hologic, Inc. (b)	33,151	614,620
NuVasive, Inc. (b)(c)	10,389	469,583
ResMed Inc. (b)	5,142	327,288

		1,899,309

Health Care Facilities — 0.50%
Psychiatric Solutions, Inc. (b)	9,221	274,786
Health Care Services — 1.70%
Express Scripts, Inc. (b)	5,641	574,028
Fresenius Medical Care AG & Co. KGaA (Germany)	6,398	361,064

		935,092

Hotels, Resorts & Cruise Lines — 1.35%
Orient-Express Hotels Ltd. -Class A (Bermuda)(b)	52,623	746,194
Household Products — 1.05%
Energizer Holdings, Inc. (b)	9,197	577,204
Housewares & Specialties — 1.50%
Jarden Corp.	24,790	825,259
Human Resource & Employment Services — 1.02%
Robert Half International, Inc.	18,471	562,073
Independent Power Producers & Energy Traders — 0.56%
KGEN Power Corp. (Acquired 01/12/07; Cost $613,032)(b)(d)	43,788	306,516
Industrial Machinery — 2.47%
Flowserve Corp.	6,368	702,200
Kennametal Inc.	23,386	657,614

		1,359,814

IT Consulting & Other Services — 1.64%
Cognizant Technology Solutions Corp. -Class A (b)	17,779	906,373
Life & Health Insurance — 2.32%
Aflac, Inc.	10,332	560,924
Lincoln National Corp.	23,386	717,950

		1,278,874

Life Sciences Tools & Services — 2.51%
Charles River Laboratories International, Inc. (b)	7,023	276,074
Pharmaceutical Product Development, Inc.	22,577	536,204
Thermo Fisher Scientific, Inc. (b)	11,074	569,646

		1,381,924

Managed Health Care — 2.21%
AMERIGROUP Corp. (b)	22,269	740,222
Aveta, Inc. (b)(d)	80,000	480,000

		1,220,222

Multi-Line Insurance — 1.53%
Genworth Financial Inc. -Class A (b)	45,994	843,530
Oil & Gas Drilling — 0.92%
Noble Corp. (b)	12,101	506,064
Oil & Gas Equipment & Services — 1.84%
Key Energy Services, Inc. (b)	71,625	684,019
Petroleum Geo-Services A.S.A. (Norway)(b)	25,571	333,741

		1,017,760

Oil & Gas Exploration & Production — 4.28%
Atlas Energy, Inc. (b)	17,955	558,760
Concho Resources Inc. (b)	5,406	272,246
Continental Resources, Inc. (b)	22,567	960,226
Plains Exploration & Production Co. (b)	19,050	571,309

		2,362,541

Personal Products — 1.58%
Estee Lauder Cos. Inc. (The) -Class A	13,456	872,891
Pharmaceuticals — 0.62%
Shire PLC (United Kingdom)	15,524	342,596
Real Estate Services — 1.66%
Jones Lang LaSalle Inc.	12,536	913,749
Research & Consulting Services — 0.90%
IHS Inc. -Class A (b)	9,235	493,795
Restaurants — 1.01%
Texas Roadhouse, Inc. (b)	40,188	558,211
Security & Alarm Services — 0.73%
Corrections Corp. of America (b)	20,274	402,642
Semiconductor Equipment — 1.15%
ASML Holding N.V. (Netherlands)	17,748	631,955
Semiconductors — 5.22%
Altera Corp.	23,827	579,234
Avago Technologies Ltd. (Singapore)(b)	41,079	844,584
Broadcom Corp. -Class A	15,777	523,481
Marvell Technology Group Ltd. (b)	18,584	378,742
Xilinx, Inc.	21,759	554,855

		2,880,896

Specialty Chemicals — 2.12%
Albemarle Corp.	13,810	588,720
Lubrizol Corp. (The)	6,362	583,523

		1,172,243

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

	Shares	Value
Specialty Stores — 1.04%
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	25,363	$573,711
Steel — 0.85%
Steel Dynamics, Inc.	26,701	466,466
Systems Software — 2.57%
Check Point Software Technologies Ltd. (Israel)(b)	22,177	777,526
McAfee Inc. (b)	15,987	641,558

		1,419,084

Tires & Rubber — 0.16%
Goodyear Tire & Rubber Co. (The) (b)	7,064	89,289
Trading Companies & Distributors — 1.01%
Fastenal Co. (c)	11,640	558,604
Trucking — 2.79%
Con-way Inc.	13,652	479,458
J.B. Hunt Transport Services, Inc.	15,526	557,073
Knight Transportation, Inc.	23,741	500,698

		1,537,229

Wireless Telecommunication Services — 0.91%
Crown Castle International Corp. (b)	13,197	504,521

Total Common Stocks (Cost $45,216,762)		53,874,793

Money Market Funds — 3.13%
Liquid Assets Portfolio-Institutional Class (e)	863,890	863,890
Premier Portfolio-Institutional Class (e)	863,890	863,890

Total Money Market Funds (Cost $1,727,780)		1,727,780

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan) — 100.78% (Cost $46,944,542)		55,602,573

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds — 3.49%
Liquid Assets Portfolio — Institutional Class (Cost $1,923,946)(e)(f)	1,923,946	1,923,946

TOTAL INVESTMENTS — 104.27% (Cost $48,868,488)		57,526,519
OTHER ASSETS LESS LIABILITIES — (4.27)%		(2,357,976)

NET ASSETS — 100.00%		$55,168,543

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $786,516, which represented 1.43% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dynamics Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Dynamics Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. Dynamics Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$55,774,307	$1,445,696	$306,516	$57,526,519
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $9,382,875 and $9,795,037, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,702,578
Aggregate unrealized (depreciation) of investment securities	(2,079,945)

Net unrealized appreciation of investment securities	$8,622,633

Cost of investments for tax purposes is $48,903,886.
Invesco V.I. Dynamics Fund

NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Dynamics Fund

Invesco V.I. Financial Services Fund
(formerly known as AIM V.I. Financial Services Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	I-VIFSE-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks—96.20%

Asset Management & Custody Banks—10.35%
Blackstone Group L.P. (The)	50,865	$712,110
Federated Investors, Inc. — Class B	75,688	1,996,649
Legg Mason, Inc.	86,258	2,473,017
State Street Corp.	51,334	2,317,217

		7,498,993

Consumer Finance—15.81%
American Express Co.	85,014	3,507,678
Capital One Financial Corp.	117,306	4,857,642
SLM Corp. (b)	246,647	3,088,020

		11,453,340

Data Processing & Outsourced Services—7.06%
Alliance Data Systems Corp. (b)	27,415	1,754,286
Automatic Data Processing, Inc.	36,106	1,605,634
Heartland Payment Systems, Inc.	55,265	1,027,929
Western Union Co.	42,840	726,566

		5,114,415

Diversified Capital Markets—2.53%
UBS AG (Switzerland)(b)	112,838	1,837,003
Insurance Brokers—6.12%
Marsh & McLennan Cos., Inc.	98,797	2,412,623
National Financial Partners Corp. (b)	63,498	895,322
Willis Group Holdings PLC (Ireland)	35,930	1,124,249

		4,432,194

Investment Banking & Brokerage—5.06%
FBR Capital Markets Corp. (b)	309,451	1,408,002
Morgan Stanley	77,092	2,258,025

		3,666,027

Life & Health Insurance—2.98%
Primerica, Inc.	25,065	375,975
Prudential Financial, Inc.	8,774	530,827
StanCorp Financial Group, Inc.	26,276	1,251,526

		2,158,328

Managed Health Care—3.56%
UnitedHealth Group Inc.	78,918	2,578,251
Other Diversified Financial Services—14.99%
Bank of America Corp.	221,342	3,950,955
Citigroup Inc. (b)	556,283	2,252,946
JPMorgan Chase & Co.	104,159	4,661,115

		10,865,016

Property & Casualty Insurance—5.34%
Allstate Corp. (The)	7,809	252,309
XL Capital Ltd. — Class A	191,601	3,621,259

		3,873,568

Regional Banks—13.61%
Fifth Third Bancorp	261,920	3,559,493
First Horizon National Corp. (b)	10,572	148,533
First Midwest Bancorp, Inc.	30,161	408,681
SunTrust Banks, Inc.	91,442	2,449,731
Wilmington Trust Corp.	50,000	828,500
Zions Bancorp.	113,062	2,467,013
		9,861,951
Reinsurance—1.41%
Transatlantic Holdings, Inc.	19,330	1,020,624
Specialized Consumer Services—1.42%
H&R Block, Inc.	57,934	1,031,225
Specialized Finance—4.65%
Moody’s Corp.	113,239	3,368,860
Thrifts & Mortgage Finance—1.31%
Ocwen Financial Corp. (b)	85,972	953,429

Total Common Stocks (Cost $77,409,539)		69,713,224

Money Market Funds—4.35%
Liquid Assets Portfolio-Institutional Class (c)	1,575,534	1,575,534
Premier Portfolio-Institutional Class (c)	1,575,534	1,575,534

Total Money Market Funds (Cost $3,151,068)		3,151,068

TOTAL INVESTMENTS—100.55% (Cost $80,560,607)		72,864,292
OTHER ASSETS LESS LIABILITIES—(0.55)%		(401,808)

NET ASSETS—100.00%		$72,462,484

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Financial Services Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Financial Services Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The financial services sector is subject to extensive government regulation, which may change frequently. The profitability of businesses in this sector depends heavily on the availability and cost of money and may fluctuate significantly in response to changes to interest rates and general economic conditions.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco V.I. Financial Services Fund

NOTE 2 — Additional Valuation Information — (continued)
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$72,864,292	$—	$—	$72,864,292
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $3,904,725 and $4,073,784, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,505,638
Aggregate unrealized (depreciation) of investment securities	(18,639,845)

Net unrealized appreciation (depreciation) of investment securities	$(11,134,207)

Cost of investments for tax purposes is $83,998,499.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Financial Services Fund

Invesco V.I. Global Health Care Fund
(formerly known as AIM V.I. Global Health Care Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	I-VIGHC-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—93.41%

Biotechnology—22.36%
AMAG Pharmaceuticals, Inc. (b)(c)	19,472	$679,768
Amgen Inc. (c)	110,398	6,597,385
Biogen Idec Inc. (c)	29,090	1,668,602
BioMarin Pharmaceutical Inc. (c)	124,174	2,901,946
Celgene Corp. (c)	68,666	4,254,545
CSL Ltd. (Australia)	66,276	2,215,485
Genzyme Corp. (c)	62,688	3,249,119
Gilead Sciences, Inc. (c)	159,971	7,275,481
Human Genome Sciences, Inc. (c)	57,275	1,729,705
Incyte Corp. (b)(c)	63,690	889,112
Myriad Genetics, Inc. (c)	52,578	1,264,501
Pharmasset, Inc. (c)	19,764	529,675
Savient Pharmaceuticals Inc. (c)	103,539	1,496,139
United Therapeutics Corp. (c)	44,944	2,486,752
Vertex Pharmaceuticals Inc. (c)	46,212	1,888,684

		39,126,899

Drug Retail—5.30%
CVS Caremark Corp.	208,709	7,630,401
Drogasil S.A. (Brazil)	104,820	1,643,669

		9,274,070

Health Care Distributors—1.57%
McKesson Corp.	41,892	2,753,142
Health Care Equipment—11.48%
Baxter International Inc.	69,269	4,031,456
Boston Scientific Corp. (c)	467,836	3,377,776
CareFusion Corp. (c)	52,274	1,381,602
Covidien PLC (Ireland)	81,762	4,110,993
Dexcom Inc. (c)	48,428	471,204
St. Jude Medical, Inc. (c)	72,385	2,971,404
Wright Medical Group, Inc. (c)	67,893	1,206,459
Zimmer Holdings, Inc. (c)	43,003	2,545,778

		20,096,672

Health Care Facilities—2.54%
Assisted Living Concepts Inc. -Class A(c)	31,460	1,033,146
Rhoen-Klinikum AG (Germany)	133,140	3,408,325

		4,441,471

Health Care Services—7.90%
DaVita, Inc. (c)	56,085	3,555,789
Express Scripts, Inc. (c)	43,963	4,473,675
Medco Health Solutions, Inc. (c)	39,089	2,523,586
Omnicare, Inc.	57,542	1,627,863
Quest Diagnostics Inc.	28,169	1,641,971

		13,822,884

Health Care Supplies—2.80%
Alcon, Inc.	21,005	3,393,568
Immucor, Inc. (c)	67,457	1,510,362

		4,903,930

Health Care Technology—0.70%
Allscripts-Misys Healthcare Solutions, Inc. (c)	62,810	1,228,564
Life & Health Insurance—0.94%
Amil Participacoes S.A. (Brazil)(d)	211,100	1,637,906
Life Sciences Tools & Services—8.26%
Gerresheimer AG (Germany)	55,287	1,729,009
Life Technologies Corp. (c)	76,098	3,977,642
Pharmaceutical Product Development, Inc.	78,722	1,869,648
Thermo Fisher Scientific, Inc. (c)	133,895	6,887,559

		14,463,858

Managed Health Care—10.64%
Aetna Inc.	125,839	4,418,207
AMERIGROUP Corp. (c)	68,445	2,275,112
Aveta, Inc. (c)(d)	122,652	735,912
CIGNA Corp.	40,036	1,464,517
Health Net Inc. (c)	113,429	2,820,979
UnitedHealth Group Inc.	74,099	2,420,815
WellPoint Inc. (c)	69,819	4,494,947

		18,630,489

Pharmaceuticals—18.92%
Abbott Laboratories	105,877	5,577,600
Allergan, Inc.	40,758	2,662,312
Bayer AG (Germany)	22,993	1,555,547
EastPharma Ltd. -GDR (Turkey)(c)(d)	114,132	159,785
Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,142,006
Ipsen S.A. (France)	32,981	1,610,851
Johnson & Johnson	65,483	4,269,492
Merck KGaA (Germany)	12,622	1,023,064
Novartis AG -ADR (Switzerland)	52,410	2,835,381
Pharmstandard -GDR (Russia)(c)(d)	23,450	583,905
Roche Holding AG (Switzerland)	41,608	6,747,883
Shire PLC -ADR (United Kingdom)	43,278	2,854,617
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	33,100	2,087,948

		33,110,391

Total Common Stocks & Other Equity Interests (Cost $146,783,061)		163,490,276

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

	Shares	Value
Money Market Funds—6.62%
Liquid Assets Portfolio-Institutional Class (e)	5,792,755	$5,792,755
Premier Portfolio-Institutional Class (e)	5,792,755	5,792,755

Total Money Market Funds (Cost $11,585,510)		11,585,510

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.03% (Cost $158,368,571)		175,075,786

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.70%
Liquid Assets Portfolio —Institutional Class (Cost $1,229,660)(e)(f)	1,229,660	1,229,660

TOTAL INVESTMENTS—100.73% (Cost $159,598,231)		176,305,446
OTHER ASSETS LESS LIABILITIES—(0.73)%		(1,272,816)

NET ASSETS—100.00%		$175,032,630

Investment Abbreviations:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2010.

(c)	Non-income producing security.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $3,117,508, which represented 1.78% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Global Health Care Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.
Invesco V.I. Global Health Care Fund

F.	Foreign Currency Translations — (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$175,569,534	$735,912	$—	$176,305,446
Foreign Currency Contracts *	—	(263)	—	(263)

Total Investments	$175,569,534	$735,649	$—	$176,305,183

*	Unrealized appreciation (depreciation)
Invesco V.I. Global Health Care Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts at Period-End

						Unrealized
Settlement	Contract to					Appreciation
Date	Deliver		Receive		Value	(Depreciation)
05/10/10	CHF	2,824,000	USD	2,636,370	$2,679,342	$(42,972)
05/10/10	EUR	2,660,800	USD	3,637,154	3,594,445	42,709

Total open foreign currency contracts						$(263)

Currency Abbreviations:

CHF — Swiss Franc

EUR — Euro

USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $7,614,443 and $12,605,932, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$24,994,036
Aggregate unrealized (depreciation) of investment securities	(8,347,904)

Net unrealized appreciation of investment securities	$16,646,132

Cost of investments for tax purposes is $159,659,314.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Global Health Care Fund

Invesco V.I. Global Multi-Asset Fund
(formerly known as AIM V.I. PowerShares ETF Allocation Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIGMA-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)
Schedule of Investments in Affiliated Issuers-102.77%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/09	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	03/31/10	03/31/10
Domestic Equity ETFs-19.54%
PowerShares FTSE RAFI US 1000 Portfolio	11.11%	$5,362,923	$1,115,806	$(619,058)	$478,178	$(8,791)	$6,950	122,490	$6,329,058
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	8.43%	3,507,833	977,351	(94,570)	368,175	41,007	519	86,095	4,799,796

Total Domestic Equity ETFs		8,870,756	2,093,157	(713,628)	846,353	32,216	7,469	208,585	11,128,854

Fixed-Income ETFs-40.64%
PowerShares 1-30 Laddered Treasury Portfolio	23.46%	10,598,640	3,526,553	(787,590)	62,245	(42,506)	126,265	500,275	13,357,342
PowerShares Emerging Markets Sovereign Debt Portfolio	10.54%	4,617,101	1,240,767	—	140,623	—	82,874	228,950	5,998,491
PowerShares High Yield Corporate Bond Portfolio	6.64%	3,273,858	532,070	(14,426)	(8,738)	(349)	67,776	210,485	3,782,415

Total Fixed-Income ETFs		18,489,599	5,299,390	(802,016)	194,130	(42,855)	276,915	939,710	23,138,248

Foreign Equity ETFs-38.55%
iShares MSCI Japan Index Fund(b)	9.16%	3,690,486	1,226,047	—	300,648	—	—	499,730	5,217,181
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	7.72%	3,590,795	846,189	(136,025)	109,669	(13,767)	12,566	91,525	4,396,861
PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio	8.12%	4,108,289	714,421	(379,311)	200,139	(19,182)	4,562	210,485	4,624,356
PowerShares FTSE RAFI Emerging Markets Portfolio	6.08%	3,262,704	419,224	(211,342)	3,471	(13,180)	978	150,735	3,460,877
PowerShares FTSE RAFI Europe Portfolio	7.47%	3,618,122	922,625	(160,306)	(103,974)	(26,242)	1,709	121,400	4,250,225

Total Foreign Equity ETFs		18,270,396	4,128,506	(886,984)	509,953	(72,371)	19,815	1,073,875	21,949,500

Money Market Funds-4.04%
Liquid Assets Portfolio-Institutional Class	2.02%	1,183,493	4,585,706	(4,617,242)	—	—	213	1,151,957	1,151,957
Premier Portfolio-Institutional Class	2.02%	1,183,493	4,585,706	(4,617,242)	—	—	59	1,151,957	1,151,957

Total Money Market Funds		2,366,986	9,171,412	(9,234,484)	—	—	272	2,303,914	2,303,914

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $53,303,733)	102.77%	$47,997,737	$20,692,465	$(11,637,112)	$1,550,436	$(83,010)	$304,471		$58,520,516
OTHER ASSETS LESS LIABILITIES	(2.77)%								(1,576,889)

NET ASSETS	100.00%								$56,943,627

Investment Abbreviations:

ETF	— Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Unless otherwise indicated, each exchange-traded fund or mutual fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.

(b)	Non-affiliate of the Fund or its investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Multi-Asset Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. Global Multi-Asset Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$58,520,516	$—	$—	$58,520,516
Invesco V.I. Global Multi-Asset Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $11,521,053 and $2,402,628, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,302,990
Aggregate unrealized (depreciation) of investment securities	(278,319)

Net unrealized appreciation of investment securities	$5,024,671

Cost of investments for tax purposes is $53,495,845.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”. Also effective April 30, 2010, the Board of Trustees of AIM Variable Insurance Funds approved changing the name of AIM V.I. PowerShares ETF Allocation Fund to AIM V.I. Global Multi-Asset Fund.
Invesco V.I. Global Multi-Asset Fund

Invesco V.I. Global Real Estate Fund
(formerly known as AIM V.I. Global Real Estate Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIGRE-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Real Estate Investment Trusts, Common Stocks & Other Equity Interests—97.45%

Australia—10.18%
CFS Retail Property Trust	1,376,737	$2,365,478
Commonwealth Property Office Fund	426,267	353,541
Dexus Property Group	1,908,001	1,418,133
Goodman Group	3,640,353	2,183,959
ING Office Fund	662,211	354,724
Stockland	537,772	1,965,494
Westfield Group	576,425	6,369,196

		15,010,525

Austria—0.46%
Conwert Immobilien Invest S.E. (a)	54,020	670,646
Brazil—0.24%
BR Properties S.A. (b)	23,100	167,022
BR Properties S.A.	26,000	187,991

		355,013

Canada—2.41%
Canadian REIT	48,400	1,318,440
Cominar REIT	24,400	461,615
Morguard REIT	39,200	528,123
Primaris Retail REIT	59,900	996,957
RioCan REIT	13,400	244,140

		3,549,275

China—1.28%
Agile Property Holdings Ltd.	806,000	1,097,653
KWG Property Holding Ltd.	602,500	436,319
Shimao Property Holdings Ltd.	196,500	360,316

		1,894,288

Finland—0.66%
Citycon Oyj	151,690	604,508
Sponda Oyj	88,506	369,449

		973,957

France—4.53%
Gecina S.A.	7,998	885,321
Klepierre	29,713	1,166,138
Societe Immobiliere de Location pour I’Industrie et le Commerce	6,099	770,277
Unibail-Rodamco S.E.	19,004	3,850,876

		6,672,612

Germany—0.37%
Deutsche Euroshop AG	16,816	552,357
Hong Kong—16.17%
China Overseas Land & Investment Ltd.	896,301	2,020,260
China Resources Land Ltd.	579,800	1,257,638
Glorious Property Holdings Ltd. (a)(b)	247,000	104,443
Glorious Property Holdings Ltd. (a)	376,000	158,990
Hang Lung Properties Ltd.	519,000	2,085,643
Henderson Land Development Co. Ltd.	288,000	2,024,241
Hongkong Land Holdings Ltd.	553,000	2,799,246
Kerry Properties Ltd.	214,400	1,148,034
Link REIT (The)	316,500	780,223
New World Development Co., Ltd.	212,000	414,076
Sino Land Co. Ltd.	818,000	1,599,884
Sun Hung Kai Properties Ltd.	520,000	7,808,138
Wharf (Holdings) Ltd. (The)	290,000	1,634,103

		23,834,919

Japan—10.67%
AEON Mall Co., Ltd.	23,700	499,655
Japan Prime Realty Investment Corp.	210	467,440
Japan Real Estate Investment Corp.	114	971,847
Japan Retail Fund Investment Corp.	337	396,513
Kenedix Realty Investment Corp.	168	451,223
Mitsubishi Estate Co. Ltd.	301,000	4,925,981
Mitsui Fudosan Co., Ltd.	222,000	3,768,467
Nippon Building Fund Inc.	135	1,161,120
NTT Urban Development Corp.	597	502,777
Sumitomo Realty & Development Co., Ltd.	136,000	2,587,913

		15,732,936

Luxembourg—0.54%
GAGFAH S.A.	38,535	344,877
ProLogis European Properties (a)	64,124	451,577

		796,454

Malta—0.00%
BGP Holdings PLC (a)	3,053,090	0
Netherlands—1.49%
Corio N.V.	9,253	617,932
Eurocommercial Properties N.V.	16,892	678,877
Wereldhave N.V.	9,341	895,427

		2,192,236

Singapore—3.87%
Ascendas REIT	265,779	364,784
CapitaCommercial Trust	809,000	624,576
Capitaland Ltd.	865,000	2,449,605
CapitaMall Trust	917,550	1,158,011
Keppel Land Ltd.	223,000	584,007
Suntec REIT	555,000	531,632

		5,712,615

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

	Shares	Value
Sweden—0.52%
Castellum A.B.	76,497	$770,861
Switzerland—0.86%
Swiss Prime Site AG (a)	20,289	1,269,025
United Kingdom—5.85%
Big Yellow Group PLC (a)	143,568	740,885
British Land Co. PLC	155,752	1,137,322
Derwent London PLC	30,699	636,487
Hammerson PLC	176,146	1,051,772
Hansteen Holdings PLC	422,285	512,755
Land Securities Group PLC	202,620	2,082,609
Segro PLC	248,723	1,206,528
Shaftesbury PLC	110,411	644,520
Unite Group PLC (a)	157,223	615,912

		8,628,790

United States—37.35%
Acadia Realty Trust	28,641	511,528
Alexandria Real Estate Equities, Inc.	21,600	1,460,160
AMB Property Corp.	32,300	879,852
American Campus Communities, Inc.	25,900	716,394
AvalonBay Communities, Inc.	13,442	1,160,717
Boston Properties, Inc.	34,700	2,617,768
Brookfield Properties Corp.	83,228	1,277,846
Camden Property Trust	38,882	1,618,658
CBL & Associates Properties, Inc.	19,700	269,890
DCT Industrial Trust Inc.	84,800	443,504
DiamondRock Hospitality Co. (a)	50,400	509,544
Digital Realty Trust, Inc.	50,100	2,715,420
Equity Residential	61,777	2,418,570
Essex Property Trust, Inc.	18,900	1,700,055
Federal Realty Investment Trust	8,400	611,604
Health Care REIT, Inc.	43,167	1,952,443
Hospitality Properties Trust	11,600	277,820
Host Hotels & Resorts Inc.	235,059	3,443,614
Kilroy Realty Corp.	29,900	922,116
Liberty Property Trust	53,300	1,809,002
Macerich Co. (The)	36,651	1,404,100
Mack-Cali Realty Corp.	15,200	535,800
Mid-America Apartment Communities, Inc.	13,598	704,240
Nationwide Health Properties, Inc.	44,771	1,573,701
Pebblebrook Hotel Trust (a)	12,972	272,801
Piedmont Office Realty Trust Inc. -Class A	19,600	389,060
Post Properties, Inc.	2,774	61,084
ProLogis	141,914	1,873,265
Public Storage	29,100	2,676,909
Regency Centers Corp.	50,400	1,888,488
Retail Opportunity Investments Corp. (a)	35,445	358,703
Senior Housing Properties Trust	69,788	1,545,804
Simon Property Group, Inc.	69,710	5,848,669
SL Green Realty Corp.	16,408	939,686
Starwood Hotels & Resorts Worldwide, Inc.	16,903	788,356
Tanger Factory Outlet Centers, Inc.	17,000	733,720
Taubman Centers, Inc.	14,800	590,816
Ventas, Inc.	55,600	2,639,888
Vornado Realty Trust	38,726	2,931,558

		55,073,153

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $117,151,396)		143,689,662

Money Market Funds—3.29%
Liquid Assets Portfolio-Institutional Class (c)	2,427,068	2,427,068
Premier Portfolio-Institutional Class (c)	2,427,068	2,427,068

Total Money Market Funds (Cost $4,854,136)		4,854,136

TOTAL INVESTMENTS—100.74% (Cost $122,005,532)		148,543,798
OTHER ASSETS LESS LIABILITIES—(0.74)%		(1,096,349)

NET ASSETS—100.00%		$147,447,449

Investment Abbreviations:
REIT — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $271,465, which represented 0.18% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Global Real Estate Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco V.I. Global Real Estate Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.
Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$1,418,133	$13,592,392	$—	$15,010,525
Austria	670,646	—	—	670,646
Brazil	355,013	—	—	355,013
Canada	3,549,275	—	—	3,549,275
China	—	1,894,288	—	1,894,288
Finland	973,957	—	—	973,957
France	5,506,474	1,166,138	—	6,672,612
Germany	552,357	—	—	552,357
Hong Kong	2,414,326	21,420,593	—	23,834,919
Japan	14,069,039	1,663,897	—	15,732,936
Luxembourg	796,454	—	—	796,454
Malta	—	—	0	0
Netherlands	2,192,236	—	—	2,192,236
Singapore	1,520,992	4,191,623	—	5,712,615
Sweden	770,861	—	—	770,861
Switzerland	1,269,025	—	—	1,269,025
United Kingdom	6,546,181	2,082,609	—	8,628,790
United States	59,927,289	—	—	59,927,289

Total Investments	$102,532,258	$46,011,540	$0	$148,543,798

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $33,554,402 and $30,289,703, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,555,565
Aggregate unrealized (depreciation) of investment securities	(2,210,777)

Net unrealized appreciation of investment securities	$14,344,788

Cost of investments for tax purposes is $134,199,010.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
(formerly known as AIM V.I. Government Securities Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIGOV-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

	Principal
	Amount	Value
U.S. Government Sponsored Mortgage-Backed Securities—71.39%

Collateralized Mortgage Obligations—52.97%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$4,500,000	$4,810,011
Fannie Mae REMICs, 4.50%, 01/25/12 to 07/25/28	10,008,442	10,185,689
5.00%, 12/25/15 to 10/25/28	20,272,953	20,954,145
4.00%, 09/25/16 to 02/25/40	13,582,306	14,042,261
5.50%, 04/25/24 to 03/25/28	8,328,241	8,506,229
6.00%, 05/25/26 to 10/25/33	39,651,334	40,370,105
4.57%, 06/25/30	2,190,169	2,207,116
4.25%, 06/25/33	1,531,405	1,570,448
Fannie Mae Whole Loans, 5.50%, 07/25/34	2,200,937	2,192,594
Federal Home Loan Bank, 4.75%, 10/25/10	33,948,558	34,696,301
4.55%, 04/27/12	1,528,947	1,612,112
5.27%, 12/28/12	18,050,120	19,264,936
5.46%, 11/27/15	50,133,649	53,754,216
Freddie Mac REMICs, 6.75%, 06/15/11	151,030	153,783
5.25%, 08/15/11 to 08/15/32	17,272,565	18,206,297
5.38%, 08/15/11 to 09/15/11	6,278,149	6,487,611
3.88%, 12/15/12	783,873	803,810
4.50%, 12/15/15 to 04/15/30	25,532,593	26,212,519
7.50%, 01/15/16	779,636	791,750
5.00%, 04/15/16 to 10/15/28	35,811,215	36,749,250
6.00%, 09/15/16 to 09/15/29	55,918,949	56,702,305
3.50%, 10/15/16 to 05/15/22	4,129,171	4,251,993
4.00%, 11/15/16 to 02/15/30	30,204,089	31,282,521
5.75%, 12/15/18	8,661,086	8,714,283
4.75%, 05/15/23 to 04/15/31	14,719,718	15,110,159
5.50%, 04/15/24 to 09/15/30	83,433,208	85,024,268
Ginnie Mae REMICs, 3.13%, 04/16/16	4,469,155	4,522,227
2.17%, 02/16/24	22,636,528	22,806,959
5.00%, 09/16/27 to 02/20/30	11,470,978	11,858,271
4.21%, 01/16/28	5,990,800	6,122,444
4.75%, 12/20/29	6,065,990	6,112,768
4.50%, 01/20/31 to 08/20/35	30,125,474	31,288,176
5.50%, 04/16/31	6,841,929	7,236,409
4.00%, 03/20/36	42,958,269	44,423,463

		639,027,429

Federal Home Loan Mortgage Corp. (FHLMC)—6.08%
Pass Through Ctfs., 6.00%, 08/01/10 to 02/01/34	5,101,869	5,534,171
7.00%, 11/01/10 to 12/01/37	17,453,859	19,637,566
6.50%, 10/01/12 to 12/01/35	8,112,956	8,886,256
8.00%, 07/01/15 to 09/01/36	15,341,305	17,801,908
7.50%, 03/01/16 to 08/01/36	5,765,065	6,476,760
10.50%, 08/01/19	5,846	6,580
4.50%, 09/01/20	11,965,365	12,501,563
8.50%, 09/01/20 to 08/01/31	1,069,888	1,245,162
10.00%, 03/01/21	82,472	92,910
9.00%, 06/01/21 to 06/01/22	672,586	756,939
7.05%, 05/20/27	370,715	411,173

		73,350,988

Federal National Mortgage Association (FNMA)—8.53%
Pass Through Ctfs., 6.50%, 10/01/10 to 11/01/37	10,308,340	11,259,434
7.00%, 12/01/10 to 06/01/36	29,034,536	31,964,944
7.50%, 08/01/11 to 07/01/37	19,506,415	22,083,865
8.00%, 06/01/12 to 11/01/37	17,619,497	20,065,624
8.50%, 06/01/12 to 08/01/37	7,336,025	8,421,279
10.00%, 09/01/13	16,536	17,624
6.00%, 09/01/17 to 03/01/37	5,442,435	5,851,598
5.00%, 11/01/17 to 12/01/33	1,516,118	1,610,902
5.50%, 03/01/21	621	667
6.75%, 07/01/24	1,298,807	1,444,034
6.95%, 10/01/25 to 09/01/26	198,771	222,698

		102,942,669

Government National Mortgage Association (GNMA)—3.81%
Pass Through Ctfs., 6.50%, 02/20/12 to 01/15/37	15,898,918	17,426,633
8.00%, 07/15/12 to 01/15/37	4,563,829	5,248,924
6.75%, 08/15/13	43,955	46,947
7.50%, 10/15/14 to 10/15/35	7,888,483	8,932,049
11.00%, 10/15/15	2,086	2,340
9.50%, 09/15/16	2,728	3,048
9.00%, 10/20/16 to 12/20/16	100,324	111,763
7.00%, 04/15/17 to 01/15/37	6,501,036	7,266,595
10.50%, 09/15/17 to 11/15/19	3,728	4,014
8.50%, 12/15/17 to 01/15/37	976,316	1,073,822
10.00%, 06/15/19	40,303	44,454
6.00%, 09/15/20 to 08/15/33	3,325,327	3,611,129
6.95%, 08/20/25 to 08/20/27	1,024,881	1,147,858
6.25%, 06/15/27	139,087	151,518
6.38%, 10/20/27 to 09/20/28	783,878	861,849

		45,932,943

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $843,293,249)		861,254,029

U.S. Government Sponsored Agency Securities—25.58%

Federal Agricultural Mortgage Corp.—8.90%
Bonds, 2.11%, 03/15/12	70,000,000	70,808,938
Medium-Term Notes, 5.60%, 01/19/17	11,000,000	11,188,101
Unsec. Medium-Term Notes, 2.20%, 11/09/11	25,000,000	25,383,204

		107,380,243

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal
	Amount	Value
Federal Farm Credit Bank (FFCB)—2.46%
Bonds, 3.00%, 09/22/14	$12,500,000	$12,725,344
5.59%, 10/04/21	10,075,000	10,668,494
5.75%, 01/18/22	2,775,000	2,964,558
Medium-Term Notes, 5.75%, 12/07/28	3,100,000	3,351,141

		29,709,537

Federal Home Loan Bank (FHLB)—6.26%
Unsec. Bonds, 5.45%, 04/15/11	9,005,601	9,380,887
4.72%, 09/20/12	1,424,793	1,513,090
Unsec. Global Bonds, 1.75%, 08/22/12	5,000,000	5,049,157
1.63%, 03/20/13	37,000,000	36,932,645
Unsec. Global Notes, 1.63%, 11/21/12	13,000,000	13,034,091
Series 1, Unsec. Bonds, 5.77%, 03/23/18	8,880,060	9,618,209

		75,528,079

Federal Home Loan Mortgage Corp. (FHLMC)—2.96%
Unsec. Global Notes, 2.13%, 09/21/12	35,000,000	35,637,812
Federal National Mortgage Association (FNMA)—4.54%
Unsec. Global Notes, 1.00%, 11/23/11	16,750,000	16,778,491
1.75%, 05/07/13	38,000,000	37,964,316

		54,742,807

Tennessee Valley Authority (TVA)—0.46%
Series A, Bonds, 6.79%, 05/23/12	5,000,000	5,581,129
Total U.S. Government Sponsored Agency Securities (Cost $304,598,106)		308,579,607

U.S. Treasury Securities—1.90%

U.S. Treasury Bonds—0.31%
7.63%, 02/15/25(a)	550,000	747,399
6.88%, 08/15/25(a)	500,000	638,984
4.25%, 05/15/39(a)	2,500,000	2,316,797

		3,703,180

U.S. Treasury Notes—1.59%
1.13%, 06/30/11(a)	8,400,000	8,461,031
1.00%, 09/30/11	5,000,000	5,020,703
3.13%, 05/15/19(a)	6,000,000	5,715,938

		19,197,672

Total U.S. Treasury Securities (Cost $22,697,223)		22,900,852

Foreign Sovereign Bonds—0.32%

Sovereign Debt—0.32%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24 (Cost $3,831,036)	$3,800,000	$3,916,935

	Shares
Money Market Funds—0.17%
Government & Agency Portfolio -Institutional Class (b) (Cost $2,110,648)	2,110,648	2,110,648

TOTAL INVESTMENTS—99.36% (Cost $1,176,530,262)		1,198,762,071
OTHER ASSETS LESS LIABILITIES—0.64%		7,669,753

NET ASSETS—100.00%		$1,206,431,824

Investment Abbreviations:

Ctfs.	— Certificates

Gtd.	— Guaranteed

REMICs	— Real Estate Mortgage Investment Conduits

Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Government Securities Fund

B.	Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks - The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
E.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
Invesco V.I. Government Securities Fund

F.	Futures Contracts — (continued)

When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,110,648	$—	$—	$2,110,648
Collateralized Debt Securities	—	639,027,429	—	639,027,429
Foreign Government Debt Securities	—	3,916,935	—	3,916,935
U.S. Treasury Securities	—	22,900,852	—	22,900,852
U.S. Government Sponsored Securities	—	530,806,207	—	530,806,207

	$2,110,648	$1,196,651,423	$—	$1,198,762,071

Futures Contracts*	(2,490,535)	—	—	(2,490,535)

Total Investments	$(379,887)	$1,196,651,423	$—	$1,196,271,536

*	Unrealized appreciation (depreciation)
Invesco V.I. Government Securities Fund

NOTE 3 — Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$150,047	$(2,640,582)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended March 31, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures *
Realized Gain (Loss)
Interest rate risk	$(2,705,191)
Change in Unrealized Appreciation
Interest rate risk	$11,604,670

Total	$8,899,479

*	The average value of futures outstanding during the period was $545,763,667.

	Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)
U.S. Treasury 5 Year Notes	2,195	June-2010/Long	$252,082,031	$(1,084,641)
U.S. Treasury 10 Year Notes	645	June-2010/Long	74,981,250	(348,105)
U.S. Treasury 30 Year Bonds	1,377	June-2010/Long	159,904,125	(1,207,836)
U.S. Ultra Bonds	230	June-2010/Long	27,592,813	149,373

Subtotal			$514,560,219	$(2,491,209)

U.S. Treasury 2 Year Notes	50	June-2010/Short	(10,847,656)	674

Total			$503,712,563	$(2,490,535)

Invesco V.I. Government Securities Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $180,669,739 and $178,511,095, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,729,150
Aggregate unrealized (depreciation) of investment securities	(1,628,630)

Net unrealized appreciation of investment securities	$22,100,520

Cost of investments for tax purposes is $1,176,661,551.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
(formerly known as AIM V.I. High Yield Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIHYI-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Principal
	Amount	Value
U.S. Dollar Denominated Bonds & Notes—91.50%

Aerospace & Defense—0.71%
BE Aerospace, Inc., Sr. Unsec. Unsub. Notes, 8.50%, 07/01/18	$180,000	$192,600
Bombardier Inc. (Canada), Sr. Notes, 7.50%, 03/15/18(b)	80,000	83,600
7.75%, 03/15/20(b)	120,000	125,400
Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	25,000	25,125

		426,725

Airlines—3.18%
American Airlines Pass Through Trust-Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	69,518	80,554
Continental Airlines Inc., Sr. Unsec. Unsub. Notes, 8.75%, 12/01/11	185,000	185,463
Series 2000-1, Class C-1, Sec. Sub. Pass Through Ctfs., 8.50%, 05/01/11	39,186	38,598
Series 2000-2, Class B, Sec. Sub. Pass Through Ctfs., 8.31%, 04/02/18	135,344	129,253
Series 2001-1, Class B, Sec. Sub. Pass Through Ctfs., 7.37%, 12/15/15	111,276	106,268
Series 2009-1, Class A, Pass Through Ctfs., 9.00%, 07/08/16	161,665	177,427
Series 2009-1, Class B, Global Pass Through Ctfs., 9.25%, 05/10/17	140,000	149,538
Series 2009-2, Class A, Sr. Sec. Global Pass Through Ctfs., 7.25%, 11/10/19	40,000	43,275
Delta Air Lines, Inc., Sr. Sec. Notes, 9.50%, 09/15/14(b)	45,000	47,700
Series 2002-1, Class C, Sec. Pass Through Ctfs., 7.78%, 01/02/12	124,468	124,468
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	224,933	211,437
UAL Corp., Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19(b)	123,992	99,814
Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	235,000	256,150
Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	200,000	218,000
United Air Lines Inc., Sr. Sec. Notes, 9.88%, 08/01/13(b)	50,000	52,750

		1,920,695

Alternative Carriers—2.30%
Global Crossing UK Finance PLC (United Kingdom), Sr. Sec. Gtd. Unsub. Global Notes, 10.75%, 12/15/14	75,000	79,313
Intelsat Intermediate Holding Co. S.A. (Bermuda), Sr. Unsec. Gtd. Global Notes, 9.50%, 02/01/15	485,000	503,794
Intelsat Jackson Holdings S.A. (Bermuda), Sr. Unsec. Gtd. Global Notes, 11.25%, 06/15/16	315,000	343,350
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 10.00%, 02/01/18(b)	80,000	77,200
Sr. Unsec. Gtd. Unsub. Global Notes, 9.25%, 11/01/14	395,000	388,087

		1,391,744

Aluminum—1.37%
Century Aluminum Co., Sr. Sec. Notes, 8.00%, 05/15/14	410,630	409,090
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.25%, 02/15/15	434,000	420,980

		830,070

Apparel Retail—0.85%
Collective Brands, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.25%, 08/01/13	350,000	358,750
Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	140,000	156,800

		515,550

Apparel, Accessories & Luxury Goods—1.59%
Hanesbrands, Inc.-Series B, Sr. Unsec. Gtd. Floating Rate Global Notes, 3.83%, 12/15/14(c)	275,000	264,000
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Apparel, Accessories & Luxury Goods—(continued)
Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.88%, 04/01/16	$225,000	$236,250
Perry Ellis International, Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 09/15/13	265,000	272,287
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	205,000	190,394

		962,931

Auto Parts & Equipment—1.05%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 11.00%, 11/01/15(b)	330,000	353,925
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 11/15/15	270,000	278,100

		632,025

Automobile Manufacturers—1.60%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	165,000	249,076
Sr. Unsec. Unsub. Global Notes, 7.45%, 07/16/31	375,000	356,250
Motors Liquidation Co., Sr. Unsec. Unsub. Global Notes, 7.20%, 01/15/11(d)	445,000	163,538
Sr. Unsec. Unsub. Notes, 8.38%, 07/15/33(d)	525,000	198,187

		967,051

Broadcasting—0.77%
Belo Corp., Sr. Unsec. Unsub. Notes, 6.75%, 05/30/13	335,000	338,769
8.00%, 11/15/16	30,000	31,425
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Unsub. Notes, 9.25%, 12/15/17(b)	20,000	20,950
9.25%, 12/15/17(b)	70,000	73,587

		464,731

Building Products—3.96%
AMH Holdings Inc., Sr. Unsec. Global Notes, 11.25%, 03/01/14	505,000	522,675
Building Materials Corp. of America, Sr. Gtd. Notes, 7.50%, 03/15/20(b)	70,000	69,825
Sr. Sec. Notes, 7.00%, 02/15/20(b)	235,000	239,113
Gibraltar Industries Inc.-Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	200,000	197,000
Goodman Global Group Inc., Sr. Disc. Notes, 12.48%, 12/15/14(b)(e)	600,000	357,000
Nortek Inc., Sr. Sec. Global Notes, 11.00%, 12/01/13	255,955	276,431
Ply Gem Industries Inc., Sr. Sec. Gtd. First & Second Lien Global Notes, 11.75%, 06/15/13	435,000	462,187
Sr. Sub. Notes, 13.13%, 07/15/14(b)	210,000	219,975
USG Corp., Sr. Unsec. Gtd. Notes, 9.75%, 08/01/14(b)	45,000	48,263

		2,392,469

Cable & Satellite—1.68%
Cablevision Systems Corp., Sr. Notes, 8.63%, 09/15/17(b)	135,000	142,762
CSC Holdings LLC, Sr. Unsec. Notes, 8.63%, 02/15/19(b)	30,000	32,963
Hughes Network Systems LLC/HNS Finance Corp., Sr. Unsec. Gtd. Global Notes, 9.50%, 04/15/14	205,000	211,919
Sirius XM Radio Inc., Sr. Unsec. Gtd. Unsub. Notes, 8.75%, 04/01/15(b)	275,000	275,687
Virgin Media Finance PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/14	50,000	51,188
8.38%, 10/15/19	100,000	103,875
Series 1, Sr. Unsec. Gtd. Global Notes, 9.50%, 08/15/16	180,000	197,325

		1,015,719

Casinos & Gaming—4.92%
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Sub. Notes, 7.25%, 02/15/15(b)	260,000	259,350
Harrah’s Operating Co. Inc., Sr. Sec. Global Notes, 11.25%, 06/01/17	275,000	297,687
Sr. Unsec. Gtd. Unsub. Global Bonds, 5.63%, 06/01/15	165,000	108,900
MGM Mirage, Sr. Sec. Gtd. Notes, 13.00%, 11/15/13	130,000	151,775
Sr. Sec. Notes, 10.38%, 05/15/14(b)	65,000	71,175
11.13%, 11/15/17(b)	165,000	186,038
9.00%, 03/15/20(b)	50,000	51,500
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	273,000	225,225
Sr. Unsec. Gtd. Unsub. Global Notes, 6.75%, 09/01/12	240,000	226,800
Sr. Unsec. Gtd. Unsub. Notes, 5.88%, 02/27/14	10,000	8,450
Pinnacle Entertainment, Inc., Sr. Notes, 8.63%, 08/01/17(b)	445,000	439,437
Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Notes, 9.25%, 06/15/19(b)	45,000	47,813
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Casinos & Gaming—(continued)
Seneca Gaming Corp., Sr. Unsec. Unsub. Global Notes, 7.25%, 05/01/12	$60,000	$59,400
Series B, Sr. Unsec. Global Notes, 7.25%, 05/01/12	290,000	287,100
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.14%, 02/01/14(b)(c)	155,000	115,475
Sr. Sec. Notes, 9.13%, 02/01/15(b)	220,000	171,600
Wynn Las Vegas Capital LLC/Corp., Sec. First Mortgage Notes, 7.88%, 11/01/17(b)	130,000	132,275
Sr. Sec. Gtd. First Mortgage Global Notes, 6.63%, 12/01/14	75,000	75,900
6.63%, 12/01/14	60,000	60,600

		2,976,500

Coal & Consumable Fuels—0.12%
CONSOL Energy Inc., Sr. Unsec. Gtd. Notes, 8.00%, 04/01/17(b)	35,000	36,181
8.25%, 04/01/20(b)	35,000	36,225

		72,406

Commodity Chemicals—0.04%
Westlake Chemical Corp., Sr. Unsec. Gtd. Notes, 6.63%, 01/15/16	25,000	24,469
Construction & Engineering—0.56%
MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	350,000	341,250
Construction Materials—1.57%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	195,000	202,770
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15(b)	100,000	104,235
Texas Industries, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.25%, 07/15/13	170,000	167,875
7.25%, 07/15/13	195,000	192,563
U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.38%, 04/01/14	475,000	282,625

		950,068

Construction, Farm Machinery & Heavy Trucks—1.64%
Case New Holland Inc., Sr. Unsec. Gtd. Unsub. Notes, 7.75%, 09/01/13(b)	125,000	130,313
CNH America LLC, Sr. Unsec. Gtd. Notes, 7.25%, 01/15/16	60,000	60,900
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	225,000	231,187
Oshkosh Corp., Sr. Gtd. Notes, 8.50%, 03/01/20(b)	20,000	20,900
Sr. Unsec. Gtd. Notes, 8.25%, 03/01/17(b)	55,000	57,475
Terex Corp., Sr. Unsec. Global Notes, 10.88%, 06/01/16	95,000	106,638
Sr. Unsec. Gtd. Sub. Global Notes, 7.38%, 01/15/14	95,000	96,900
Titan International, Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 01/15/12	285,000	287,137

		991,450

Consumer Finance—4.05%
Capital One Capital VI, Jr. Sub. Gtd. Trust Pfd. Securities, 8.88%, 05/15/40	280,000	305,146
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 8.00%, 12/15/16	150,000	158,625
Sr. Unsec. Unsub. Global Notes, 7.00%, 10/01/13	325,000	335,563
Sr. Unsec. Unsub. Notes, 8.70%, 10/01/14	340,000	368,050
8.13%, 01/15/20	100,000	105,250
GMAC Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	731,000	701,760
Sr. Unsec. Gtd. Notes, 8.00%, 03/15/20(b)	345,000	354,487
National Money Mart Co., Sr. Gtd. Notes, 10.38%, 12/15/16(b)	110,000	117,013

		2,445,894

Data Processing & Outsourced Services—1.90%
First Data Corp., Sr. Unsec. Gtd. Global Notes, 9.88%, 09/24/15	590,000	514,775
Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/24/15	155,000	135,237
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 9.13%, 08/15/13	391,000	402,730
Sr. Unsec. Gtd. Sub. Global Notes, 10.25%, 08/15/15	90,000	95,175

		1,147,917

Distillers & Vintners—0.19%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	110,000	113,713
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Diversified Banks—0.61%
JPMorgan Chase Capital XXVII-Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	$260,000	$265,656
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Unsub. Global Notes, 6.40%, 10/21/19	100,000	100,334

		365,990

Diversified Metals & Mining—1.06%
FMG Finance Pty. Ltd. (Australia), Sr. Sec. Gtd. Notes, 10.63%, 09/01/16(b)	370,000	427,350
Vedanta Resources PLC (United Kingdom), Sr. Unsec. Unsub. Notes, 9.50%, 07/18/18(b)	195,000	215,669

		643,019

Diversified Support Services—1.47%
Education Management LLC/Education Management Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/14	105,000	107,625
Mobile Mini, Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 08/01/14	60,000	62,400
Travelport LLC, Sr. Unsec. Gtd. Sub. Global Notes, 11.88%, 09/01/16	190,000	209,950
Sr. Unsec. Gtd. Unsub. Global Notes, 9.88%, 09/01/14	485,000	511,675

		891,650

Drug Retail—0.43%
General Nutrition Centers Inc., Sr. Unsec. Gtd. Unsub. PIK Floating Rate Global Notes, 5.75%, 03/15/14(c)	275,000	261,594
Electric Utilities—0.92%
Elwood Energy LLC, Sr. Sec. Global Notes, 8.16%, 07/05/26	126,262	121,843
LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	99,036	84,683
Series D, Sr. Sec. Bonds, 8.16%, 07/15/25	275,000	203,844
Mirant North America, LLC, Sr. Unsec. Gtd. Global Notes, 7.38%, 12/31/13	145,000	145,725

		556,095

Electronic Manufacturing Services—0.06%
Jabil Circuit, Inc., Sr. Unsec. Notes, 7.75%, 07/15/16	35,000	37,144
Food Retail—0.29%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	178,350
Forest Products—0.08%
Weyerhaeuser Co., Sr. Unsec. Unsub. Deb., 6.88%, 12/15/33	55,000	48,916
Gas Utilities—0.60%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec. Global Notes, 6.75%, 05/01/14	200,000	199,500
Sr. Unsec. Notes, 8.63%, 06/15/20	40,000	40,000
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	120,000	122,250

		361,750

General Merchandise Stores—0.22%
Susser Holdings LLC & Susser Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.63%, 12/15/13	125,000	130,781
Health Care Equipment—0.47%
DJO Finance LLC/DJO Finance Corp., Sr. Unsec. Gtd. Global Notes, 10.88%, 11/15/14	260,000	284,050
Health Care Facilities—3.21%
Community Health Systems Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.88%, 07/15/15	350,000	362,250
HCA, Inc., Sec. Gtd. Global Notes, 9.13%, 11/15/14	240,000	253,800
Sr. Sec. Gtd. Notes, 7.88%, 02/15/20(b)	295,000	309,012
Sr. Unsec. Global Notes, 6.38%, 01/15/15	195,000	185,738
Sr. Unsec. Notes, 6.75%, 07/15/13	185,000	186,156
Sr. Unsec. Unsub. Notes, 7.19%, 11/15/15	155,000	147,250
Healthsouth Corp., Sr. Unsec. Gtd. Unsub. Notes, 8.13%, 02/15/20	90,000	90,450
Psychiatric Solutions, Inc.-Series 1, Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 07/15/15	95,000	97,138
Tenet Healthcare Corp., Sr. Unsec. Unsub. Notes, 7.38%, 02/01/13	305,000	309,575

		1,941,369

Health Care Services—1.21%
Multiplan Inc., Sr. Unsec. Sub. Notes, 10.38%, 04/15/16(b)	285,000	294,975
Universal Hospital Services Inc., Sr. Sec. PIK Global Notes, 8.50%, 06/01/15	190,000	189,050
Viant Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 10.13%, 07/15/17(b)	247,000	247,000

		731,025

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Health Care Supplies—0.23%
Inverness Medical Innovations Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	$135,000	$139,050
Homebuilding—0.26%
TOUSA, Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/10(d)	163,000	114,100
9.00%, 07/01/10(d)	60,000	42,000

		156,100

Hotels, Resorts & Cruise Lines—0.65%
Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub. Global Notes, 6.88%, 12/01/13	60,000	60,900
Sr. Unsec. Unsub. Yankee Notes, 7.25%, 03/15/18	160,000	158,600
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Unsub. Notes, 7.15%, 12/01/19	165,000	168,713
Wyndham Worldwide Corp., Sr. Unsec. Unsub. Notes, 7.38%, 03/01/20	5,000	5,106

		393,319

Household Products—0.29%
Central Garden and Pet Co., Sr. Sub. Notes, 8.25%, 03/01/18	170,000	173,400
Housewares & Specialties—0.52%
Libbey Glass Inc., Sr. Sec. Notes, 10.00%, 02/15/15(b)	25,000	26,250
Yankee Acquisition Corp.-Series B, Sr. Gtd. Global Notes, 8.50%, 02/15/15	280,000	288,400

		314,650

Independent Power Producers & Energy Traders—1.99%
AES Corp. (The), Sr. Unsec. Notes, 9.75%, 04/15/16(b)	150,000	163,312
Sr. Unsec. Unsub. Global Notes, 8.00%, 10/15/17	65,000	66,138
AES Red Oak LLC-Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	297,447	306,371
Intergen N.V. (Netherlands), Sr. Sec. Gtd. Bonds, 9.00%, 06/30/17(b)	50,000	52,125
NRG Energy, Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/16	190,000	189,050
Sr. Unsec. Gtd. Unsub. Notes, 7.25%, 02/01/14	270,000	273,712
7.38%, 01/15/17	155,000	154,031

		1,204,739

Industrial Conglomerates—0.38%
Aleris International Inc., Sr. Unsec. Gtd. PIK Global Notes, 9.00%, 12/15/14(d)	215,000	22
Indalex Holding Corp.-Series B, Sr. Sec. Gtd. Global Notes, 11.50%, 02/01/14(d)	230,000	2,300
RBS Global Inc./Rexnord LLC, Sr. Unsec. Gtd. Unsub. Global Notes, 9.50%, 08/01/14	215,000	225,212

		227,534

Industrial Machinery—0.11%
Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.88%, 11/01/13	63,000	64,575
Integrated Oil & Gas—0.20%
Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Unsub. Notes, 7.25%, 11/05/19(b)	115,000	120,852
Integrated Telecommunication Services—0.62%
Hawaiian Telcom Communications Inc.-Series B, Sr. Unsec. Gtd. Unsub. Global Notes, 9.75%, 05/01/13(d)	360,000	10,800
Qwest Communications International Inc., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/18(b)	95,000	98,800
Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Sub. Notes, 11.75%, 07/15/17(b)	240,000	267,600

		377,200

Internet Software & Services—0.22%
Equinix Inc., Sr. Sub. Notes, 8.13%, 03/01/18	125,000	131,074
Investment Banking & Brokerage—0.58%
E*Trade Financial Corp., Sr. Unsec. Unsub. Global Notes, 7.38%, 09/15/13	95,000	91,794
Sr. Unsec. Unsub. Notes, 7.88%, 12/01/15	265,000	256,718

		348,512

Leisure Facilities—0.71%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.75%, 06/01/16	55,000	58,712
Universal City Development Partners Ltd., Sr. Notes, 8.88%, 11/15/15(b)	340,000	346,800
Sr. Sub. Notes, 10.88%, 11/15/16(b)	25,000	26,313

		431,825

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Life & Health Insurance—1.55%
Aflac Inc., Sr. Unsec. Unsub. Notes, 6.90%, 12/17/39	$185,000	$191,465
MetLife Inc., Jr. Sub. Global Notes, 10.75%, 08/01/39	210,000	270,661
Pacific Life Insurance Co., Sub. Notes, 9.25%, 06/15/39(b)	105,000	132,129
Protective Life Corp., Sr. Unsec. Notes, 7.38%, 10/15/19	320,000	341,187

		935,442

Movies & Entertainment—1.03%
AMC Entertainment Inc., Sr. Unsec. Global Notes, 8.75%, 06/01/19	35,000	36,925
Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 03/01/14	375,000	381,094
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	95,000	100,819
Marquee Holdings Inc., Sr. Unsec. Global Notes, 12.00%, 08/15/14	125,000	105,312

		624,150

Multi-Line Insurance—1.86%
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	130,000	135,249
Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	81,962
Sr. Unsec. Notes, 6.10%, 10/01/41	45,000	40,539
Liberty Mutual Group Inc., Sr. Unsec. Bonds, 7.50%, 08/15/36(b)	95,000	92,128
Sr. Unsec. Notes, 6.70%, 08/15/16(b)	70,000	73,135
Liberty Mutual Insurance Co., Unsec. Sub. Notes, 8.50%, 05/15/25(b)	235,000	259,060
Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/15/39(b)	385,000	443,197

		1,125,270

Multi-Sector Holdings—0.36%
Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.50%, 11/01/13	215,000	220,644
Office Services & Supplies—1.14%
ACCO Brands Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 08/15/15	130,000	122,525
IKON Office Solutions, Inc., Sr. Unsec. Unsub. Notes, 6.75%, 12/01/25	330,000	327,937
7.30%, 11/01/27	230,000	240,350

		690,812

Oil & Gas Equipment & Services—0.68%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	160,000	162,400
Key Energy Services, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 8.38%, 12/01/14	245,000	249,287

		411,687

Oil & Gas Exploration & Production—7.18%
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/01/15	155,000	142,600
8.88%, 02/01/17	305,000	280,981
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 06/15/15	274,000	270,917
6.88%, 11/15/20	100,000	97,500
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 7.13%, 05/01/17	225,000	230,625
Continental Resources Inc., Sr. Notes, 7.38%, 10/01/20(b)	30,000	30,300
Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	80,000	84,800
Delta Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/15	400,000	344,000
Denbury Resources Inc., Sr. Gtd. Sub. Notes, 9.75%, 03/01/16	175,000	193,375
Encore Acquisition Co., Sr. Gtd. Sub. Notes, 9.50%, 05/01/16	45,000	48,881
Gaz Capital S.A. (Luxembourg), Sr. Unsec. Unsub. Loan Participation Notes, 8.15%, 04/11/18(b)	250,000	284,491
Kerr-McGee Corp., Sr. Unsec. Gtd. Unsub. Notes, 6.88%, 09/15/11	10,000	10,820
Linn Energy LLC/Linn Energy Finance Corp., Sr. Unsec. Notes, 8.63%, 04/15/20(b)	45,000	45,225
McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	350,000	378,875
Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	320,000	324,000
Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.75%, 06/15/15	250,000	256,563
7.63%, 06/01/18	185,000	187,775
7.63%, 04/01/20	105,000	104,475
Sr. Unsec. Gtd. Unsub. Notes, 8.63%, 10/15/19	100,000	106,500
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 7.50%, 05/15/16	80,000	82,800
7.50%, 10/01/17	415,000	429,525
Southwestern Energy Co., Sr. Gtd. Global Notes, 7.50%, 02/01/18	370,000	403,300

		4,338,328

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Oil & Gas Refining & Marketing—1.46%
Coffeyville Resources LLC, Sr. Sec. Notes, 9.00%, 04/01/15(b)	$40,000	$40,900
Petroplus Finance Ltd. (Switzerland), Sr. Sec. Gtd. Unsub. Notes, 6.75%, 05/01/14(b)	150,000	137,250
Tesoro Corp., Sr. Unsec. Gtd. Unsub. Global Bonds, 6.50%, 06/01/17	175,000	161,219
Sr. Unsec. Gtd. Unsub. Global Notes, 6.63%, 11/01/15	110,000	105,875
United Refining Co.-Series 2, Sr. Unsec. Gtd. Global Notes, 10.50%, 08/15/12	455,000	434,525

		879,769

Oil & Gas Storage & Transportation—2.09%
Copano Energy LLC/ Capano Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/16	270,000	275,400
Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/15	135,000	141,750
8.25%, 03/01/16	100,000	103,500
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.-Series B, Sr. Unsec. Gtd. Global Notes, 8.75%, 04/15/18	320,000	330,000
Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	35,000	34,738
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 12/15/13	255,000	266,156
Teekay Corp. (Zambia), Sr. Unsec. Unsub. Global Notes, 8.50%, 01/15/20	105,000	109,987

		1,261,531

Other Diversified Financial Services—1.25%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	220,000	220,667
CenterCredit International B.V. (Netherlands), Unsec. Gtd. Unsub. Bonds, 8.63%, 01/30/14(b)	100,000	101,736
International Lease Finance Corp., Sr. Unsec. Unsub. Notes, 8.63%, 09/15/15(b)	80,000	81,200
8.75%, 03/15/17(b)	305,000	308,050
Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	45,000	44,524

		756,177

Packaged Foods & Meats—0.48%
Chiquita Brands International, Inc., Sr. Unsec. Unsub. Global Notes, 7.50%, 11/01/14	60,000	62,325
8.88%, 12/01/15	60,000	62,925
Del Monte Corp., Sr. Gtd. Sub. Notes, 7.50%, 10/15/19(b)	30,000	31,650
Dole Food Co. Inc., Sr. Sec. Global Notes, 13.88%, 03/15/14	62,000	74,400
Sr. Sec. Notes, 8.00%, 10/01/16(b)	60,000	61,650

		292,950

Paper Packaging—0.51%
Cascades Inc. (Canada), Sr. Gtd. Notes, 7.88%, 01/15/20(b)	85,000	85,425
Graham Packaging Co. L.P. /GPC Capital Corp. I, Sr. Unsec. Gtd. Notes, 8.25%, 01/01/17(b)	90,000	90,675
Sr. Unsec. Gtd. Sub. Global Notes, 9.88%, 10/15/14	130,000	135,037

		311,137

Paper Products—2.17%
Abitibi-Consolidated Co. of Canada (Canada), Sr. Sec. Gtd. Notes, 13.75%, 04/01/11(b)(d)	178,244	189,384
Exopack Holding Corp., Sr. Unsec. Gtd. Global Notes, 11.25%, 02/01/14	210,000	219,975
Mercer International Inc., Sr. Unsec. Global Notes, 9.25%, 02/15/13	537,000	527,603
Neenah Paper, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/14	179,000	175,420
P.H. Glatfelter, Sr. Notes, 7.13%, 05/01/16(b)	90,000	89,369
PE Paper Escrow GmbH (Austria), Sr. Sec. Notes, 12.00%, 08/01/14(b)	100,000	111,727

		1,313,478

Personal Products—0.43%
NBTY, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/01/15	259,000	262,561
Pharmaceuticals—0.17%
Elan Finance PLC/Elan Finance Corp., Sr. Unsec. Gtd. Notes, 8.75%, 10/15/16(b)	105,000	104,869
Property & Casualty Insurance—0.55%
Crum & Forster Holdings Corp., Sr. Unsec. Unsub. Global Notes, 7.75%, 05/01/17	335,000	334,581
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Publishing—2.46%
Gannett Co. Inc., Sr. Unsec. Gtd. Notes, 8.75%, 11/15/14(b)	$90,000	$96,638
Sr. Unsec. Gtd. Unsub. Notes, 9.38%, 11/15/17(b) 33	0,000	354,750
MediMedia USA Inc., Sr. Sub. Notes, 11.38%, 11/15/14(b) 3	0,000	25,425
Nielsen Finance LLC/Co., Sr. Global Notes, 11.63%, 02/01/14	85,000	96,475
Sr. Unsec. Gtd. Global Notes, 11.50%, 05/01/16	125,000	141,875
Sr. Unsec. Gtd. Sub. Disc. Global Notes, 12.50%, 08/01/16(f) 80	5,000	770,787
Reader’s Digest Association Inc. (The), Sr. Unsec. Gtd. Sub. Global Notes, 9.00%, 02/15/17(d)	210,000	3,150

		1,489,100

Railroads—0.39%
Kansas City Southern de Mexico S.A. de C.V. (Mexico), Sr. Notes, 8.00%, 02/01/18(b)	230,000	236,923
Regional Banks—0.93%
Susquehanna Capital II, Gtd. Notes, 11.00%, 03/23/40	175,000	185,204
Zions Bancorp., Sr. Unsec. Notes, 7.75%, 09/23/14	375,000	379,453

		564,657

Restaurants—0.46%
Arcos Dorados B.V. (Argentina), Sr. Unsec. Gtd. Notes, 7.50%, 10/01/19(b)	265,000	276,596
Semiconductor Equipment—0.19%
Amkor Technology Inc., Sr. Unsec. Gtd. Notes, 9.25%, 06/01/16	110,000	116,325
Semiconductors—1.31%
Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.88%, 12/15/14	500,000	478,750
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (South Korea), Sr. Sec. Gtd. Global Notes, 6.88%, 12/15/11(d)	360,000	7,650
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec. Gtd. Global Notes, 7.88%, 10/15/14	309,000	302,820

		789,220

Specialized Finance—0.74%
CIT Group Inc., Sr. Sec. Bonds, 7.00%, 05/01/17	480,000	444,600
Specialty Chemicals—1.78%
Huntsman International LLC, Sr. Sub. Notes, 8.63%, 03/15/20(b)	40,000	40,450
Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 11/15/14	225,000	228,375
7.38%, 01/01/15	295,000	293,894
NewMarket Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 7.13%, 12/15/16	150,000	150,000
PolyOne Corp., Sr. Unsec. Notes, 8.88%, 05/01/12	65,000	68,981
Polypore Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.75%, 05/15/12	290,000	291,450

		1,073,150

Specialty Stores—0.82%
Michaels Stores, Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 11/01/14	365,000	386,900
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/15/14	100,000	107,125

		494,025

Steel—0.62%
Metals USA, Inc., Sr. Sec. Gtd. Global Notes, 11.13%, 12/01/15	185,000	195,175
Steel Dynamics Inc., Sr. Unsec. Gtd. Unsub. Global Notes, 7.75%, 04/15/16	130,000	134,550
United States Steel Corp., Sr. Unsec. Notes, 7.38%, 04/01/20	45,000	45,000

		374,725

Textiles—0.36%
Invista, Sr. Unsec. Unsub. Notes, 9.25%, 05/01/12(b)	215,000	218,494
Thrifts & Mortgage Finance—0.06%
Northern Rock Asset Management PLC (United Kingdom), Unsec. Sub. Notes, 6.59% (b)(d)(g)	120,000	19,200
Unsec. Sub. Yankee Notes, 5.60% (b)(d)(g)	125,000	19,375

		38,575

Tires & Rubber—1.59%
Cooper Tire & Rubber Co., Sr. Unsec. Unsub. Notes, 8.00%, 12/15/19	245,000	247,450
7.63%, 03/15/27	370,000	333,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Unsub. Global Notes, 9.00%, 07/01/15	365,000	378,687

		959,137

Trading Companies & Distributors—0.80%
Ashtead Capital Inc., Sr. Sec. Gtd. Notes, 9.00%, 08/15/16(b)	150,000	153,000
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

		Principal
		Amount	Value
Trading Companies & Distributors—(continued)
H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16		$230,000	$225,400
Sunstate Equipment Co., LLC, Sr. Unsec. Unsub. Notes, 10.50%, 04/01/13(b)		90,000	79,425
United Rentals North America, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.75%, 11/15/13		25,000	24,187

			482,012

Trucking—0.66%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Gtd. Notes, 9.63%, 03/15/18(b)		50,000	52,500
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 8.88%, 01/01/14		335,000	344,212

			396,712

Wireless Telecommunication Services—3.98%
Clearwire Communications LLC/Clearwire Finance Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)		440,000	452,100
Cricket Communications, Inc., Sr. Sec. Gtd. Unsub. Global Notes, 7.75%, 05/15/16		150,000	156,750
Sr. Unsec. Gtd. Unsub. Global Notes, 10.00%, 07/15/15		70,000	73,413
Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		145,000	142,644
Digicel Ltd. (Bermuda), Sr. Notes, 8.25%, 09/01/17(b)		155,000	154,806
Sr. Unsec. Notes, 12.00%, 04/01/14(b)		110,000	125,400
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14		95,000	96,781
9.25%, 11/01/14		180,000	184,050
SBA Telecommunications Inc., Sr. Gtd. Notes, 8.25%, 08/15/19(b)		155,000	167,594
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub. Global Notes, 6.88%, 11/15/28		100,000	81,000
Sprint Nextel Corp., Sr. Unsec. Unsub. Notes, 8.38%, 08/15/17		430,000	434,300
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (Ireland), Sec. Loan Participation Notes, 9.13%, 04/30/18(b)		300,000	334,694

			2,403,532

Total U.S. Dollar Denominated Bonds & Notes (Cost $51,962,475)			55,319,109

Non-U.S. Dollar Denominated Bonds & Notes—3.85%(h)
Croatia—0.30%
Agrokor, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 12/07/16	EUR	130,000	182,204
Greece—1.24%
Hellas Telecommunications, Sr. Sec. Gtd. Floating Rate Bonds, 4.68%, 10/15/12(b)(c)	EUR	610,572	593,872
Yioula Glassworks S.A., Sr. Unsec. Gtd. Notes, 9.00%, 12/01/15(b)	EUR	200,000	158,055

			751,927

Ireland—0.15%
Ardagh Glass Finance PLC-REGS, Sr. Euro Notes, 8.75%, 02/01/20(b)	EUR	60,000	87,133
Netherlands—0.70%
Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.42%, 05/01/15(b)(c)	EUR	340,000	422,562
Spain—0.23%
Campofrio Food Group S.A.-REGS, Sr. Unsec. Gtd. Euro Notes, 8.25%, 10/31/16(b)	EUR	100,000	139,900
Trinidad—0.22%
Royal Caribbean Cruises Ltd., Sr. Unsec. Unsub. Bonds, 5.63%, 01/27/14(b)	EUR	100,000	133,739
United Kingdom—0.44%
Avis Finance Co. PLC, Sr. Unsec. Gtd. Unsub. Floating Rate Euro Bonds, 3.29%, 07/31/13(c)	EUR	110,000	138,197
Infinis PLC-REGS, Sr. Sec. Euro Notes, 9.13%, 12/15/14(b)	GBP	80,000	126,281

			264,478

United States—0.57%
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/01/14	EUR	100,000	135,090
Levi Strauss & Co., Sr. Unsec. Unsub. Global Notes, 8.63%, 04/01/13	EUR	150,000	209,727

			344,817

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,262,561)			2,326,760

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Bundled Securities—0.58%
Investment Banking & Brokerage—0.58%
Targeted Return Index Securities Trust Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $330,750) (Cost $333,875)(b)(c)	$350,000	$348,201

	Shares
Common Stocks & Other Equity Interests—0.32%
Broadcasting—0.17%
Adelphia Communications Corp., 10.88%, 10/01/10 (i)	—	4,100
Adelphia Recovery Trust -Series ACC-1 (i)	318,570	11,150
Adelphia Recovery Trust -Series ARAHOVA (i)	109,170	18,559
Virgin Media Inc.	4,129	71,266

		105,075

Building Products—0.01%
Nortek, Inc. (j)	215	8,600
Publishing—0.14%
Dex One Corp. (j)	2,970	82,923

Total Common Stocks & Other Equity Interests (Cost $487,727)		196,598

Preferred Stocks—0.25%
Diversified Banks—0.25%
GMAC Inc. —Series G, 7.00%-Pfd. (Cost $59,031)(b)	195	148,651

Principal
Amount
Senior Secured Floating Rate Interest Loans—0.13%
Airlines—0.13%
Evergreen International Aviation, Inc., Sr. Gtd. Floating Rate First Lien Term Loan, 8.82%, 10/31/11 (Cost $90,468)(c)	$90,468	78,481

	Shares
Money Market Funds—0.14%
Liquid Assets Portfolio-Institutional Class (k)	41,807	41,807
Premier Portfolio-Institutional Class (k)	41,807	41,807

Total Money Market Funds (Cost $83,614)		83,614

TOTAL INVESTMENTS—96.77% (Cost $55,279,751)		58,501,414
OTHER ASSETS LESS LIABILITIES—3.23%		1,953,596

NET ASSETS—100.00%		$60,455,010

Investment Abbreviations:
Conv. — Convertible
Ctfs. — Certificates
Deb. — Debentures
Disc. — Discounted
EUR — Euro
GBP — British Pound
Gtd. — Guaranteed
Jr. — Junior
Pfd. — Preferred
PIK — Payment in Kind
REGS — Regulation S
Sec. — Secured
Sr. — Senior
Sub. — Subordinated
Unsec. — Unsecured
Unsub. — Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $15,617,983, which represented 25.83% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2010.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2010 was $769,706, which represented 1.27% of the Fund’s Net Assets

(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(f)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board
Invesco V.I. High Yield Fund

A. Security Valuations – (continued)
of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. High Yield Fund

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$276,112	$148,651	$4,100	$428,863
Corporate Debt Securities	—	58,069,401	3,150	58,072,551
	276,112	58,218,052	7,250	58,501,414
Foreign Currency Contracts*	—	24,541	—	24,541

Total Investments	$276,112	$58,242,593	$7,250	$58,525,955

*	Unrealized appreciation.
Invesco V.I. High Yield Fund

NOTE 3 — Derivative Investments
Foreign Currency Contracts at Period-End
Open Foreign Currency Contracts

Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation
05/14/10	EUR	1,385,000	USD	1,895,525	$1,870,984	$24,541
Closed Foreign Currency Contracts

Closed	Contract to					Realized
Date	Deliver		Receive		Value	Gain
03/02/10	USD	393,080	EUR	290,000	$396,897	$3,817
Total foreign currency contracts						$28,358
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $18,816,171 and $22,022,163 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,875,565
Aggregate unrealized (depreciation) of investment securities	(2,251,676)

Net unrealized appreciation of investment securities	$2,623,889

Cost of investments for tax purposes is $55,877,525.
NOTE 5 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund
(formerly known as AIM V.I. International Growth Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIIGR-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—92.35%

Australia—5.86%
BHP Billiton Ltd.	1,001,297	$40,172,174
Cochlear Ltd.	423,308	28,293,053
CSL Ltd.	621,054	20,760,697
QBE Insurance Group Ltd.	944,325	18,018,395
Woolworths Ltd.	568,175	14,583,409

		121,827,728

Belgium—1.81%
Anheuser-Busch InBev N.V.	746,244	37,597,128
Brazil—0.70%
Banco Bradesco S.A. — ADR	793,667	14,627,283
Canada—6.18%
Bombardier Inc. — Class B	3,154,927	19,232,813
Canadian National Railway Co.	273,400	16,561,782
Canadian Natural Resources Ltd.	239,988	17,773,387
Cenovus Energy Inc.	316,549	8,270,677
EnCana Corp.	453,745	14,080,663
Fairfax Financial Holdings Ltd.	43,270	16,274,190
Suncor Energy, Inc.	559,973	18,198,847
Talisman Energy Inc.	1,058,689	18,079,247

		128,471,606

China—1.25%
Industrial and Commercial Bank of China Ltd. — Class H	34,030,000	25,891,798
Denmark—1.80%
Novo Nordisk A.S. — Class B	482,439	37,440,649
Finland—1.03%
Nokia Corp.	1,378,509	21,441,534
France—4.71%
AXA S.A.	721,984	16,063,655
BNP Paribas	352,070	27,043,262
Danone S.A.	335,889	20,252,699
Eutelsat Communications	290,325	10,322,705
Total S.A.	418,088	24,274,893

		97,957,214

Germany—6.58%
Adidas AG	442,218	23,617,370
Bayer AG	470,232	31,812,639
Bayerische Motoren Werke AG	402,350	18,547,638
Fresenius Medical Care AG & Co. KGaA	250,536	14,138,710
Merck KGaA	107,769	8,735,109
Puma AG Rudolf Dassler Sport	78,737	24,948,102
SAP AG	310,238	15,028,945

		136,828,513

Hong Kong—2.81%
Esprit Holdings Ltd.	2,255,535	17,740,251
Hutchison Whampoa Ltd.	3,574,000	26,097,920
Li & Fung Ltd.	2,964,000	14,582,932

		58,421,103

India—2.57%
Bharat Heavy Electricals Ltd.	246,888	13,140,153
Infosys Technologies Ltd.	690,986	40,242,329

		53,382,482

Israel—3.00%
Teva Pharmaceutical Industries Ltd. — ADR	988,988	62,385,363
Italy—2.89%
Eni S.p.A.	857,717	20,146,509
Finmeccanica S.p.A.	1,825,350	24,331,492
UniCredito Italiano S.p.A.	5,254,953	15,528,879

		60,006,880

Japan—6.91%
Denso Corp.	567,400	16,902,439
Fanuc Ltd.	193,300	20,510,600
Hoya Corp.	760,300	20,825,083
Keyence Corp.	81,900	19,504,606
Komatsu Ltd.	500,400	10,490,790
Nidec Corp.	322,900	34,607,530
Toyota Motor Corp.	517,700	20,815,421

		143,656,469

Mexico—2.87%
America Movil S.A.B de C.V. — Series L — ADR	756,740	38,094,292
Grupo Televisa S.A. — ADR	1,030,627	21,663,779

		59,758,071

Netherlands—3.98%
Koninklijke (Royal) KPN N.V.	1,435,480	22,764,509
Koninklijke Ahold N.V.	1,700,033	22,667,191
TNT N.V.	822,498	23,588,919
Unilever N.V.	453,242	13,726,484

		82,747,103

Norway—0.58%
Petroleum Geo-Services A.S.A. (a)	922,763	12,043,475
Philippines—1.32%
Philippine Long Distance Telephone Co.	511,150	27,363,970
Russia—0.55%
Gazprom — ADR	489,438	11,444,063
Singapore—3.30%
Keppel Corp. Ltd.	4,384,000	28,541,072
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

	Shares	Value
Singapore–(continued)
Singapore Technologies Engineering Ltd.	3,664,000	$8,342,918
United Overseas Bank Ltd.	2,316,000	31,766,342

		68,650,332

South Korea–0.97%
Hyundai Mobis	152,241	20,185,760
Spain–0.96%
Telefonica S.A.	845,110	20,002,633
Switzerland–7.63%
Nestle S.A.	927,820	47,468,442
Novartis AG	182,341	9,854,802
Roche Holding AG	315,868	51,226,696
Sonova Holding AG	139,936	17,385,827
Syngenta AG	117,620	32,693,074

		158,628,841

Taiwan–1.98%
MediaTek Inc.	899,000	15,597,613
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	2,433,750	25,530,038

		41,127,651

Turkey–0.80%
Akbank T.A.S.	2,578,304	16,648,468
United Kingdom–19.31%
BAE Systems PLC	2,779,766	15,695,562
BG Group PLC	1,260,467	21,778,982
British American Tobacco PLC	643,490	22,185,493
Capita Group PLC	933,230	10,715,493
Centrica PLC	3,239,239	14,438,546
Compass Group PLC	4,059,547	32,409,913
Imperial Tobacco Group PLC	1,467,123	44,848,810
Informa PLC	3,133,523	18,420,225
International Power PLC	5,572,794	26,973,795
Reckitt Benckiser Group PLC	847,904	46,668,006
Reed Elsevier PLC	2,205,043	17,645,161
Shire PLC	1,738,896	38,375,369
Smith & Nephew PLC	944,554	9,428,514
Tesco PLC	4,624,348	30,563,519
Vodafone Group PLC	14,437,829	33,413,004
WPP PLC	1,725,828	17,874,088

		401,434,480

Total Common Stocks & Other Equity Interests (Cost $1,571,883,052)		1,919,970,597

Preferred Stocks–1.03%

Brazil–1.03%
Petroleo Brasileiro S.A. — ADR — Pfd. (Cost $14,193,536)	542,519	21,478,327
Money Market Funds–5.42%
Liquid Assets Portfolio-Institutional Class (b)	56,305,469	56,305,469
Premier Portfolio-Institutional Class (b)	56,305,469	56,305,469
Total Money Market Funds (Cost $112,610,938)		112,610,938

TOTAL INVESTMENTS–98.80% (Cost $1,698,687,526)		2,054,059,862

OTHER ASSETS LESS LIABILITIES–1.20%		24,982,898

NET ASSETS–100.00%		$2,079,042,760

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. International Growth Fund

A. Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. International Growth Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. International Growth Fund

	Level 1*	Level 2*	Level 3	Total
Australia	$49,053,751	$72,773,977	$—	$121,827,728
Belgium	37,597,128	—	—	37,597,128
Brazil	36,105,610	—	—	36,105,610
Canada	128,471,606	—	—	128,471,606
China	—	25,891,798	—	25,891,798
Denmark	37,440,649	—	—	37,440,649
Finland	—	21,441,534	—	21,441,534
France	77,704,515	20,252,699	—	97,957,214
Germany	94,663,505	42,165,008	—	136,828,513
Hong Kong	14,582,932	43,838,171	—	58,421,103
India	53,382,482	—	—	53,382,482
Israel	62,385,363	—	—	62,385,363
Italy	15,528,879	44,478,001	—	60,006,880
Japan	82,511,360	61,145,109	—	143,656,469
Mexico	59,758,071	—	—	59,758,071
Netherlands	46,256,110	36,490,993	—	82,747,103
Norway	—	12,043,475	—	12,043,475
Philippines	—	27,363,970	—	27,363,970
Russia	—	11,444,063	—	11,444,063
Singapore	—	68,650,332	—	68,650,332
South Korea	20,185,760	—	—	20,185,760
Spain	—	20,002,633	—	20,002,633
Switzerland	68,612,523	90,016,318		158,628,841
Taiwan	41,127,651	—	—	41,127,651
Turkey	16,648,468	—	—	16,648,468
United Kingdom	179,643,808	221,790,672	—	401,434,480
United States	112,610,938	—	—	112,610,938

Total Investments	$1,234,271,109	$819,788,753	$—	$2,054,059,862

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $190,130,183 and $154,183,440, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$326,791,271
Aggregate unrealized (depreciation) of investment securities	(18,891,566)

Net unrealized appreciation of investment securities	$307,899,705

Cost of investments for tax purposes is $1,746,160,157.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. International Growth Fund

Invesco V.I. Large Cap Growth Fund
(formerly known as AIM V.I. Large Cap Growth Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VILCG-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—95.83%

Aerospace & Defense—2.61%
Goodrich Corp.	13,012	$917,606
United Technologies Corp.	11,956	880,081

		1,797,687

Apparel Retail—4.69%
Gap, Inc. (The)	35,517	820,798
Limited Brands, Inc.	49,950	1,229,769
Ross Stores, Inc.	22,113	1,182,382

		3,232,949

Apparel, Accessories & Luxury Goods—1.07%
Coach, Inc.	18,647	736,929
Asset Management & Custody Banks—1.11%
BlackRock, Inc.	3,521	766,733
Automobile Manufacturers—2.14%
Ford Motor Co. (b)	117,181	1,472,965
Biotechnology—3.87%
Amgen Inc. (b)	33,231	1,985,884
Gilead Sciences, Inc. (b)	15,014	682,837

		2,668,721

Communications Equipment—2.07%
Cisco Systems, Inc. (b)	54,760	1,425,403
Computer Hardware—13.90%
Apple Inc. (b)	22,370	5,255,384
Hewlett-Packard Co.	47,152	2,506,129
International Business Machines Corp.	14,112	1,809,864

		9,571,377

Computer Storage & Peripherals—3.11%
EMC Corp. (b)	85,098	1,535,168
Western Digital Corp. (b)	15,629	609,375

		2,144,543

Construction & Engineering—3.00%
Fluor Corp.	24,315	1,130,891
URS Corp. (b)	18,890	937,133

		2,068,024

Construction, Farm Machinery & Heavy Trucks—1.09%
Joy Global Inc.	13,240	749,384
Data Processing & Outsourced Services—1.31%
MasterCard, Inc. — Class A	3,543	899,922
Department Stores—1.02%
Kohl’s Corp. (b)	12,814	701,951
Diversified Metals & Mining—2.65%
BHP Billiton Ltd. — ADR (Australia)	13,134	1,054,923
Rio Tinto PLC — ADR (United Kingdom)	3,253	770,083

		1,825,006

Education Services—0.99%
Apollo Group, Inc. — Class A (b)	11,091	679,767
Electrical Components & Equipment—1.15%
Cooper Industries PLC (Ireland)	16,559	793,838
Electronic Manufacturing Services—1.04%
Flextronics International Ltd. (Singapore)(b)	91,011	713,526
Fertilizers & Agricultural Chemicals—1.84%
Syngenta AG (Switzerland)	4,568	1,269,699
General Merchandise Stores—1.23%
Dollar Tree, Inc. (b)	14,247	843,707
Health Care Distributors—4.45%
AmerisourceBergen Corp.	41,952	1,213,252
Cardinal Health, Inc.	19,427	699,955
McKesson Corp.	17,486	1,149,180

		3,062,387

Health Care Services—4.05%
Express Scripts, Inc. (b)	10,284	1,046,500
Medco Health Solutions, Inc. (b)	17,242	1,113,143
Quest Diagnostics Inc.	10,789	628,891

		2,788,534

Heavy Electrical Equipment—1.46%
ABB Ltd. (Switzerland)(b)	46,060	1,006,034
Integrated Oil & Gas—3.27%
Occidental Petroleum Corp.	26,658	2,253,667
Internet Software & Services—2.82%
Google Inc. — Class A (b)	2,238	1,268,969
NetEase.com Inc. — ADR (China)(b)	19,041	675,384

		1,944,353

Investment Banking & Brokerage—2.20%
Goldman Sachs Group, Inc. (The)	8,860	1,511,782
IT Consulting & Other Services—3.64%
Accenture PLC — Class A (Ireland)	36,682	1,538,810
Cognizant Technology Solutions Corp. — Class A (b)	19,034	970,353

		2,509,163

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Large Cap Growth Fund

	Shares	Value
Managed Health Care—2.97%
UnitedHealth Group Inc.	30,922	$1,010,222
WellPoint Inc. (b)	16,062	1,034,071

		2,044,293

Oil & Gas Drilling—2.99%
Diamond Offshore Drilling, Inc. (c)	7,177	637,389
ENSCO International PLC —ADR (United Kingdom)	17,264	773,082
Noble Corp. (b)	15,481	647,416

		2,057,887

Oil & Gas Equipment & Services—3.31%
FMC Technologies, Inc. (b)	17,675	1,142,335
National-Oilwell Varco Inc.	28,099	1,140,258

		2,282,593

Personal Products—1.35%
Estee Lauder Cos. Inc. (The) —Class A	14,367	931,987
Pharmaceuticals—2.14%
Abbott Laboratories	10,468	551,454
Johnson & Johnson	14,185	924,862

		1,476,316

Railroads—1.29%
Union Pacific Corp.	12,129	889,056
Restaurants—1.03%
Starbucks Corp.	29,191	708,466
Semiconductors—2.78%
Marvell Technology Group Ltd. (b)	57,041	1,162,496
Xilinx, Inc.	29,505	752,377

		1,914,873

Systems Software—6.19%
Check Point Software Technologies Ltd. (Israel)(b)	20,684	725,181
Microsoft Corp.	62,498	1,829,316
Oracle Corp.	66,458	1,707,306
		4,261,803

Total Common Stocks & Other Equity Interests (Cost $52,010,724)		66,005,325

Money Market Funds—1.50%
Liquid Assets Portfolio-Institutional Class (d)	517,636	517,636
Premier Portfolio-Institutional Class (d)	517,636	517,636

Total Money Market Funds (Cost $1,035,272)		1,035,272

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.33% (Cost $53,045,996)		67,040,597

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.67%
Liquid Assets Portfolio — Institutional Class (Cost $461,895)(d)(e)	461,895	461,895

TOTAL INVESTMENTS—98.00% (Cost $53,507,891)		67,502,492
OTHER ASSETS LESS LIABILITIES—2.00%		1,379,722

NET ASSETS—100.00%		$68,882,214

Investment Abbreviations:
ADR           — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Large Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Large Cap Growth Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses
Invesco V.I. Large Cap Growth Fund

E.	Foreign Currency Translations — (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$66,232,794	$1,269,698	$—	$67,502,492
Invesco V.I. Large Cap Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $5,473,843 and $10,689,264, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,634,893
Aggregate unrealized (depreciation) of investment securities	(1,507,960)

Net unrealized appreciation of investment securities	$13,126,933

Cost of investments for tax purposes is $54,375,559.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Large Cap Growth Fund

Invesco V.I. Leisure Fund
(formerly known as AIM V.I. Leisure Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	I-VILEI-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—99.94%

Advertising—9.46%
Interpublic Group of Cos., Inc. (The) (b)	68,569	$570,494
Lamar Advertising Co. — Class A (b)	12,536	430,612
National CineMedia, Inc.	11,967	206,550
Omnicom Group Inc.	20,862	809,654

		2,017,310

Apparel Retail—5.65%
Abercrombie & Fitch Co. — Class A	9,419	429,883
American Eagle Outfitters, Inc.	20,625	381,975
Hot Topic, Inc. (b)	28,579	185,764
TJX Cos., Inc.	4,896	208,178

		1,205,800

Apparel, Accessories & Luxury Goods—5.30%
Carter’s, Inc. (b)	15,034	453,275
Coach, Inc.	5,507	217,637
Hanesbrands, Inc. (b)	8,609	239,502
Polo Ralph Lauren Corp.	2,583	219,658

		1,130,072

Brewers—2.05%
Heineken N.V. (Netherlands)	8,512	437,079
Broadcasting—3.91%
Discovery Communications, Inc. — Class A (b)	12,721	429,842
Grupo Televisa S.A. -ADR (Mexico)	19,238	404,383

		834,225

Cable & Satellite—2.87%
Scripps Networks Interactive, Inc. — Class A	13,801	612,074
Casinos & Gaming—6.13%
International Game Technology	30,191	557,024
Penn National Gaming, Inc. (b)	11,309	314,390
WMS Industries Inc. (b)	10,409	436,554

		1,307,968

Consumer Electronics—1.35%
Harman International Industries, Inc. (b)	6,138	287,136
Department Stores—4.48%
Kohl’s Corp. (b)	7,153	391,841
Macy’s, Inc.	11,184	243,476
Nordstrom, Inc.	7,858	320,999

		956,316

Food Retail—1.85%
Woolworths Ltd. (Australia)	15,335	393,605
Footwear—2.89%
NIKE, Inc. — Class B	8,385	616,298
General Merchandise Stores—2.18%
Target Corp.	8,844	465,194
Home Improvement Retail—6.21%
Home Depot, Inc. (The)	21,394	692,096
Lowe’s Cos., Inc.	26,110	632,906

		1,325,002

Hotels, Resorts & Cruise Lines—9.14%
Carnival Corp. (c)	6,023	234,174
Choice Hotels International, Inc.	10,091	351,268
Hyatt Hotels Corp. — Class A (b)	5,895	229,669
Marriott International, Inc. — Class A	21,723	684,709
Orient-Express Hotels Ltd. — Class A (Bermuda)(b)	20,092	284,904
Regal Hotels International Holdings Ltd. (Hong Kong)	413,800	164,557

		1,949,281

Hypermarkets & Super Centers—1.41%
Costco Wholesale Corp.	5,038	300,819
Internet Retail—1.97%
Amazon.com, Inc. (b)	3,097	420,356
Internet Software & Services—6.05%
Google Inc. — Class A (b)	1,116	632,783
GSI Commerce, Inc. (b)	8,186	226,507
Knot, Inc. (The) (b)	21,439	167,653
OpenTable, Inc. (b)(d)	6,908	263,402

		1,290,345

Motorcycle Manufacturers—1.10%
Harley-Davidson, Inc.	8,375	235,086
Movies & Entertainment—12.14%
Time Warner Inc.	16,055	502,040
Viacom Inc. — Class A (b)(d)	7,140	261,895
Viacom Inc. — Class B (b)	9,534	327,779
Walt Disney Co. (The)	42,911	1,498,023

		2,589,737

Personal Products—1.24%
Estee Lauder Cos. Inc. (The) — Class A	4,092	265,448
Restaurants—10.35%
Brinker International, Inc.	20,200	389,456
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

	Shares	Value
Restaurants—(continued)
Buffalo Wild Wings Inc. (b)	4,459	$214,522
Darden Restaurants, Inc.	11,320	504,193
Jack in the Box Inc. (b)	13,387	315,264
McDonald’s Corp.	5,150	343,608
P.F. Chang’s China Bistro, Inc. (b)	5,250	231,683
Starbucks Corp.	8,581	208,261

		2,206,987

Specialty Stores—2.21%
Staples, Inc.	20,182	472,057

Total Common Stocks & Other Equity Interests (Cost $17,704,283)		21,318,195

Money Market Funds—0.43%
Liquid Assets Portfolio-Institutional Class (e)	45,221	45,221
Premier Portfolio-Institutional Class (e)	45,221	45,221

Total Money Market Funds (Cost $90,442)		90,442

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.37% (Cost $17,794,725)		21,408,637

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—1.85%
Liquid Assets Portfolio — Institutional Class (Cost $394,980)(e)(f)	394,980	394,980

TOTAL INVESTMENTS—102.22% (Cost $18,189,705)		21,803,617
OTHER ASSETS LESS LIABILITIES—(2.22)%		(473,006)

NET ASSETS—100.00%		$21,330,611

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Each unit represents one common share and one trust share.

(d)	All or a portion of this security was out on loan at March 31, 2010.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Leisure Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of
Invesco V.I. Leisure Fund

F.	Foreign Currency Translations — (continued)
market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

           The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
           During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$20,808,377	$995,240	$—	$21,803,617

Invesco V.I. Leisure Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $2,842,312 and $3,387,898, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,354,932
Aggregate unrealized (depreciation) of investment securities	(772,089)

Net unrealized appreciation of investment securities	$3,582,843

Cost of investments for tax purposes is $18,220,774.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund
(formerly known as AIM V.I. Mid Cap Core Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIMCCE-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—86.70%

Aerospace & Defense—5.06%
Goodrich Corp.	71,381	$5,033,788
ITT Corp.	141,511	7,586,405
Moog Inc. — Class A (b)	115,334	4,085,130
Precision Castparts Corp.	64,980	8,233,616

		24,938,939

Apparel, Accessories & Luxury Goods—1.37%
Carter’s, Inc. (b)	224,776	6,776,996
Asset Management & Custody Banks—1.37%
Legg Mason, Inc.	235,216	6,743,643
Biotechnology—0.58%
Biogen Idec Inc. (b)	25,845	1,482,469
Genzyme Corp. (b)	26,621	1,379,767

		2,862,236

Communications Equipment—2.90%
Juniper Networks, Inc. (b)	132,329	4,059,854
Motorola, Inc. (b)	915,913	6,429,709
Polycom, Inc. (b)	124,936	3,820,543

		14,310,106

Computer Storage & Peripherals—1.03%
NetApp, Inc. (b)	155,670	5,068,615
Construction, Farm Machinery & Heavy Trucks—1.26%
WABCO Holdings Inc. (b)	207,368	6,204,451
Data Processing & Outsourced Services—0.96%
Western Union Co.	279,831	4,745,934
Distributors—0.88%
Genuine Parts Co.	102,211	4,317,393
Education Services—0.38%
Apollo Group, Inc. — Class A (b)	30,573	1,873,819
Electrical Components & Equipment—1.14%
Thomas & Betts Corp. (b)	143,746	5,640,593
Electronic Equipment & Instruments—1.45%
Agilent Technologies, Inc. (b)	208,216	7,160,548
Electronic Manufacturing Services—0.75%
Molex Inc.	178,008	3,713,247
Environmental & Facilities Services—1.41%
Republic Services, Inc.	238,690	6,926,784
Food Retail—2.26%
Kroger Co. (The)	57,000	1,234,620
Safeway Inc.	397,499	9,881,825

		11,116,445

Gas Utilities—0.79%
UGI Corp.	147,624	3,917,941
Health Care Equipment—8.14%
Boston Scientific Corp. (b)	1,272,284	9,185,890
Hologic, Inc. (b)	317,496	5,886,376
Hospira, Inc. (b)	117,265	6,643,062
St. Jude Medical, Inc. (b)	23,016	944,807
Teleflex Inc.	64,062	4,104,452
Varian Medical Systems, Inc. (b)	99,139	5,485,361
Zimmer Holdings, Inc. (b)	133,003	7,873,778

		40,123,726

Health Care Facilities—0.75%
Rhoen-Klinikum AG (Germany)	144,138	3,689,869
Health Care Services—2.82%
DaVita, Inc. (b)	79,614	5,047,528
Laboratory Corp. of America Holdings (b)	65,564	4,963,850
Quest Diagnostics Inc.	66,532	3,878,150

		13,889,528

Health Care Supplies—1.18%
Cooper Cos., Inc. (The)	150,136	5,837,288
Household Products—1.00%
Energizer Holdings, Inc. (b)	78,759	4,942,915
Hypermarkets & Super Centers—1.13%
BJ’s Wholesale Club, Inc. (b)	151,186	5,592,370
Industrial Conglomerates—1.19%
Tyco International Ltd.	153,489	5,870,954
Industrial Gases—0.77%
Air Products & Chemicals, Inc.	51,354	3,797,628
Industrial Machinery—5.56%
Actuant Corp. — Class A	208,254	4,071,366
Atlas Copco A.B. — Class A (Sweden)	362,958	5,630,841
Danaher Corp.	64,791	5,177,449
Pall Corp.	177,881	7,202,402
Parker Hannifin Corp.	81,987	5,307,838

		27,389,896

Insurance Brokers—1.13%
Marsh & McLennan Cos., Inc.	227,983	5,567,345

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value
IT Consulting & Other Services—1.47%
Amdocs Ltd. (b)	240,481	$7,240,883
Leisure Products—0.94%
Hasbro, Inc.	121,082	4,635,019
Life Sciences Tools & Services—3.45%
Pharmaceutical Product Development, Inc.	348,131	8,268,111
Techne Corp.	53,456	3,404,613
Waters Corp. (b)	78,786	5,321,206

		16,993,930

Managed Health Care—1.16%
Aetna Inc.	137,030	4,811,123
Health Net Inc. (b)	36,350	904,025

		5,715,148

Metal & Glass Containers—1.55%
Owens-Illinois, Inc. (b)	215,074	7,643,730
Multi-Sector Holdings—0.23%
PICO Holdings, Inc. (b)	29,986	1,115,179
Office Electronics—1.19%
Xerox Corp.	603,166	5,880,868
Office Services & Supplies—1.47%
Pitney Bowes Inc.	297,303	7,269,058
Oil & Gas Drilling—0.64%
Helmerich & Payne, Inc.	82,321	3,134,784
Oil & Gas Equipment & Services—3.39%
BJ Services Co.	320,177	6,851,788
Dresser-Rand Group, Inc. (b)	87,793	2,758,456
Smith International, Inc.	165,700	7,095,274

		16,705,518

Oil & Gas Exploration & Production—3.15%
Newfield Exploration Co. (b)	143,529	7,470,684
Penn West Energy Trust (Canada)	119,838	2,530,979
Pioneer Natural Resources Co.	51,600	2,906,112
Southwestern Energy Co. (b)	64,400	2,622,368

		15,530,143

Oil & Gas Refining & Marketing—0.30%
Valero Energy Corp.	76,133	1,499,820
Oil & Gas Storage & Transportation—1.34%
Williams Cos., Inc. (The)	286,431	6,616,556
Packaged Foods & Meats—1.37%
Kraft Foods Inc. — Class A	101,288	3,062,949
Sara Lee Corp.	264,786	3,688,469

		6,751,418

Personal Products—0.73%
Avon Products, Inc.	106,135	3,594,792
Pharmaceuticals—0.43%
Teva Pharmaceutical Industries Ltd. — ADR (Israel)	33,628	2,121,254
Property & Casualty Insurance—2.34%
Axis Capital Holdings Ltd.	133,743	4,180,806
Progressive Corp. (The)	385,913	7,367,079

		11,547,885

Research & Consulting Services—0.92%
Dun & Bradstreet Corp. (The)	61,104	4,547,360
Semiconductors—2.74%
Linear Technology Corp.	216,116	6,111,760
Microchip Technology Inc.	84,074	2,367,524
Xilinx, Inc.	196,643	5,014,397

		13,493,681

Specialized Consumer Services—1.06%
H&R Block, Inc.	294,152	5,235,906
Specialized Finance—1.47%
Moody’s Corp.	243,808	7,253,288
Specialty Chemicals—3.16%
International Flavors & Fragrances Inc.	157,165	7,492,056
Sigma-Aldrich Corp.	150,325	8,066,439

		15,558,495

Systems Software—2.21%
Symantec Corp. (b)	644,649	10,907,461
Thrifts & Mortgage Finance—1.82%
People’s United Financial Inc.	573,365	8,967,429
Wireless Telecommunication Services—0.91%
MetroPCS Communications, Inc. (b)	635,693	4,500,706

Total Common Stocks & Other Equity Interests (Cost $342,627,672)		427,479,520

Preferred Stocks—1.63%

Household Products—1.63%
Henkel AG & Co. KGaA (Germany) — Pfd. (Cost $5,737,680)(c)	149,296	8,039,123

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value
Money Market Funds—11.61%
Liquid Assets Portfolio-Institutional Class (d)	28,612,488	$28,612,488
Premier Portfolio-Institutional Class (d)	28,612,488	28,612,488

Total Money Market Funds (Cost $57,224,976)		57,224,976

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.94% (Cost $405,590,328)		492,743,619

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—0.09%
Liquid Assets Portfolio —Institutional Class (Cost $452,417)(d)(e)	452,417	452,417

TOTAL INVESTMENTS—100.03% (Cost $406,042,745)		493,196,036
OTHER ASSETS LESS LIABILITIES—(0.03)%		(135,527)

NET ASSETS—100.00%		$493,060,509

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco V.I. Mid Cap Core Equity Fund

E.	Foreign Currency Translations – (continued)
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	— Prices are determined using quoted prices in an active market for identical assets.

Level 2
— Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3
— Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

           The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
           During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$493,196,036	$—	$—	$493,196,036

Invesco V.I. Mid Cap Core Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $64,343,218 and $77,397,592 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$91,465,977
Aggregate unrealized (depreciation) of investment securities	(8,435,849)

Net unrealized appreciation of investment securities	$83,030,128

Cost of investments for tax purposes is $410,165,908.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund
(formerly known as AIM V.I. Money Market Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VIMKT-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper—44.67%(a)
Asset-Backed Securities — Commercial Loans/Leases—5.04%
Amstel Funding Corp. (b)(c)	0.90%	04/20/10	$1,000	$999,525
Atlantis One Funding Corp. (b)(c)	0.29%	08/09/10	700	699,267

				1,698,792

Asset-Backed Securities — Fully Supported Bank—15.12%
Crown Point Capital Co., LLC-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	04/08/10	700	699,946
Crown Point Capital Co., LLC-Series A, (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	05/07/10	1,000	999,600
Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)	0.25%	04/15/10	700	699,932
Lexington Parker Capital Co., LLC (Multi CEP’s-Liberty Hampshire Co., LLC; agent) (b)(c)	0.40%	04/09/10	1,700	1,699,849
Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.19%	04/22/10	1,000	999,889

				5,099,216

Asset-Backed Securities — Multi-Purpose—7.41%
Mont Blanc Capital Corp. (b)(c)	0.19%	04/09/10	1,500	1,499,937
Tulip Funding Corp. (b)(c)	0.18%	04/08/10	1,000	999,965

				2,499,902

Diversified Banks—5.34%
Banco Bilbao Vizcaya Argentaria, S.A. (c)	0.26%	04/30/10	800	799,832
Societe Generale North America, Inc. (c)	0.23%	05/25/10	1,000	999,655

				1,799,487

Life & Health Insurance—4.72%
Metlife Short Term Funding LLC (b)	0.19%	04/05/10	1,090	1,089,977
Metlife Short Term Funding LLC (b)	0.19%	04/08/10	500	499,982

				1,589,959

Regional Banks—7.04%
Banque et Caisse d’Epargne de l’Etat (c)	0.20%	05/28/10	1,475	1,474,533
Westpac Banking Corp. (b)(c)	0.27%	06/17/10	900	899,480
				2,374,013

Total Commercial Paper (Cost $15,061,369)				15,061,369

Variable Rate Demand Notes—27.67%(d)
Credit Enhanced—27.67%
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.32%	12/01/28	1,800	1,800,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.35%	10/01/25	1,000	1,000,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.29%	05/15/17	600	600,000
Miami-Dade (County of), Florida Industrial Development Authority (Professional Modification Services, Inc.); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.37%	08/01/18	1,000	1,000,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.30%	03/01/26	520	520,000
New Hampshire (State of) Business Finance Authority (Alice Peck Day Health Systems Obligated Group); Series 2007 B, VRD RB (LOC-TD Bank, N.A.) (e)	0.28%	10/01/36	1,000	1,000,000
Pitney Road Partners, LLC; Series 2008, VRD Notes (CEP-General Electric Capital Corp.) (b)	0.39%	07/01/25	2,375	2,375,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight Project); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)	0.45%	12/01/18	535	535,000
Saint Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(e)	0.30%	03/01/29	500	500,000

Total Variable Rate Demand Notes (Cost $9,330,000)				9,330,000

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Certificates of Deposit—8.01%
Credit Agricole Corporate & Investment Bank	0.70%	09/10/10	$1,000	$1,000,000
Lloyds TSB Bank PLC	0.18%	04/19/10	700	700,000
National Australia Bank Ltd. (United Kingdom) (c)	0.22%	05/10/10	1,000	1,000,011

Total Certificates of Deposit (Cost $2,700,011)				2,700,011

Medium-Term Notes—4.16%
Unilever Capital Corp. Sr. Unsec. Gtd. Unsub. Global MTN (c) (Cost $1,404,839)	7.13%	11/01/10	1,351	1,404,839

TOTAL INVESTMENTS (excluding Repurchase Agreements)—84.51% (Cost $28,496,219)				28,496,219

			Repurchase
			Amount
Repurchase Agreements—15.59%(f)
Banc of America Securities LLC, Joint agreement dated 03/31/10, aggregate maturing value $250,001,667 (collateralized by Corporate obligations valued at $262,500,000; 0%-6.00%, 08/20/30-09/20/56)	0.24%	04/01/10	1,600,011	1,600,000
Barclays Capital Inc., Joint agreement dated 03/31/10, aggregate maturing value of $340,000,189 (collateralized by U.S. Treasury obligations valued at $346,800,053; 4.63%-7.50%, 11/15/16-02/15/40)	0.02%	04/01/10	456,187	456,187
BNP Paribas, Joint agreement dated 03/31/10, aggregate maturing value $342,002,850 (collateralized by U.S. Government sponsored agency and Corporate obligations valued at $348,989,069; 0%-6.12%, 12/14/10-03/01/40) (c)	0.30%	04/01/10	1,600,013	1,600,000
Wells Fargo Securities, LLC, Joint agreement dated 03/31/10, aggregate maturing value $800,004,889 (collateralized by Corporate obligations valued at $840,000,001; 0%-7.80%, 08/18/10-02/12/51)	0.22%	04/01/10	1,600,010	1,600,000
Total Repurchase Agreements (Cost $5,256,187)				5,256,187

TOTAL INVESTMENTS(g)(h)—100.10% (Cost $33,752,406)				33,752,406
OTHER ASSETS LESS LIABILITIES—(0.10)%				(33,291)

NET ASSETS—100.00%				$33,719,115

Investment Abbreviations:

CEP	—Credit Enhancement Provider

Gtd.	—Guaranteed

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MTN	—Medium-Term Notes

RB	—Revenue Bonds

Ref.	—Refunding

Sr.	—Senior

Unsec.	—Unsecured

Unsub.	—Unsubordinated

VRD	—Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2010 was $14,162,349, which represented 42.00% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 22.3%; Netherlands: 12.5%; France: 7.7%; other countries less than 5% each: 10.9%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2010.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Principal amount equals value at period end. See Note 1D.

(g)	Also represents cost for federal income tax purposes.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	9.8%
General Electric Capital Corp.	7.0
Lexington Parker Capital Co., LLC	5.0
Crown Point Capital Co., LLC	5.0
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Invesco V.I. Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Short-term Investments	$—	$33,752,406	$—	$33,752,406
NOTE 3 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Money Market Fund

Invesco V.I. Small Cap Equity Fund
(formerly known as AIM V.I. Small Cap Equity Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	VISCE-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.79%
Advertising—1.06%
Interpublic Group of Cos., Inc. (The) (b)	271,919	$2,262,366
Aerospace & Defense—2.24%
AAR Corp. (b)	90,293	2,241,072
Aerovironment Inc. (b)	40,083	1,046,567
Curtiss-Wright Corp.	42,710	1,486,308

		4,773,947

Air Freight & Logistics—0.97%
UTI Worldwide, Inc.	134,623	2,062,424
Airlines—1.26%
Allegiant Travel Co. (b)(c)	35,309	2,042,979
Continental Airlines, Inc. — Class B (b)	29,317	644,094

		2,687,073

Apparel Retail—1.77%
Citi Trends Inc. (b)	57,300	1,858,812
J. Crew Group, Inc. (b)	42,036	1,929,452

		3,788,264

Apparel, Accessories & Luxury Goods—3.51%
Carter’s, Inc. (b)	70,262	2,118,399
Hanesbrands, Inc. (b)	83,524	2,323,638
Phillips-Van Heusen Corp.	53,073	3,044,267

		7,486,304

Application Software—1.86%
Parametric Technology Corp. (b)	111,017	2,003,857
Quest Software, Inc. (b)	111,166	1,977,643

		3,981,500

Asset Management & Custody Banks—2.37%
Affiliated Managers Group, Inc. (b)	21,500	1,698,500
GAMCO Investors, Inc. — Class A	26,931	1,225,361
SEI Investments Co.	97,352	2,138,823
Teton Advisors, Inc. — Class A	1	7

		5,062,691

Auto Parts & Equipment—1.01%
TRW Automotive Holdings Corp. (b)	75,639	2,161,763
Automotive Retail—0.83%
Penske Automotive Group, Inc. (b)	122,615	1,768,108
Biotechnology—1.09%
InterMune, Inc. (b)(c)	52,404	2,335,646
Casinos & Gaming—0.92%
Bally Technologies Inc. (b)	48,288	1,957,596
Communications Equipment—3.06%
Comtech Telecommunications Corp. (b)	46,992	1,503,274
JDS Uniphase Corp. (b)	232,480	2,912,975
Tellabs, Inc.	281,186	2,128,578

		6,544,827

Construction, Farm Machinery & Heavy Trucks—1.64%
Titan International, Inc. (c)	220,946	1,928,858
Trinity Industries, Inc.	78,783	1,572,509

		3,501,367

Data Processing & Outsourced Services—1.69%
CyberSource Corp. (b)	102,609	1,810,023
Wright Express Corp. (b)	59,901	1,804,218

		3,614,241

Diversified Chemicals—0.87%
FMC Corp.	30,558	1,849,981
Diversified Metals & Mining—1.06%
Compass Minerals International, Inc.	28,152	2,258,635
Diversified Support Services—0.47%
EnerNOC, Inc. (b)	34,029	1,009,981
Electrical Components & Equipment—2.98%
Baldor Electric Co.	57,228	2,140,327
Belden Inc.	81,112	2,227,336
GrafTech International Ltd. (b)	146,729	2,005,785

		6,373,448

Electronic Equipment & Instruments—1.55%
OSI Systems, Inc. (b)	83,887	2,353,030
Rofin-Sinar Technologies, Inc. (b)	42,774	967,548

		3,320,578

Environmental & Facilities Services—2.77%
ABM Industries Inc.	109,760	2,326,912
Team, Inc. (b)	113,306	1,879,746
Waste Connections, Inc. (b)	50,531	1,716,033

		5,922,691

Gas Utilities—1.41%
Energen Corp.	30,573	1,422,562
UGI Corp.	59,926	1,590,436

		3,012,998

Health Care Distributors—0.82%
Owens & Minor, Inc.	37,550	1,741,945
Health Care Equipment—2.01%
ev3 Inc. (b)	141,449	2,243,381
Invacare Corp.	77,148	2,047,508

		4,290,889

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value
Health Care Facilities—1.11%
Universal Health Services, Inc. — Class B	67,382	$2,364,434
Health Care Services—1.74%
Emdeon, Inc. — Class A (b)	110,418	1,824,105
Gentiva Health Services, Inc. (b)	66,578	1,882,826

		3,706,931

Health Care Supplies—1.16%
Cooper Cos., Inc. (The)	63,447	2,466,819
Health Care Technology—1.11%
athenahealth Inc. (b)	21,403	782,494
Omnicell, Inc. (b)	113,756	1,595,996

		2,378,490

Home Furnishings—1.08%
Ethan Allen Interiors Inc.	111,760	2,305,609
Industrial Machinery—3.72%
Gardner Denver Inc.	44,686	1,967,971
IDEX Corp.	63,345	2,096,720
RBC Bearings Inc. (b)	61,489	1,959,654
Valmont Industries, Inc.	23,147	1,917,266

		7,941,611

Insurance Brokers—0.95%
Arthur J. Gallagher & Co.	69,324	1,701,904
eHealth, Inc. (b)	20,201	318,166

		2,020,070

Integrated Telecommunication Services—1.65%
Alaska Communications Systems Group Inc.	190,916	1,550,238
Cincinnati Bell Inc. (b)	577,776	1,970,216

		3,520,454

Internet Software & Services—2.56%
Ancestry.com, Inc. (b)	63,495	1,076,240
GSI Commerce, Inc. (b)	74,530	2,062,245
Open Text Corp. (Canada)(b)	49,005	2,326,268

		5,464,753

Investment Banking & Brokerage—0.91%
KBW Inc. (b)	71,963	1,935,805
IT Consulting & Other Services—0.88%
CACI International Inc. — Class A (b)	38,534	1,882,386
Life Sciences Tools & Services—1.30%
Dionex Corp. (b)	25,100	1,876,978
eResearch Technology, Inc. (b)	130,919	904,650

		2,781,628

Metal & Glass Containers—0.86%
AptarGroup, Inc.	46,900	1,845,515
Movies & Entertainment—0.96%
World Wrestling Entertainment, Inc. — Class A	118,053	2,042,317
Office REIT’s—1.74%
Alexandria Real Estate Equities, Inc.	25,124	1,698,382
Digital Realty Trust, Inc.	37,300	2,021,660

		3,720,042

Oil & Gas Equipment & Services—2.63%
Complete Production Services, Inc. (b)	137,310	1,585,930
Dresser-Rand Group, Inc. (b)	59,837	1,880,079
Oceaneering International, Inc. (b)	33,862	2,149,898

		5,615,907

Oil & Gas Exploration & Production—3.17%
Arena Resources, Inc. (b)	46,316	1,546,954
Comstock Resources, Inc. (b)	40,560	1,289,808
Forest Oil Corp. (b)	73,135	1,888,346
Penn Virginia Corp.	83,347	2,042,002

		6,767,110

Packaged Foods & Meats—1.87%
Flowers Foods, Inc.	75,107	1,858,147
TreeHouse Foods, Inc. (b)	48,479	2,126,774

		3,984,921

Pharmaceuticals—2.80%
Biovail Corp. (Canada)	124,041	2,080,168
ViroPharma Inc. (b)	172,458	2,350,603
VIVUS, Inc. (b)	176,470	1,538,818

		5,969,589

Property & Casualty Insurance—1.57%
FPIC Insurance Group, Inc. (b)	68,212	1,849,227
Hanover Insurance Group Inc. (The)	34,490	1,504,109

		3,353,336

Regional Banks—6.94%
BancFirst Corp.	49,456	2,072,701
Columbia Banking System, Inc.	101,424	2,059,921
Commerce Bancshares, Inc.	42,667	1,755,320
Community Trust Bancorp, Inc.	52,394	1,419,354
First Financial Bankshares, Inc.	25,508	1,314,937
First Midwest Bancorp, Inc.	152,559	2,067,175
FirstMerit Corp.	94,042	2,028,486
Zions Bancorp. (c)	95,979	2,094,262

		14,812,156

Restaurants—4.36%
Brinker International, Inc.	112,370	2,166,493
DineEquity, Inc. (b)	51,364	2,030,419
Papa John’s International, Inc. (b)	52,578	1,351,780
Sonic Corp. (b)	139,013	1,536,094
Texas Roadhouse, Inc. (b)	159,594	2,216,761

		9,301,547

Semiconductor Equipment—2.64%
ATMI, Inc. (b)	88,933	1,717,296
Cymer, Inc. (b)	53,440	1,993,312
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value
Semiconductor Equipment —(continued)
MKS Instruments, Inc. (b)	98,006	$1,919,938

		5,630,546

Semiconductors—0.95%
Semtech Corp. (b)	116,859	2,036,852
Specialized REIT’s—2.52%
LaSalle Hotel Properties	104,148	2,426,649
Senior Housing Properties Trust	70,946	1,571,454
Universal Health Realty Income Trust	39,289	1,388,473

		5,386,576

Specialty Chemicals—0.79%
Zep, Inc.	76,868	1,681,872
Systems Software—1.19%
Ariba Inc. (b)	197,837	2,542,206
Technology Distributors—1.90%
Anixter International Inc. (b)	45,876	2,149,291
Ingram Micro Inc. — Class A (b)	108,947	1,912,020

		4,061,311

Trading Companies & Distributors—0.99%
Beacon Roofing Supply, Inc. (b)	110,506	2,113,980
Trucking—1.84%
Landstar System, Inc.	46,887	1,968,316
Old Dominion Freight Line, Inc. (b)	58,958	1,968,608

		3,936,924

Water Utilities—0.32%
Cascal N.V. (United Kingdom)	94,858	691,515
Wireless Telecommunication Services—0.36%
NTELOS Holdings Corp.	43,251	769,435

Total Common Stocks & Other Equity Interests (Cost $174,602,447)		208,801,910

Money Market Funds—1.44%
Liquid Assets Portfolio-Institutional Class (d)	1,540,308	1,540,308
Premier Portfolio-Institutional Class (d)	1,540,308	1,540,308

Total Money Market Funds (Cost $3,080,616)		3,080,616

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.23% (Cost $177,683,063)		211,882,526

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—3.03%
Liquid Assets Portfolio — Institutional Class (Cost $6,466,276)(d)(e)	6,466,276	6,466,276

TOTAL INVESTMENTS—102.26% (Cost $184,149,339)		218,348,802
OTHER ASSETS LESS LIABILITIES—(2.26)%		(4,832,845)

NET ASSETS—100.00%		$213,515,957

Investment Abbreviations:
REIT  — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. Small Cap Equity Fund

A.	Security Valuations — (continued)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$218,348,802	$—	$—	$218,348,802

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $23,447,585 and $21,887,946, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,184,100
Aggregate unrealized (depreciation) of investment securities	(7,393,851)

Net unrealized appreciation of investment securities	$30,790,249

Cost of investments for tax purposes is $187,558,553.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
(formerly known as AIM V.I. Technology Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	I-VITEC-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—98.02%

Application Software—3.86%
Autodesk, Inc. (b)	45,231	$1,330,696
NICE Systems Ltd. — ADR (Israel)(b)	72,466	2,300,796
Solera Holdings Inc.	30,140	1,164,911

		4,796,403

Communications Equipment—9.64%
Cisco Systems, Inc. (b)	129,245	3,364,247
Finisar Corp. (b)	21,078	331,135
JDS Uniphase Corp. (b)	105,735	1,324,860
Plantronics, Inc.	42,456	1,328,024
Polycom, Inc. (b)	33,143	1,013,513
QUALCOMM Inc.	66,610	2,796,954
Research In Motion Ltd. (Canada)(b)	24,734	1,829,079

		11,987,812

Computer Hardware—11.85%
Apple Inc. (b)	30,196	7,093,946
Dell Inc. (b)	69,158	1,038,062
Hewlett-Packard Co.	94,655	5,030,913
International Business Machines Corp.	12,238	1,569,524

		14,732,445

Computer Storage & Peripherals—6.71%
EMC Corp. (b)	174,523	3,148,395
NetApp, Inc. (b)	32,443	1,056,344
QLogic Corp. (b)	71,875	1,459,062
Seagate Technology (b)	70,968	1,295,876
Western Digital Corp. (b)	35,484	1,383,521

		8,343,198

Data Processing & Outsourced Services—4.62%
Alliance Data Systems Corp. (b)(c)	53,044	3,394,285
MasterCard, Inc. — Class A	5,444	1,382,776
Western Union Co. (The)	57,260	971,130

		5,748,191

Electronic Components—2.64%
Corning Inc.	91,274	1,844,647
Dolby Laboratories Inc. — Class A (b)	24,519	1,438,530

		3,283,177

Electronic Equipment & Instruments—0.74%
Cogent Inc. (b)	89,947	917,459
Electronic Manufacturing Services—4.46%
Flextronics International Ltd. (Singapore)(b)	335,887	2,633,354
Tyco Electronics Ltd. (Switzerland)	106,056	2,914,419

		5,547,773

Home Entertainment Software—0.62%
Nintendo Co., Ltd. (Japan)(c)	2,300	768,036
Internet Retail—1.26%
Amazon.com, Inc. (b)	11,495	1,560,216
Internet Software & Services—7.82%
eBay Inc. (b)	45,500	1,226,225
Google Inc. — Class A (b)	9,716	5,509,069
GSI Commerce, Inc. (b)	48,472	1,341,220
VeriSign, Inc. (b)	31,303	814,191
Yahoo! Inc. (b)	49,973	826,054

		9,716,759

IT Consulting & Other Services—4.54%
Amdocs Ltd. (b)	44,071	1,326,978
Cognizant Technology Solutions Corp. — Class A (b)	84,550	4,310,359

		5,637,337

Other Diversified Financial Services—0.75%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Cost $3,149,655) (d)(e)	--	934,247
Semiconductor Equipment—4.81%
Applied Materials, Inc.	136,270	1,836,920
ASML Holding N.V. — New York Shares (Netherlands)(c)	66,591	2,357,321
Cymer, Inc. (b)	47,748	1,781,000

		5,975,241

Semiconductors—17.47%
Avago Technologies Ltd. (Singapore)(b)	99,281	2,041,217
Intel Corp.	188,998	4,207,096
Intersil Corp. — Class A	119,847	1,768,942
Marvell Technology Group Ltd. (b)	191,217	3,897,002
Microsemi Corp. (b)	126,482	2,193,198
ON Semiconductor Corp. (b)	245,289	1,962,312
Semtech Corp. (b)	73,731	1,285,131
Taiwan Semiconductor Manufacturing Co. Ltd. -ADR (Taiwan)	152,568	1,600,438
Texas Instruments Inc.	44,663	1,092,904
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

	Shares	Value
Semiconductors—(continued)
Xilinx, Inc.	65,169	$1,661,810

		21,710,050

Systems Software—13.65%
Ariba Inc. (b)	139,659	1,794,618
Check Point Software Technologies Ltd. (Israel)(b)	116,494	4,084,280
McAfee Inc. (b)	15,111	606,404
Microsoft Corp.	155,470	4,550,607
Oracle Corp.	99,016	2,543,721
Rovi Corp. (b)	15,298	568,015
SonicWALL, Inc. (b)	192,595	1,673,650
Symantec Corp. (b)	67,878	1,148,496

		16,969,791

Technology Distributors—1.56%
Anixter International Inc. (b)	41,282	1,934,062
Wireless Telecommunication Services—1.02%
American Tower Corp. — Class A (b)	29,796	1,269,608

Total Common Stocks & Other Equity Interests (Cost $100,388,784)		121,831,805

Money Market Funds—3.48%
Liquid Assets Portfolio-Institutional Class (f)	2,161,310	2,161,310
Premier Portfolio-Institutional Class (f)	2,161,310	2,161,310

Total Money Market Funds (Cost $4,322,620)		4,322,620

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)-101.50% (Cost $104,711,404)		126,154,425

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds—3.70%
Liquid Assets Portfolio — Institutional Class (Cost $4,602,356)(f)(g)	4,602,356	4,602,356

TOTAL INVESTMENTS—105.20% (Cost $109,313,760)		130,756,781
OTHER ASSETS LESS LIABILITIES—(5.20)%		(6,463,099)

NET ASSETS—100.00%		$124,293,682

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2010.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2010 represented 0.75% of the Fund’s Net Assets.

(e)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1E.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco V.I. Technology Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results
Invesco V.I. Technology Fund

F.	Foreign Currency Translations — (continued)
of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.

	Level 1	Level 2	Level 3	Total
Equity Securities	$129,054,498	$768,036	$934,247	$130,756,781
Invesco V.I. Technology Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $8,537,263 and $5,879,226, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$28,478,432
Aggregate unrealized (depreciation) of investment securities	(5,233,930)

Net unrealized appreciation of investment securities	$23,244,502

Cost of investments for tax purposes is $107,512,279.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
(formerly known as AIM V.I. Utilities Fund)
Quarterly Schedule of Portfolio Holdings
March 31, 2010

invesco.com	I-VIUTI-QTR-1 03/10	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2010
(Unaudited)

	Shares	Value
Common Stocks—95.49%

Electric Utilities—44.18%
American Electric Power Co., Inc.	77,283	$2,641,533
Duke Energy Corp.	126,045	2,057,055
E.ON AG (Germany)	54,422	2,009,633
Edison International	82,310	2,812,533
Entergy Corp.	41,255	3,356,094
Exelon Corp.	48,299	2,115,979
FirstEnergy Corp.	53,693	2,098,859
FPL Group, Inc.	32,955	1,592,715
Northeast Utilities	59,859	1,654,503
Pepco Holdings, Inc.	145,565	2,496,440
Portland General Electric Co.	110,188	2,127,730
PPL Corp.	95,357	2,642,343
Southern Co.	76,014	2,520,624

		30,126,041

Gas Utilities—11.52%
AGL Resources Inc.	62,907	2,431,355
EQT Corp.	21,018	861,738
ONEOK, Inc.	58,078	2,651,261
Questar Corp.	25,819	1,115,381
UGI Corp.	29,949	794,846

		7,854,581

Independent Power Producers & Energy Traders—2.73%
NRG Energy, Inc. (b)	89,264	1,865,618
Integrated Telecommunication Services—4.81%
AT&T Inc.	61,369	1,585,775
Verizon Communications Inc.	54,675	1,696,018

		3,281,793

Multi-Utilities—28.98%
CMS Energy Corp.	208,100	3,217,226
Dominion Resources, Inc.	78,776	3,238,481
National Grid PLC (United Kingdom)	229,049	2,231,494
PG&E Corp.	71,277	3,023,570
Public Service Enterprise Group Inc.	66,524	1,963,789
Sempra Energy	43,756	2,183,425
Wisconsin Energy Corp.	23,927	1,182,233
Xcel Energy, Inc.	128,341	2,720,829

		19,761,047

Oil & Gas Storage & Transportation—3.27%
El Paso Corp.	57,486	623,148
Williams Cos., Inc. (The)	69,599	1,607,737

		2,230,885

Total Common Stocks (Cost $57,990,762)		65,119,965

Money Market Funds—4.46%
Liquid Assets Portfolio-Institutional Class (c)	1,518,696	$1,518,696
Premier Portfolio-Institutional Class (c)	1,518,696	1,518,696

Total Money Market Funds (Cost $3,037,392)		3,037,392

TOTAL INVESTMENTS—99.95% (Cost $61,028,154)		68,157,357
OTHER ASSETS LESS LIABILITIES—0.05%		36,732

NET ASSETS—100.00%		$68,194,089

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Utilities Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     Government regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings.
E.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Utilities Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2010, there were no significant transfers between level 1 and level 2.
Invesco V.I. Utilities Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$65,925,863	$2,231,494	$—	$68,157,357
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2010 was $865,919 and $1,672,128, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,357,921
Aggregate unrealized (depreciation) of investment securities	(3,540,914)

Net unrealized appreciation of investment securities	$6,817,007

Cost of investments for tax purposes is $61,340,350.
NOTE 4 — Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” were changed to “Invesco”.
Invesco V.I. Utilities Fund

Item 2. Controls and Procedures.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 28, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: May 28, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 28, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.